                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10263
                                                    ----------------------------

                                GuideStone Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
        GuideStone Financial Resources of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 214-720-2142
                                                           ---------------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments is attached herewith.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                       SHARES         VALUE
------------------                                    -----------   ------------
AFFILIATED MUTUAL FUNDS - 98.8%
   GuideStone - Equity Index Fund
      (GS4 Class)(INFINITY)                               271,308   $  4,555,266
   GuideStone - Growth Equity Fund
      (GS4 Class)(INFINITY)                             1,254,238     21,058,664
   GuideStone - International Equity Fund
      (GS4 Class)(INFINITY)                             1,006,999     16,978,011
   GuideStone - Low-Duration Bond Fund
      (GS4 Class)(INFINITY)                            15,433,049    196,462,717
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                             3,012,936      3,012,936
   GuideStone - Small Cap Equity Fund
      (GS4 Class)(INFINITY)                               318,749      5,485,666
   GuideStone - Value Equity Fund
      (GS4 Class)(INFINITY)                             1,143,019     21,351,594
                                                                    ------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $223,437,171)                                                  268,904,854
                                                                    ------------

                                                          PAR
                                                      -----------
U.S. TREASURY OBLIGATIONS - 1.2%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                              $   90,000         89,523
   U.S. Treasury Note
      3.13%, 05/15/07                                   3,100,000      3,050,112
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,154,629)                                                      3,139,635
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $226,591,800)                                                  272,044,489

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                             17,458
                                                                    ------------
NET ASSETS -- 100.0%                                                $272,061,947
                                                                    ============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                     SHARES          VALUE
------------------                                  -----------   --------------
AFFILIATED MUTUAL FUNDS - 99.2%
   GuideStone - Equity Index Fund
      (GS4 Class)(INFINITY)                           2,055,849   $   34,517,707
   GuideStone - Extended-Duration Bond Fund (GS4
      Class)(INFINITY)                                7,913,083      120,120,595
   GuideStone - Growth Equity Fund
      (GS4 Class)(INFINITY)                          11,086,928      186,149,529
   GuideStone - International Equity Fund
      (GS4 Class)(INFINITY)                          10,121,752      170,652,731
   GuideStone - Low-Duration Bond Fund
      (GS4 Class)(INFINITY)                          13,817,221      175,893,224
   GuideStone - Medium-Duration Bond Fund (GS4
      Class)(INFINITY)                               21,355,393      291,287,564
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                          14,221,019       14,221,019
   GuideStone - Small Cap Equity Fund
      (GS4 Class)(INFINITY)                           2,730,584       46,993,349
   GuideStone - Value Equity Fund
      (GS4 Class)(INFINITY)                           9,979,006      186,407,834
                                                                  --------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $998,973,001)                                                1,226,243,552
                                                                  --------------

                                                       PAR
                                                   -----------
U.S. TREASURY OBLIGATIONS - 0.8%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                          $   805,000          800,734
   U.S. Treasury Note
      5.75%, 08/15/10                                8,300,000        8,854,739
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,753,959)                                                     9,655,473
                                                                 --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $1,008,726,960)                                             1,235,899,025

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                           (44,230)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,235,854,795
                                                                 ==============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                     SHARES          VALUE
------------------                                  -----------   --------------
AFFILIATED MUTUAL FUNDS - 99.5%
   GuideStone - Equity Index Fund
      (GS4 Class)(INFINITY)                           2,321,852   $   38,983,902
   GuideStone - Extended-Duration Bond Fund (GS4
      Class)(INFINITY)                                3,315,915       50,335,585
   GuideStone - Growth Equity Fund
      (GS4 Class)(INFINITY)                          13,829,552      232,198,180
   GuideStone - International Equity Fund
      (GS4 Class)(INFINITY)                          12,433,195      209,623,671
   GuideStone - Low-Duration Bond Fund
      (GS4 Class)(INFINITY)                           5,801,104       73,848,060
   GuideStone - Medium-Duration Bond Fund (GS4
      Class)(INFINITY)                                8,907,014      121,491,668
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                          16,572,884       16,572,884
   GuideStone - Small Cap Equity Fund
      (GS4 Class)(INFINITY)                           3,405,321       58,605,569
   GuideStone - Value Equity Fund
      (GS4 Class)(INFINITY)                          12,391,229      231,468,159
                                                                  --------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $815,553,361)                                                1,033,127,678
                                                                  --------------

                                                       PAR
                                                   -----------
U.S. TREASURY OBLIGATIONS - 0.5%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                          $   910,000          905,178
   U.S. Treasury Note
      5.75%, 08/15/10                                3,715,000        3,963,296
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,896,709)                                                     4,868,474
                                                                 --------------

TOTAL INVESTMENTS -- 100.0%
(Cost $820,450,070)                                               1,037,996,152
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                           (41,322)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,037,954,830
                                                                 ==============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                       SHARES         VALUE
------------------                                     ----------   ------------
AFFILIATED MUTUAL FUNDS - 99.9%
   GuideStone - Equity Index Fund (GS4 Class)
      (INFINITY)                                        2,932,544   $ 49,237,416
   GuideStone - Growth Equity Fund (GS4 Class)
      (INFINITY)                                       16,552,226    277,911,879
   GuideStone - International Equity Fund
      (GS4 Class)(INFINITY)                            14,370,214    242,281,809
   GuideStone - Money Market Fund (GS4 Class)
      (INFINITY)                                       17,293,927     17,293,927
   GuideStone - Small Cap Equity Fund (GS4 Class)
      (INFINITY)                                        3,971,326     68,346,514
   GuideStone - Value Equity Fund (GS4 Class)
      (INFINITY)                                       14,881,356    277,983,729
                                                                    ------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $705,244,620)                                                  933,055,274
                                                                    ------------

                                                          PAR
                                                      ----------
U.S. TREASURY OBLIGATION - 0.1%
   U.S. Treasury Bill
      3.21%, 12/01/05++++
(Cost $1,287,956)                                     $1,295,000      1,288,138
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $706,532,576)                                                 934,343,412
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                           (61,260)
                                                                   ------------
NET ASSETS -- 100.0%                                               $934,282,152
                                                                   ============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                         SHARES       VALUE
------------------                                       ---------   -----------
AFFILIATED MUTUAL FUNDS - 98.9%
   GuideStone - Equity Index Fund (GS2 Class)
      (INFINITY)                                            90,223   $   895,915
   GuideStone - Growth Equity Fund (GS2 Class)
      (INFINITY)                                           390,941     4,143,979
   GuideStone - International Equity Fund
      (GS2 Class)(INFINITY)                                232,436     3,340,107
   GuideStone - Low-Duration Bond Fund (GS2 Class)
      (INFINITY)                                         4,230,909    38,712,815
   GuideStone - Money Market Fund (GS2 Class)
      (INFINITY)                                           524,959       524,959
   GuideStone - Small Cap Equity Fund (GS2 Class)
      (INFINITY)                                            82,574     1,079,247
   GuideStone - Value Equity Fund (GS2 Class)
      (INFINITY)                                           349,678     4,199,636
                                                                     -----------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $52,498,149)                                                    52,896,658
                                                                     -----------

                                                             PAR
                                                          --------
U.S. TREASURY OBLIGATIONS - 1.1%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                                 $ 20,000        19,894
   U.S. Treasury Note
      3.13%, 05/15/07                                      555,000       546,068
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $567,267)                                                          565,962
                                                                     -----------
TOTAL INVESTMENTS -- 100.0%
(Cost $53,065,416)                                                    53,462,620
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                326
                                                                     -----------
NET ASSETS -- 100.0%                                                 $53,462,946
                                                                     ===========

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                        SHARES        VALUE
------------------                                      ---------   ------------
AFFILIATED MUTUAL FUNDS - 99.2%
   GuideStone - Equity Index Fund (GS2 Class)
      (INFINITY)                                          647,596   $  6,430,630
   GuideStone - Extended-Duration Bond Fund
      (GS2 Class)(INFINITY)                             2,532,916     22,441,638
   GuideStone - Growth Equity Fund (GS2 Class)
      (INFINITY)                                        3,273,818     34,702,469
   GuideStone - International Equity Fund
      (GS2 Class)(INFINITY)                             2,213,350     31,805,838
   GuideStone - Low-Duration Bond Fund (GS2 Class)
      (INFINITY)                                        3,589,170     32,840,905
   GuideStone - Medium-Duration Bond Fund
      (GS2 Class)(INFINITY)                             6,067,165     54,361,800
   GuideStone - Money Market Fund (GS2 Class)
      (INFINITY)                                        2,725,393      2,725,393
   GuideStone - Small Cap Equity Fund (GS2 Class)
      (INFINITY)                                          670,192      8,759,408
   GuideStone - Value Equity Fund (GS2 Class)
      (INFINITY)                                        2,892,195     34,735,260
                                                                    ------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $216,886,108)                                                  228,803,341
                                                                    ------------

                                                          PAR
                                                      ----------
U.S. TREASURY OBLIGATIONS - 0.8%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                             $  140,000        139,258
   U.S. Treasury Note
      5.75%, 08/15/10                                  1,685,000      1,797,619
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,961,779)                                                     1,936,877
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $218,847,887)                                                 230,740,218
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                           (10,921)
                                                                   ------------
NET ASSETS -- 100.0%                                               $230,729,297
                                                                   ============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                       SHARES         VALUE
------------------                                     ----------   ------------
AFFILIATED MUTUAL FUNDS - 99.6%
   GuideStone - Equity Index Fund (GS2
      Class)(INFINITY)                                    583,582   $  5,794,965
   GuideStone - Extended-Duration Bond Fund (GS2
      Class)(INFINITY)                                    846,803      7,502,677
   GuideStone - Growth Equity Fund (GS2
      Class)(INFINITY)                                  3,258,219     34,537,124
   GuideStone - International Equity Fund (GS2
      Class)(INFINITY)                                  2,169,189     31,171,240
   GuideStone - Low-Duration Bond Fund (GS2
      Class)(INFINITY)                                  1,202,269     11,000,763
   GuideStone - Medium-Duration Bond Fund (GS2
      Class)(INFINITY)                                  2,018,990     18,090,147
   GuideStone - Money Market Fund (GS2
      Class)(INFINITY)                                  2,296,057      2,296,057
   GuideStone - Small Cap Equity Fund (GS2
      Class)(INFINITY)                                    666,873      8,716,025
   GuideStone - Value Equity Fund (GS2
      Class)(INFINITY)                                  2,865,483     34,414,447
                                                                    ------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $137,665,240)                                                  153,523,445
                                                                    ------------

                                                            PAR
                                                         --------
U.S. TREASURY OBLIGATIONS - 0.4%
   U.S. Treasury Bill
      3.21%, 12/01/05++++                                $130,000        129,311
   U.S. Treasury Note
      5.75%, 08/15/10                                     520,000        554,755
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $688,319)                                                          684,066
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $138,353,559)                                                  154,207,511
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                            (10,712)
                                                                    ------------
NET ASSETS -- 100.0%                                                $154,196,799
                                                                    ============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                       SHARES         VALUE
------------------                                     ----------   ------------
AFFILIATED MUTUAL FUNDS - 99.9%
   GuideStone - Equity Index Fund (GS2
      Class)(INFINITY)                                    635,035   $  6,305,900
   GuideStone - Growth Equity Fund (GS2
      Class)(INFINITY)                                  3,356,866     35,582,776
   GuideStone - International Equity Fund (GS2
      Class)(INFINITY)                                  2,159,079     31,025,971
   GuideStone - Money Market Fund (GS2
      Class)(INFINITY)                                  2,454,893      2,454,893
   GuideStone - Small Cap Equity Fund (GS2
      Class)(INFINITY)                                    669,625      8,752,005
   GuideStone - Value Equity Fund (GS2
      Class)(INFINITY)                                  2,964,310     35,601,361
                                                                    ------------
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $106,880,733)                                                  119,722,906
                                                                    ------------

                                                            PAR
                                                         --------
U.S. TREASURY OBLIGATION - 0.1%
   U.S. Treasury Bill
      3.21%, 12/01/05++++
(Cost $149,184)                                          $150,000        149,205
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $107,029,917)                                                  119,872,111
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                             (9,209)
                                                                    ------------
NET ASSETS -- 100.0%                                                $119,862,902
                                                                    ============

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                        PAR           VALUE
------------------                                    -----------   ------------
CERTIFICATES OF DEPOSIT - 13.7%
   Banco Santander Puerto Rico
      3.69%, 10/17/05                                 $33,800,000   $ 33,800,000
      3.83%, 10/26/05                                   9,772,000      9,772,000
   BNP Paribas NY
      3.76%, 11/01/05                                  15,000,000     15,000,000
   DEPFA Bank PLC NY
      2.49%, 11/01/05                                   8,700,000      8,700,000
   Wachovia Bank NA
      3.76%, 11/01/05                                  45,000,000     45,000,000
   Washington Mutual Bank FA
      3.78%, 12/02/05                                  12,000,000     11,996,907
      3.95%, 12/13/05                                   5,000,000      5,000,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $129,268,907)                                                  129,268,907
                                                                    ------------

COMMERCIAL PAPER - 62.1%
   Barclays US Funding Corporation
      3.75%, 11/01/05                                  44,000,000     43,857,917
   Bear Stearns Cos., Inc. (The)
      3.55%, 10/17/05                                  17,400,000     17,372,547
   Citibank Credit Card Issuance Trust
      3.75%, 11/14/05                                  10,000,000      9,954,167
   Citigroup Funding, Inc.
      3.67%, 10/24/05                                  11,000,000     10,974,208
      3.75%, 11/01/05                                  14,000,000     13,954,792
      3.77%, 12/02/05                                  10,000,000      9,935,072
   Citigroup Global Markets Holdings, Inc.
      3.64%, 11/28/05                                  10,000,000     10,000,000
   Concord Minutemen Capital Co. LLC
      3.73%, 11/08/05                                  10,000,000      9,960,628
   Countrywide Financial Corporation
      3.90%, 10/03/05                                     310,000        309,933
   CRC Funding LLC
      3.73%, 11/03/05                                  20,000,000     19,931,617
   Eurohypo AG
      3.76%, 11/01/05                                  47,140,000     46,987,573
   Galaxy Funding, Inc.
      3.69%, 11/09/05                                  12,000,000     11,952,030
      3.74%, 11/21/05                                  15,000,000     14,920,525
   General Electric Capital Services, Inc.
      3.57%, 10/25/05                                  36,000,000     35,914,320
   Giro Funding Corporation
      3.87%, 12/19/05                                  28,895,000     28,649,609
   Greenwich Capital Holdings, Inc.
      3.76%, 10/20/05                                   7,000,000      7,000,000
      3.79%, 11/23/05                                  33,700,000     33,700,000
   HBOS Treasury Services PLC
      3.57%, 10/18/05                                  11,000,000     10,981,456
   Irish Life & Permanent PLC
      3.50%, 10/14/05                                  42,000,000     41,946,917
   Jupiter Securitization Corporation
      3.74%, 11/22/05                                  20,000,000     19,891,956
   Lake Constance Funding LLC

      3.77%, 12/01/05                                  20,000,000     19,872,239
   Lehman Brothers Holdings, Inc.
      3.99%, 03/30/06                                  25,000,000     25,000,000
      3.99%, 04/12/06                                   5,000,000      5,000,000
   Lockhart Funding LLC
      3.79%, 10/27/05                                   6,000,000      5,983,577
      3.71%, 11/07/05                                  32,000,000     31,877,981
   Monument Gardens Funding LLC
      3.52%, 10/11/05                                  15,000,000     14,985,333
      3.85%, 12/12/05                                   3,000,000      2,976,900
   SBC Communications, Inc.
      3.78%, 11/04/05                                  34,689,000     34,565,160
   Silver Tower US Funding
      3.88%, 12/07/05                                   9,000,000      8,935,010
   Swedbank
      3.87%, 12/12/05                                  12,000,000     11,907,120
   Tulip Funding Corporation
      3.78%, 10/20/05                                   5,000,000      4,990,025
   Wal-Mart Stores, Inc.
      3.49%, 10/04/05                                  19,750,000     19,744,256
                                                                     -----------
TOTAL COMMERCIAL PAPER
(Cost $584,032,868)                                                  584,032,868
                                                                     -----------

MASTER NOTES - 8.2%
   Merrill Lynch Mortgage Capital, Inc.
      3.95%, 10/04/05++                                40,260,000     40,260,000
   Morgan Stanley Mortgage Capital
      4.11%, 09/30/06++                                37,000,000     37,000,000
                                                                     -----------
TOTAL MASTER NOTES
(Cost $77,260,000)                                                    77,260,000
                                                                     -----------

VARIABLE RATE OBLIGATIONS - 16.2%
   Allstate Life Global Funding II
      3.82%, 09/25/06 144A++                           20,000,000     20,000,000
   Bear Stearns Cos., Inc. (The)
      3.85%, 10/27/06++                                10,000,000     10,000,000
   Cullinan Finance Corporation
      3.84%, 09/15/06 144A++                           25,000,000     24,996,449
   General Electric Capital Corporation
      3.89%, 10/13/06++                                 2,240,000      2,242,070
   Links Finance LLC
      3.63%, 04/05/06 144A++                            3,950,000      3,949,406
   Metropolitan Life Global Funding I
      3.91%, 10/27/06 144A++                           10,000,000     10,000,000
   National City Bank
      3.64%, 07/07/06++                                25,000,000     24,998,183
   Racers Trust
      3.82%, 03/22/06 144A++                            8,600,000      8,600,000
      3.86%, 08/21/06 144A++                           23,000,000     23,000,000
   Shipley Group LP
      3.98%, 10/01/14++                                 1,500,000      1,500,000
   U.S. Bank NA
      3.77%, 09/29/06++                                15,000,000     14,996,651
   Westpac Banking Corporation
      3.84%, 10/11/06++                                 8,250,000      8,250,000
                                                                     -----------
TOTAL VARIABLE RATE OBLIGATIONS
(Cost $152,532,759)                                                  152,532,759
                                                                     -----------

TOTAL INVESTMENTS -- 100.2%

(Cost $943,094,534)                                                  943,094,534
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                       (1,668,075)
                                                                    ------------
NET ASSETS -- 100.0%                                                $941,426,459
                                                                    ============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                         PAR          VALUE
------------------                                     ----------   ------------
AGENCY OBLIGATIONS - 12.3%
   Federal Home Loan Bank
      3.68%, 12/06/05                                  $9,400,000   $  9,337,415
      1.70%, 12/30/05                                   3,825,000      3,804,284
      4.38%, 10/03/08                                   3,500,000      3,473,813
   Federal Home Loan Mortgage Corporation
      3.46%, 10/18/05                                   9,100,000      9,084,981
      3.49%, 10/25/05                                   9,400,000      9,377,691
      3.31%, 11/02/05                                     100,000         99,700
      3.62%, 11/15/05                                   3,300,000      3,285,170
      3.70%, 12/12/05                                     100,000         99,272
      3.75%, 01/10/06                                   3,400,000      3,364,331
      5.25%, 01/15/06                                   9,575,000      9,607,172
   Federal National Mortgage Association
      3.43%, 10/05/05                                   9,400,000      9,396,541
      3.47%, 10/19/05                                   2,300,000      2,296,115
      3.59%, 11/09/05                                   2,400,000      2,391,091
      3.63%, 11/10/05                                   9,400,000      9,364,188
      3.67%, 11/23/05                                   9,400,000      9,351,243
      2.38%, 12/15/05                                   2,755,000      2,745,878
      3.99%, 03/29/06                                   1,900,000      1,863,148
      2.75%, 05/10/06                                   3,775,000      3,741,569
      2.77%, 12/29/06                                   1,505,000      1,476,372
      2.71%, 01/30/07                                   7,500,000      7,342,244
      6.63%, 09/15/09(DELTA)                            4,025,000      4,329,117
   Small Business Administration
      6.95%, 11/10/16                                   1,581,924      1,653,199
                                                                    ------------
TOTAL AGENCY OBLIGATIONS
(Cost $107,640,884)                                                  107,484,534
                                                                    ------------

ASSET-BACKED SECURITIES - 20.6%
   Amresco Independence Funding, Inc.
      4.25%, 06/15/26++                                   930,083        926,564
   Bank One Issuance Trust
      3.82%, 10/15/08++                                 2,925,000      2,925,604
      3.88%, 12/15/10++                                 3,050,000      3,059,701
   Bayview Financial Acquisition Trust
      7.01%, 05/25/29 144A                                289,272        287,979
   BMW Vehicle Owner Trust
      4.04%, 02/25/09                                   2,775,000      2,757,341
   Business Loan Express
      5.25%, 01/01/25 144A++                              598,233        583,552
   Capital Auto Receivables Asset Trust
      3.58%, 10/16/06++++                                 605,330        604,799
      2.00%, 11/15/07                                   2,672,920      2,637,938
      3.35%, 02/15/08                                   3,225,000      3,186,200
      1.96%, 01/15/09                                   4,100,000      4,017,665
      4.05%, 07/15/09                                   2,575,000      2,554,983
   Capital One Multi-Asset Execution Trust
      2.95%, 08/17/09(DELTA)                            3,500,000      3,446,131
   Carrington Mortgage Loan Trust
      3.72%, 06/25/35++                                 1,527,428      1,527,299
   Chase Credit Card Master Trust
      5.50%, 11/17/08                                   3,040,000      3,066,060

   Chase Issuance Trust
      3.22%, 06/15/10                                    6,525,000     6,362,861
   Chase Manhattan Auto Owner Trust
      2.08%, 05/15/08                                    3,524,282     3,482,072
   Citibank Credit Card Issuance Trust
      2.70%, 01/15/08                                    2,515,000     2,504,319
      5.65%, 06/16/08                                    2,950,000     2,974,237
      2.55%, 01/20/09                                    7,725,000     7,534,687
   Citibank Credit Card Master Trust I
      6.10%, 05/15/08                                    3,125,300     3,157,070
   Conseco Finance Securitizations Corporation
      4.14%, 12/15/29++                                    222,869       222,856
   Countrywide Asset-Backed Certificates
      3.79%, 10/25/23 STEP                                 276,319       276,346
      3.97%, 03/25/25++                                  2,500,000     2,500,000
      3.96%, 11/25/28++                                  3,875,000     3,875,000
      3.72%, 07/25/35++                                  1,550,176     1,550,142
      3.73%, 08/25/35++                                  1,062,483     1,062,628
   CS First Boston Mortgage Securities Corporation
      3.97%, 05/25/43 STEP 144A                             71,573        71,571
   Daimler Chrysler Auto Trust
      2.25%, 08/08/07                                    2,023,593     2,012,558
      2.00%, 12/08/07                                    3,122,566     3,092,856
      3.09%, 01/08/08                                    3,489,501     3,464,943
      3.28%, 12/08/09                                    4,300,000     4,188,313
   Equity One ABS, Inc.
      3.80%, 07/25/34++                                  1,045,333     1,045,395
   Fannie Mae Grantor Trust
      3.68%, 07/25/35 STEP                               1,480,115     1,480,082
   FHLMC Structured Pass-Through Securities
      3.77%, 08/25/31++                                  3,361,072     3,375,987
   First Franklin Mortgage Loan Asset-Backed
      Certificates
      3.75%, 03/25/25++                                  2,912,967     2,913,122
   Ford Credit Auto Owner Trust
      3.08%, 07/15/07                                    1,823,562     1,818,520
      4.24%, 03/15/08                                    2,825,000     2,824,880
   Green Tree Financial Corporation
      6.04%, 11/01/29                                       47,885        47,677
   GSAA Trust
      4.15%, 12/25/34++                                  2,244,097     2,244,800
   GSAMP Trust
      3.81%, 09/25/35++                                  1,700,000     1,700,000
   Home Equity Mortgage Trust
      3.76%, 07/25/35 STEP                               1,213,633     1,213,741
   Honda Auto Receivables Owner Trust
      2.30%, 10/18/07                                    2,429,384     2,405,029
      3.61%, 12/18/07                                    1,959,850     1,952,574
      3.30%, 06/15/08                                    2,980,000     2,947,679
      2.91%, 10/20/08                                    2,700,000     2,646,126
      3.53%, 10/21/08                                    2,875,000     2,839,099
      2.79%, 03/16/09                                    4,700,000     4,596,129
      4.46%, 05/20/09                                    2,425,000     2,416,860
   Long Beach Mortgage Loan Trust
      3.96%, 06/25/33++                                     62,961        62,974
   Master Asset-Backed Securities Trust
      3.79%, 10/25/34 STEP                               1,602,792     1,602,991
   MBNA Credit Card Master Note Trust
      5.75%, 10/15/08                                    3,225,000     3,252,133
   MBNA Master Credit Card Trust USA
      3.95%, 12/15/08++                                  5,610,000     5,618,018
   Morgan Stanley ABS Capital I
      3.93%, 01/25/35++                                  1,262,967     1,263,083
   Nissan Auto Receivables Owner Trust
      2.01%, 11/15/07                                    3,216,399     3,178,714

      2.70%, 12/17/07                                    3,175,000     3,136,428
   Option One Mortgage Loan Trust
      4.08%, 11/25/35++                                  3,275,000     3,275,000
   Park Place Securities, Inc.
      3.78%, 08/25/35++                                  3,300,096     3,299,066
   PBG Equipment Trust
      6.27%, 01/20/12 144A                                 500,379       501,061
   Quest Trust
      4.39%, 06/25/34 144A++                               578,993       580,008
   Residential Asset Mortgage Products, Inc.
      3.94%, 05/25/25 STEP                               2,650,000     2,650,000
   Residential Funding Mortgage Securities II
      3.77%, 07/25/18++                                     46,700        46,698
      3.74%, 12/25/18++                                     29,915        29,912
   Sears Credit Account Master Trust
      4.19%, 02/15/10++                                  1,700,000     1,698,307
   Specialty Underwriting & Residential Finance
      3.96%, 06/25/36++                                  3,550,000     3,550,000
   SVO Timeshare Mortgage Corporation
      5.47%, 10/20/13 144A                               1,520,247     1,524,705
   Terwin Mortgage Trust
      3.83%, 10/25/34 STEP 144A                             86,922        86,935
   TMS SBA Loan Trust
      4.36%, 04/15/24++                                    378,359       368,715
      4.25%, 01/15/25++                                    431,445       421,482
      4.73%, 01/25/25++                                    258,867       257,645
   USAA Auto Owner Trust
      1.58%, 06/15/07                                      863,727       860,191
      3.55%, 09/17/07                                    1,950,000     1,943,997
      2.06%, 04/15/08                                    2,541,202     2,510,295
      3.03%, 06/16/08                                    3,000,000     2,967,311
      3.16%, 02/17/09                                    3,325,000     3,276,471
      3.90%, 07/15/09                                    1,700,000     1,684,536
      4.00%, 12/15/09                                    4,175,000     4,138,936
      2.04%, 02/16/10                                    4,100,000     4,025,471
   Whole Auto Loan Trust
      3.26%, 03/15/11                                    4,000,000     3,902,053
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
(Cost $181,456,649)                                                  180,095,111
                                                                     -----------

CORPORATE BONDS - 12.2%
   AIG SunAmerica Global Financing IX
      5.10%, 01/17/07 144A                               1,680,000     1,691,800
   ASIF Global Financing XXIII
      3.90%, 10/22/08 144A                                 420,000       409,904
   AT&T Wireless Services, Inc.
      7.50%, 05/01/07                                    2,090,000     2,182,106
   Bank of America Corporation
      3.25%, 08/15/08(DELTA)                               360,000       347,493
   Bank One Corporation
      2.63%, 06/30/08                                      360,000       342,353
      6.00%, 08/01/08                                      550,000       569,722
   Bayerische Landesbank NY
      2.50%, 04/28/06                                    2,475,000     2,449,864
   BellSouth Corporation
      4.26%, 04/26/06 144A++                             1,075,000     1,073,636
   Citigroup, Inc.
      3.50%, 02/01/08                                    1,600,000     1,562,429
   Clorox Co.
      3.98%, 12/14/07++                                  1,500,000     1,503,299
   Credit Suisse First Boston USA, Inc.
      4.63%, 01/15/08(DELTA)                             2,160,000     2,160,361

   DaimlerChrysler NA Holding Corporation
      6.40%, 05/15/06                                    1,700,000     1,718,550
      4.43%, 05/24/06++                                  4,600,000     4,613,677
      4.75%, 08/08/06                                      400,000       402,828
      4.03%, 03/07/07++                                  3,100,000     3,096,661
      4.75%, 01/15/08                                      850,000       845,974
      4.05%, 06/04/08                                    1,130,000     1,104,194
   Dominion Resources, Inc.
      4.27%, 09/28/07++                                  3,500,000     3,501,021
   Duke Energy Corporation
      4.24%, 12/08/05++                                  1,700,000     1,700,238
   Federated Department Stores, Inc.
      6.63%, 09/01/08                                      150,000       157,149
   Fred Meyer, Inc. Holding Co.
      7.45%, 03/01/08                                    1,440,000     1,519,048
   Gannett Co., Inc.
      4.13%, 06/15/08(DELTA)                             2,390,000     2,361,995
   General Electric Capital Corporation
      8.75%, 05/21/07                                      610,000       650,438
      3.45%, 07/16/07                                    1,300,000     1,274,478
      3.45%, 01/15/08++                                  5,275,000     5,227,172
      4.25%, 01/15/08                                    1,940,000     1,929,359
      3.80%, 03/04/08++(DELTA)                           2,900,000     2,901,723
      9.83%, 12/15/08                                      350,000       401,256
      6.50%, 09/28/15 (Z)                                1,595,000     1,076,007
   Golden West Financial Corporation
      4.13%, 08/15/07                                      310,000       307,904
   H.J. Heinz Co.
      6.19%, 12/01/20 144A++@                            2,100,000     2,105,542
   HSBC Bank USA NA
      3.99%, 09/21/07++                                  1,400,000     1,402,569
   HSBC Finance Corporation
      5.75%, 01/30/07                                    2,280,000     2,316,095
      4.13%, 12/15/08                                      700,000       687,795
   John Deere Capital Corporation
      3.90%, 01/15/08(DELTA)                             1,970,000     1,940,149
   Kellogg Co.
      2.88%, 06/01/08(DELTA)                             1,950,000     1,861,833
   Lehman Brothers Holdings, Inc.
      4.00%, 01/22/08                                    2,560,000     2,526,817
   Lenfest Communications, Inc.
      7.63%, 02/15/08                                      725,000       767,420
   May Department Stores Co. (The)
      3.95%, 07/15/07                                      945,000       932,123
   MCI, Inc.
      6.91%, 05/01/07                                      237,000       239,370
      8.74%, 05/01/14                                      203,000       226,853
   Merck & Co., Inc.
      5.25%, 07/01/06                                      300,000       301,302
      4.73%, 02/22/11 144A++                             1,300,000     1,300,585
   Morgan Stanley Warehouse Facility
      4.11%, 09/17/06++@                                 9,900,000     9,899,999
   National Rural Utilities Cooperative Finance
      Corporation
      6.00%, 05/15/06                                    2,340,000     2,362,766
   Northrop Grumman Corporation
      7.00%, 03/01/06                                      340,000       343,752
      4.08%, 11/16/06                                      450,000       447,784
   Prudential Financial, Inc.
      4.10%, 11/15/06 STEP                               1,600,000     1,589,373
   Prudential Insurance Co. of America
      6.38%, 07/23/06 144A                                 650,000       659,103
   PSEG Funding Trust I
      5.38%, 11/16/07                                      275,000       277,281
   PSEG Power LLC

      6.88%, 04/15/06                                    1,500,000     1,518,113
   SLM Corporation
      5.63%, 04/10/07                                      730,000       741,510
      3.63%, 03/17/08                                      120,000       117,363
   Southern California Edison Co.
      6.38%, 01/15/06                                    1,500,000     1,508,252
      3.93%, 12/13/07++                                  3,500,000     3,500,777
   Sprint Capital Corporation
      7.13%, 01/30/06                                    3,825,000     3,856,782
      6.00%, 01/15/07                                    2,280,000     2,318,701
   Time Warner, Inc.
      6.15%, 05/01/07(DELTA)                             2,290,000     2,341,404
   TXU Energy Co. LLC
      4.36%, 01/17/06 144A++                             5,100,000     5,102,560
   U.S. Bank National Association
      6.50%, 02/01/08                                      580,000       603,916
   U.S. Central Credit Union
      2.75%, 05/30/08                                      610,000       583,907
   Union Pacific Corporation
      5.75%, 10/15/07                                      375,000       382,494
      6.79%, 11/09/07                                      475,000       495,022
   Verizon Global Funding Corporation
      6.13%, 06/15/07                                      875,000       897,735
   Verizon Wireless Capital LLC
      5.38%, 12/15/06                                    1,070,000     1,080,695
   Wachovia Corporation
      3.50%, 08/15/08                                      540,000       523,134
                                                                     -----------
TOTAL CORPORATE BONDS
(Cost $108,379,822)                                                  106,843,515
                                                                     -----------

FOREIGN BONDS - 4.1%
BERMUDA -- 0.0%
   Tyco International Group SA
      5.80%, 08/01/06                                      425,000       429,086
                                                                     -----------

CANADA -- 0.1%
   Canadian National Railway Co.
      6.45%, 07/15/06++                                    750,000       760,835
                                                                     -----------

CAYMAN ISLANDS -- 0.4%
   Petroleum Export, Ltd.
      4.62%, 06/15/10 144A                               1,700,000     1,692,143
      4.63%, 06/15/10 144A                               1,700,000     1,692,159
                                                                     -----------
                                                                       3,384,302
                                                                     -----------

GERMANY -- 1.7%
   Bundesschatzanweisungen
      2.75%, 12/16/05 (E)                                8,000,000     9,626,036
   Deutsche Bundesrepublik
      4.75%, 07/04/34 (E)(DELTA)                           450,000       653,632
      4.00%, 01/04/37 (E)                                1,825,000     2,369,506
   German Treasury Bill
      2.04%, 02/15/06 (E)(OMEGA)                         2,200,000     2,623,924
                                                                     -----------
                                                                      15,273,098
                                                                     -----------

ITALY -- 0.3%
   Republic of Italy
      2.75%, 12/15/06(DELTA)                             2,375,000     2,331,770
                                                                     -----------

JAPAN -- 0.4%
   General Electric Capital Corporation
      1.40%, 11/02/06 (J)                              405,000,000     3,618,053
                                                                     -----------

LUXEMBOURG -- 0.2%
   Telecom Italia Capital SA
      4.00%, 11/15/08                                    2,000,000     1,952,832
                                                                     -----------

NEW ZEALAND -- 0.1%
   New Zealand
      6.50%, 04/15/13 (Z)                                  790,000       567,873
                                                                     -----------

NORWAY -- 0.2%

   Eksportfinans
      3.38%,  01/15/08                                   1,630,000     1,593,951
                                                                      ----------

SOUTH AFRICA -- 0.2%
   Republic of South Africa
      9.13%,  05/19/09                                   1,470,000     1,675,800
                                                                      ----------

SOUTH KOREA -- 0.2%
   Korea Development Bank
      4.02%,  10/20/09++                                 1,750,000     1,752,832
                                                                      ----------

UNITED KINGDOM -- 0.3%
   Nationwide Building Society
      3.50%,  07/31/07 144A                                325,000       318,852
   Vodafone Group PLC
      3.95%,  01/30/08(DELTA)                            2,650,000     2,615,007
                                                                      ----------
                                                                       2,933,859
                                                                      ----------
TOTAL FOREIGN BONDS
(Cost $36,793,028)                                                    36,274,291
                                                                      ----------

MORTGAGE-BACKED SECURITIES - 35.4%
   Adjustable Rate Mortgage Trust
      3.94%,  11/25/35 STEP                              3,075,680     3,077,009
   American Home Mortgage Investment Trust
      4.29%,  10/25/34++                                 2,938,048     2,887,351
   Bank of America Mortgage Securities
      6.50%,  10/01/19                                   1,006,580     1,029,882
   Bear Stearns Adjustable Rate Mortgage Trust
      3.20%,  12/01/33++                                 2,631,008     2,575,979
      4.71%,  01/25/34++                                 1,247,974     1,217,521
      4.02%,  07/25/34++                                 2,764,142     2,694,336
   Bear Stearns Alt-A Trust
      4.20%,  06/25/34++                                 2,837,173     2,841,927
   Bear Stearns Commercial Mortgage Securities
      3.87%,  02/11/41                                   2,040,000     1,970,151
   Citigroup Commercial Mortgage Trust
      4.15%,  09/20/49 144A                              2,338,847     2,307,605
   Commercial Mortgage Acceptance Corporation
      6.03%,  09/15/30                                   1,956,490     2,001,844
   Commercial Mortgage Pass-Through Certificates
      3.95%,  03/15/20 144A++                            1,700,000     1,700,750
   Countrywide Alternative Loan Trust
      6.00%,  10/25/32                                     520,287       516,577
      5.50%,  05/31/35                                   1,951,973     1,961,678
   Countrywide Home Loan Mortgage Pass Through
      Trust
      4.10%,  01/25/35 STEP                              2,124,871     2,126,555
   Credit-Based Asset Servicing and
      Securitization LLC
      3.96%,  02/25/30++                                   327,684       327,902
   CS First Boston Mortgage Securities
      Corporation
      4.30%,  07/15/36                                   1,360,000     1,335,388
   Federal Home Loan Mortgage Corporation
      8.00%,  03/01/06                                           3             3
      7.00%,  05/01/06                                         346           345
      8.50%,  12/01/07                                       7,274         7,512
      8.50%,  01/01/08                                       6,102         6,301
      8.00%,  05/01/08                                      11,525        11,554
      8.75%,  07/01/08                                       6,636         6,914
      8.00%,  01/01/09                                       3,463         3,559
      7.50%,  03/01/09                                      35,612        35,672
      16.25%, 07/01/11                                         333           378
      15.25%, 08/01/11                                       1,773         2,013
      5.00%,  11/15/16                                   4,411,331     4,419,914
      3.50%,  12/01/18                                   4,053,353     3,770,806
      10.75%, 02/01/19                                     103,002       111,392

      4.25%, 06/15/24                                    2,938,809     2,911,145
      5.49%, 07/01/27++                                     94,198        96,948
      3.40%, 06/01/28++                                    501,411       497,819
      6.00%, 04/01/33                                    2,189,793     2,229,291
      4.54%, 06/01/33++                                  6,905,722     6,884,498
      4.41%, 10/01/34++                                  1,427,056     1,416,475
      5.50%, 05/15/35                                    2,521,442     2,560,215
      4.72%, 08/01/35++                                  3,450,000     3,483,431
      4.84%, 08/01/35++                                  3,500,000     3,497,813
      4.14%, 07/25/44++                                  7,772,126     7,812,492
   Federal Housing Authority
      7.43%, 09/01/22                                        7,703         7,893
   Federal National Mortgage Association
      6.00%, 08/01/08                                      238,253       245,333
      6.50%, 11/01/08                                      306,458       318,057
      3.89%, 12/01/09                                    1,255,657     1,255,657
      4.00%, 07/01/18                                      257,472       248,124
      4.00%, 05/01/19                                    5,444,050     5,242,326
      4.00%, 06/01/19                                    9,035,299     8,700,505
      4.00%, 08/01/19                                      490,479       472,305
      4.00%, 10/01/19                                    1,659,351     1,597,865
      4.00%, 12/01/19                                    1,999,801     1,925,700
      4.00%, 01/01/20                                      762,568       734,022
      4.00%, 03/01/20                                      642,529       618,635
      4.00%, 06/01/20                                      228,671       220,111
      4.00%, 07/01/20                                    1,980,401     1,906,264
      4.00%, 09/01/20                                    9,535,768     9,178,792
      5.00%, 10/15/20 TBA                               10,600,000    10,570,187
      5.10%, 03/01/24++                                    103,551       101,748
      4.66%, 12/01/24++                                    241,468       241,442
      9.00%, 05/01/25                                      137,286       150,118
      9.00%, 07/01/25                                      254,791       278,135
      3.89%, 09/25/30++                                    362,203       361,929
      4.95%, 12/01/30++                                     67,647        68,577
      5.04%, 09/01/31++                                    204,251       209,441
      3.31%, 03/25/32                                      632,882       594,857
      4.28%, 04/01/33++                                  1,459,968     1,459,999
      4.20%, 06/01/33++                                    419,846       417,281
      5.50%, 06/01/33                                       32,940        32,955
      5.50%, 07/01/33                                       33,653        33,668
      4.26%, 10/01/33++                                  2,420,147     2,405,461
      5.50%, 10/01/33                                      183,595       183,680
      4.30%, 12/01/33++                                    786,856       782,963
      5.50%, 08/01/34                                       95,493        95,500
      5.75%, 08/25/34                                    3,115,282     3,126,946
      5.07%, 09/01/34++                                  2,210,763     2,222,004
      5.12%, 09/01/34++                                  1,639,490     1,646,841
      5.50%, 09/01/34                                    6,000,713     6,001,147
      4.83%, 10/01/34++                                  2,356,149     2,360,092
      5.20%, 10/01/34++                                  2,932,713     2,956,615
      5.50%, 10/01/34                                      796,657       796,714
      5.50%, 11/01/34                                   19,185,485    19,186,874
      5.50%, 12/01/34                                    1,151,503     1,151,587
      5.50%, 02/01/35                                    9,724,972     9,725,676
      4.87%, 06/01/35++                                  2,881,303     2,881,165
      5.50%, 06/01/35                                    1,481,186     1,481,002
      5.50%, 07/01/35                                   10,945,916    10,944,549
      4.49%, 09/01/35++                                  3,500,000     3,450,892
      4.64%, 09/01/35++                                  4,125,000     4,106,471
      5.32%, 09/01/35++                                  2,575,000     2,560,516
      5.50%, 10/13/35 TBA                                9,100,000     9,094,312
      6.18%, 04/01/40++                                    657,897       674,403
   FHLMC Structured Pass-Through Securities
      4.83%, 05/25/43                                    3,285,587     3,348,290
   First Horizon Alternative Mortgage Securities
      4.79%, 06/25/34++                                  1,723,011     1,714,389

First Horizon Asset Securities, Inc.
   5.35%, 10/25/35++                                     4,258,637     4,270,904
General Electric Capital Commercial Mortgage
   Corporation
   4.35%, 06/10/48                                       2,790,000     2,737,267
GMAC Commercial Mortgage Securities, Inc.
   7.18%, 08/15/36                                       1,558,411     1,666,241
Government National Mortgage Association
   8.25%, 03/15/06                                              74            76
   8.25%, 05/15/06                                           1,966         2,000
   6.00%, 12/15/08                                         266,997       272,615
   6.00%, 02/15/11                                         443,417       453,700
   4.38%, 06/20/17++                                        37,408        37,629
   4.38%, 06/20/21++                                        19,097        19,228
   4.13%, 10/20/27++                                       137,743       140,081
   8.50%, 10/15/29                                         147,646       160,437
   8.50%, 01/15/30                                          42,994        46,707
   4.37%, 02/16/30++                                       492,459       497,180
   8.50%, 03/15/30                                          30,556        33,195
   8.50%, 04/15/30                                          16,276        17,681
   8.50%, 05/15/30                                         240,090       260,824
   8.50%, 06/15/30                                          69,169        75,142
   8.50%, 07/15/30                                         237,122       257,605
   8.50%, 08/15/30                                          47,931        52,070
   8.50%, 09/15/30                                           9,294        10,096
   8.50%, 10/15/30                                          47,144        51,215
   8.50%, 11/15/30                                         136,520       148,310
   8.50%, 12/15/30                                         108,901       118,307
   8.50%, 01/15/31                                          23,237        25,241
   8.50%, 02/15/31                                         105,725       114,843
   3.75%, 05/20/34++                                     2,412,140     2,365,048
   3.75%, 06/20/34++                                     3,298,736     3,247,089
GS Mortgage Securities Corporation II
   6.04%, 08/15/18 144A                                    475,683       493,111
   6.14%, 10/18/30                                       2,423,916     2,501,596
   5.11%, 01/10/40 IO 144A(OMEGA)                       40,737,064     1,100,622
GSR Mortgage Loan Trust
   3.69%, 06/01/34++                                     3,119,345     3,060,598
   3.97%, 09/25/34++                                     3,085,111     3,071,208
   4.54%, 09/25/35++                                     6,000,000     5,958,495
   4.55%, 09/25/35++                                     3,500,000     3,491,387
Harborview Mortgage Loan Trust
   4.10%, 11/19/35 STEP                                  3,496,775     3,496,775
IFC SBA Loan-Backed Adjustable Rate Certificate
   4.50%, 01/15/24 144A++                                  623,392       623,392
LB-UBS Commercial Mortgage Trust
   3.62%, 01/15/29                                       3,400,000     3,272,099
   3.64%, 08/15/33 IO 144A(OMEGA)                       36,085,312       978,901
MLCC Mortgage Investors, Inc.
   4.15%, 03/15/25 STEP                                  1,165,760     1,170,527
   4.75%, 12/25/34++                                     2,801,384     2,779,271
Morgan Stanley Capital I
   6.53%, 03/15/31                                       2,960,000     3,102,428
NationsLink Funding Corporation
   6.32%, 01/20/31                                       2,087,115     2,168,535
Nomura Asset Acceptance Corporation
   5.05%, 06/25/10                                       3,500,000     3,497,676
Nomura Asset Securities Corporation
   6.59%, 03/15/30                                       3,300,000     3,446,014
Residential Accredit Loans, Inc.
   6.00%, 12/25/16                                         203,546       204,050
   4.04%, 01/25/33++                                     1,191,829     1,193,286
Residential Asset Securitization Trust
   4.04%, 05/25/33++                                     2,553,125     2,562,162
Residential Funding Mortgage Securities I

   6.50%, 03/25/32                                         232,821       236,680
   5.50%, 09/25/33                                       1,949,025     1,960,508
SACO I Trust
   4.03%, 10/25/35++                                     3,500,000     3,500,000
Structured Adjustable Rate Mortgage Loan Trust
   4.92%, 03/25/34++                                     2,055,033     2,020,402
   5.38%, 08/25/34++                                     2,632,724     2,650,998
   4.13%, 09/25/34++                                     1,383,575     1,383,876
Structured Asset Mortgage Investments, Inc.
   5.38%, 10/19/34++                                     1,673,030     1,692,331
Structured Asset Securities Corporation
   7.50%, 06/28/31                                          61,242        61,099
Washington Mutual Mortgage Securities Corporation
   5.09%, 03/25/32++                                       540,868       541,441
Washington Mutual, Inc.
   3.91%, 12/25/27 STEP                                  5,056,529     5,052,324
   1.35%, 11/25/35++                                     1,700,000     1,700,000
   4.14%, 06/25/42++                                       339,913       343,034
   3.95%, 01/25/45                                       4,723,625     4,726,862
Wells Fargo Mortgage-Backed Securities Trust
   3.99%, 01/25/35++                                     3,171,077     3,112,793
   4.56%, 02/25/35++                                     5,347,545     5,280,701
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $313,061,080)                                                  309,944,873
                                                                     -----------

MUNICIPAL BONDS - 0.7%
   Honolulu, Hawaii City & County, Series B General
      Obligation Bond (MBIA Insured)
      5.00%, 07/01/12                                    1,200,000     1,302,660
   New York City, New York Municipal Water Finance
      Authority Water & Sewer System, Series C Revenue
      Bond
      5.00%, 06/15/35                                    3,200,000     3,325,536
   Sales Tax Asset Receivable Corporation, New York,
      Series B Revenue Bond (FSA Insured)
      3.60%, 10/15/08                                      425,000       413,695
   Texas State Public Finance Authority, Series B
      Revenue Bond
      2.63%, 06/15/06                                    1,365,000     1,350,026
                                                                     -----------
TOTAL MUNICIPAL BONDS
(Cost $6,401,221)                                                      6,391,917
                                                                     -----------

                                                                 NUMBER OF
                                                                 CONTRACTS
                                                                 ---------
OPTIONS - 0.0%
PUT OPTIONS -- 0.0%
   90-Day Eurodollar Futures, Strike Price $95.25,
      Expires 12/19/05                                               82      513
   90-Day Eurodollar Futures, Strike Price $95.38,
      Expires 12/19/05                                               77      481
                                                                             ---
TOTAL OPTIONS
(Cost $1,511)                                                                994
                                                                             ---

                                                                 SHARES
                                                                 ------
PREFERRED STOCK - 0.0%

   Fannie Mae 7.00%++
(Cost $53,500)                                                    1,070   58,649
                                                                          ------

                                                           PAR
                                                       -----------
REPURCHASE AGREEMENT - 2.4%
   Credit Suisse First Boston 3.25% (dated 09/30/05,
   matures 10/03/05, repurchase price $21,305,769,
   collateralized by U.S. Treasury Notes, 3.50% due
   02/15/10: total market value $21,666,521)

(Cost $21,300,000)                                     $21,300,000   21,300,000
                                                                     ----------

                                                          SHARES
                                                        ----------
MONEY MARKET FUNDS - 15.5%
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                             36,559,658    36,559,658
   Northern Institutional Liquid Assets
      Portfolio Section                                 99,222,959    99,222,958
                                                                     -----------
TOTAL MONEY MARKET FUNDS
(Cost $135,782,616)                                                  135,782,616
                                                                     -----------

                                                            PAR
                                                        -----------
U.S. TREASURY OBLIGATIONS - 12.9%
   U.S. Treasury Bills
      3.36%,  12/01/05++++                              $    70,000       69,629
      3.38%,  12/15/05++++                                  210,000      208,625
      3.43%,  12/15/05++++                                  725,000      720,254
                                                                      ----------
                                                                         998,508
                                                                      ----------
   U.S. Treasury Bonds
      12.75%, 11/15/10(DELTA)                            12,315,000   12,444,886
      10.38%, 11/15/12(DELTA)                             2,535,000    2,850,886
                                                                      ----------
                                                                      15,295,772
                                                                      ----------
   U.S. Treasury Inflationary Index Bond
      2.00%,  07/15/14(DELTA)                             5,000,000    5,295,461
                                                                      ----------
   U.S. Treasury Notes
      2.25%,  04/30/06(DELTA)                            10,680,000   10,578,210
      2.50%,  05/31/06(DELTA)                             3,680,000    3,644,495
      2.75%,  07/31/06(DELTA)                             2,670,000    2,642,155
      2.38%,  08/31/06++++(DELTA)                         9,030,000    8,894,198
      2.50%,  10/31/06(DELTA)                            13,895,000   13,662,161
      3.50%,  05/31/07(DELTA)                            23,130,000   22,886,973
      4.00%,  08/31/07(DELTA)                            11,520,000   11,484,461
      3.75%,  05/15/08(DELTA)                            15,300,000   15,141,033
      4.13%,  08/15/08(DELTA)                             2,005,000    2,002,652
      4.00%,  04/15/10(DELTA)                               100,000       99,121
                                                                      ----------
                                                                      91,035,459
                                                                      ----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $114,920,334)                                                  112,625,200
                                                                   -------------
TOTAL INVESTMENTS -- 116.1%
(Cost $1,025,790,645)                                              1,016,801,700
                                                                   -------------

                                                      NUMBER OF
                                                      CONTRACTS       VALUE
                                                      ---------   -------------
WRITTEN OPTIONS - 0.0%
CALL SWAPTION -- 0.0%
   3-Month LIBOR, Strike Price $4.00, Expires
      10/31/05                                          (640)                (6)
                                                                  -------------
PUT OPTION -- 0.0%
   British Pounds
   90-Day LIBOR Futures, Strike Price $94.25,
   Expires 12/21/05                                      (25)                 0
                                                                  -------------
PUT SWAPTION -- 0.0%
   3-Month LIBOR, Strike Price $7.00, Expires
      10/31/05                                          (640)                 0
                                                                  -------------
TOTAL WRITTEN OPTIONS
(Premiums received $(184,960))                                               (6)
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.1%)                   (141,346,865)
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 875,454,829
                                                                  =============

                                                           Par         Value
                                                        ----------   ----------
SECURITY SOLD SHORT
MORTGAGE-BACKED SECURITY
   Federal National Mortgage Association
      4.00%, 10/18/20 TBA
(Proceeds $2,921,719)                                   $3,000,000   $2,885,625
                                                                     ----------

Swap agreements outstanding at September 30, 2005:

                                                                                                               UNREALIZED
                                                                            EXPIRATION         NOTIONAL       APPRECIATION
DESCRIPTION                                                                     DATE             VALUE       (DEPRECIATION)
-----------                                                               ---------------   --------------   --------------
BRITISH POUNDS
Receive fixed rate payments of 5.00% and pay variable rate payments
   on the six month LIBOR floating rate (f)                                   09/15/10          4,600,000      $ 165,252
Receive fixed rate payments of 5.00% and pay variable rate payments
   on the six month LIBOR floating rate (d)                                   09/15/10          4,000,000        143,697
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 5.00% (f)                                   12/16/19         (6,600,000)      (150,996)
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 5.00% (i)                                   06/18/34           (100,000)       (10,226)
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 5.00% (d)                                   06/18/34         (1,900,000)      (194,296)
                                                                                                               ---------
                                                                                                                 (46,569)
                                                                                                               ---------

EUROS
Receive fixed rate payments of 2.09% and pay variable rate payments
   on the France CPI Ex Tobacco (k)                                           10/15/10          1,500,000         (4,494)
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 4.00% (d)                                   12/15/14         (7,300,000)      (523,824)
                                                                                                               ---------
                                                                                                                (528,318)
                                                                                                               ---------

JAPANESE YEN
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 1.50% (h)                                   06/15/15       (200,000,000)        18,292
Receive variable rate payments on the six month LIBOR floating rate
   and pay fixed rate payments of 1.50% (d)                                   06/15/15        (80,000,000)         7,317
                                                                                                               ---------
                                                                                                                  25,609
                                                                                                               ---------

U.S. DOLLARS
Receive fixed rate payments of 0.61% and pay floating rate par in event
   of default on Russian Federation, 5.00% due 03/31/30 (h)                   03/20/07      $   1,300,000          5,197
Receive fixed rate payments of 0.70% and pay floating rate par in event
   of default on Russian Federation, 5.00% due 03/31/30 (a)                   03/20/07          3,700,000         19,572

Receive fixed rate payments of 0.77% and pay floating rate par in event
   of default on Russian Federation, 5.00% due 03/31/30 (g)                   05/20/07            200,000          1,374
Receive fixed rate payments of 4.00% and pay variable rate payments
   on the three month LIBOR floating rate (d)                                 12/15/07         42,700,000       (518,794)
Receive variable rate payments on the three month LIBOR floating rate
   and pay fixed rate payments of 4.00% (a)                                   12/15/07         (6,000,000)        72,898
Receive variable rate payments on the three month LIBOR floating rate
   and pay fixed rate payments of 4.00% (a)                                   12/15/10        (13,100,000)       394,295
Receive variable rate payments on the three month LIBOR floating rate
   and pay fixed rate payments of 5.00% (a)                                   12/15/12         (9,200,000)      (140,584)
                                                                                                               ---------
                                                                                                                (166,042)
                                                                                                               ---------
                                                                                                               $(715,320)
                                                                                                               =========

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                         PAR          VALUE
------------------                                     -----------   -----------
AGENCY OBLIGATIONS - 8.5%
   Federal Farm Credit Bank
      4.50%, 08/08/11                                  $ 3,000,000   $ 2,955,459
   Federal Home Loan Bank
      3.68%, 12/06/05                                   10,000,000     9,933,420
      2.50%, 04/11/06                                    5,000,000     4,955,545
      2.88%, 05/22/06                                    3,000,000     2,974,128
      3.73%, 12/13/06++                                  4,900,000     4,899,951
      4.25%, 09/12/08                                    3,000,000     2,983,854
      3.50%, 02/13/09                                    1,000,000       970,688
      4.38%, 09/11/09(DELTA)                             3,000,000     2,992,068
      4.08%, 04/26/10                                    1,500,000     1,474,803
      7.38%, 02/13/15                                    2,500,000     3,009,253
   Federal Home Loan Mortgage Corporation
      3.70%, 12/12/05                                   19,800,000    19,655,816
      4.13%, 07/12/10(DELTA)                             1,658,000     1,632,609
      6.88%, 09/15/10                                      554,000       612,187
   Federal National Mortgage Association
      3.67%, 11/23/05                                      900,000       895,332
      3.39%, 12/05/05++++                                  445,000       442,083
      3.48%, 12/05/05++++                                   95,000        94,377
      3.99%, 03/29/06                                    3,700,000     3,628,235
      3.25%, 07/12/06                                    5,000,000     4,960,475
      3.05%, 10/13/06                                    2,000,000     1,974,200
      7.25%, 01/15/10                                    9,000,000     9,950,697
      7.13%, 06/15/10                                    8,500,000     9,426,611
                                                                     -----------
TOTAL AGENCY OBLIGATIONS
(Cost $90,944,904)                                                    90,421,791
                                                                     -----------

ASSET-BACKED SECURITIES - 3.3%
   Amortizing Residential Collateral Trust
      4.11%, 04/25/32++                                    131,179       132,092
   AQ Finance NIM Trust
      4.05%, 01/25/09 144A++                                51,409        51,408
   Bayview Financial Acquisition Trust
      4.29%, 02/28/44++                                  1,934,389     1,940,154
   Centex Home Equity
      4.13%, 09/26/33++                                     75,442        75,480
   Chesapeake Funding LLC
      3.94%, 08/07/08++                                  1,241,811     1,242,067
   Citibank Credit Card Issuance Trust
      4.74%, 02/09/09++                                    670,000       676,712
   Conseco Finance Securitizations Corporation
      6.77%, 09/01/32                                      640,138       644,475
      5.20%, 02/01/33 IO(OMEGA)@                        11,592,000       373,118
   Countrywide Asset-Backed Certificates
      3.79%, 10/25/23 STEP                                 245,617       245,641
   Countrywide Home Equity Loan Trust
      4.03%, 04/15/28++                                    198,935       198,858
      4.12%, 03/15/29++                                  2,415,677     2,422,167
      4.06%, 05/15/29++                                  2,145,753     2,152,131
      4.08%, 12/15/35++                                  6,600,000     6,600,000
   CS First Boston Mortgage Securities Corporation
      3.97%, 05/25/35 STEP                               2,070,174     2,070,298

EMC Mortgage Loan Trust
      4.38%,  11/25/41 144A++                               960,684      963,126
EQCC Trust
      4.13%,  10/25/31++                                    233,130      233,515
Fannie Mae Grantor Trust
      3.50%,  07/25/35 STEP                                  87,066       87,064
First Horizon Asset Back Trust
      4.12%,  10/25/34++                                  1,246,783    1,250,452
Fleet Home Equity Loan Trust
      4.01%,  05/30/31++                                    914,790      914,147
GSAMP Trust
      3.81%,  09/25/35++                                  1,400,000    1,400,000
HFC Home Equity Loan Asset-Backed Certificates
      4.15%,  10/20/32++                                    404,739      404,921
      4.35%,  10/20/32++                                    801,510      801,980
Household Mortgage Loan Trust
      4.13%,  06/20/33++                                    367,438      367,922
Madison Avenue Manufactured Housing Contract
      4.18%,  09/25/08++                                  1,662,677    1,664,152
Master Asset-Backed Securities Trust
      4.02%,  03/25/35 STEP                               2,000,000    2,000,373
Morgan Stanley Dean Witter Credit Corporation
HELOC Trust
      4.02%,  07/25/17 STEP                                 467,477      467,506
NextCard Credit Card Master Note Trust
      10.09%, 12/15/06 144A++                               910,000       79,428
Provident Bank Home Equity Loan Trust
      4.10%,  08/25/31++                                    349,097      349,570
Quest Trust
      4.20%,  06/25/34 144A++                               506,619      507,507
Residential Asset Mortgage Products, Inc.
      4.07%,  03/25/34 STEP                               1,928,852    1,928,805
Salomon Brothers Mortgage Securities VII
      4.31%,  03/30/28 STEP                                 168,293      168,317
Saxon Asset Securities Trust
      4.15%,  06/25/33 STEP                                   5,138        5,139
Sears Credit Account Master Trust
      4.00%,  02/15/10++                                  1,800,000    1,798,207
Structured Asset Securities Corporation
      4.28%,  02/25/33++                                    234,994      235,652
SVO Timeshare Mortgage Corporation
      5.47%,  10/20/13 144A                                 264,819      265,595
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $35,857,151)                                                    34,717,979
                                                                      ----------

COMMERCIAL PAPER - 1.0%
   General Electric Capital Corporation
      3.52%,  10/17/05                                    9,900,000    9,884,195
      3.55%,  10/20/05                                      900,000      898,337
                                                                      ----------
TOTAL COMMERCIAL PAPER
(Cost $10,782,826)                                                    10,782,532
                                                                      ----------

CORPORATE BONDS - 11.1%
   ACE Capital Trust II
      9.70%,  04/01/30(DELTA)                                60,000       79,337
   ACE INA Holdings, Inc.
      8.30%,  08/15/06                                      550,000      567,179
   AES Corporation (The)
      9.50%,  06/01/09                                       42,000       45,990

      9.38%, 09/15/10(DELTA)                                 30,000       33,225
      8.75%, 05/15/13 144A                                  520,000      572,000
      9.00%, 05/15/15 144A(DELTA)                           760,000      837,899
   Alltel Corporation
      4.66%, 05/17/07                                       350,000      349,810
   Amerada Hess Corporation
      7.30%, 08/15/31                                     1,320,000    1,544,827
      7.13%, 03/15/33                                       400,000      459,280
   American Achievement Corporation
      8.25%, 04/01/12                                        30,000       30,450
   AmeriGas Partners LP
      7.25%, 05/20/15 144A                                   80,000       84,000
   AmerisourceBergen Corporation
      5.88%, 09/15/15 144A(DELTA)                           130,000      129,025
   Ameritech Capital Funding
      6.25%, 05/18/09                                       100,000      104,480
   AMFM, Inc.
      8.00%, 11/01/08                                     1,075,000    1,158,314
   ANZ Capital Trust I
      4.48%, 01/29/49 144A                                  125,000      122,309
      5.36%, 12/29/49 144A                                  800,000      802,405
   Apache Corporation
      6.25%, 04/15/12                                       300,000      326,461
   ASIF Global Financing XIX
      4.90%, 01/17/13 144A                                  380,000      373,622
   Astoria Financial Corporation
      5.75%, 10/15/12                                       450,000      462,851
   Bank One Corporation
      4.13%, 09/01/07(DELTA)                              1,100,000    1,093,630
   Bank United Corporation
      8.88%, 05/01/07                                       125,000      131,895
   Beazer Homes USA
      8.63%, 05/15/11(DELTA)                                 10,000       10,575
   BellSouth Capital Funding
      7.88%, 02/15/30                                       460,000      568,683
   BellSouth Corporation
      4.75%, 11/15/12                                       170,000      167,944
      6.88%, 10/15/31                                        10,000       11,182
   Boeing Co. (The)
      6.63%, 02/15/38                                       210,000      246,769
   Case New Holland, Inc.
      9.25%, 08/01/11                                        49,000       52,063
   Cendant Corporation
      6.25%, 01/15/08(DELTA)                                150,000      153,686
   CenterPoint Energy Resources Corporation
      7.88%, 04/01/13                                        50,000       57,763
      5.95%, 01/15/14                                       750,000      778,540
   CenterPoint Energy, Inc.
      7.25%, 09/01/10(DELTA)                                 75,000       81,513
   Charter Communications Operating LLC
      8.00%, 04/30/12 144A@                                 250,000      253,125
   Chesapeake Energy Corporation
      7.50%, 09/15/13                                        50,000       53,500
   Cincinnati Bell, Inc.
      7.00%, 02/15/15(DELTA)                                191,000      185,270
   Citigroup, Inc.
      5.00%, 03/06/07(DELTA)                              2,200,000    2,216,020
   Citizens Communications Co.
      9.25%, 05/15/11                                        40,000       44,100
   Clear Channel Communications, Inc.
      4.63%, 01/15/08                                        20,000       19,808
      4.25%, 05/15/09                                       250,000      241,312
      5.50%, 09/15/14                                     1,925,000    1,858,656
   Cleveland Electric Illuminating Co. (The)
      5.65%, 12/15/13                                        60,000       61,565
      7.88%, 11/01/17                                     2,050,000    2,516,481

   Clorox Co.
      3.98%, 12/14/07++                                   1,500,000    1,503,299
   CNA Financial Corporation
      6.75%, 11/15/06                                       180,000      183,639
   Comcast Cable Communications Holdings, Inc.
      8.38%, 03/15/13(DELTA)                                225,000      266,592
      9.46%, 11/15/22                                       600,000      810,022
   Comcast Cable Communications, Inc.
      6.75%, 01/30/11                                       740,000      796,583
   Comcast Corporation
      10.50%, 06/15/06                                      650,000      672,962
   Computer Associates International, Inc.
      4.75%, 12/01/09 144A@                                 700,000      687,421
   ConocoPhillips
      8.75%, 05/25/10                                       230,000      269,182
   ConocoPhillips Holding Co.
      6.95%, 04/15/29                                       860,000    1,050,180
   Cox Communications, Inc.
      4.63%, 01/15/10                                       800,000      782,950
   Cox Enterprises, Inc.
      4.38%, 05/01/08 144A                                  600,000      589,689
   CSC Holdings, Inc.
      7.63%, 04/01/11                                       590,000      582,625
      6.75%, 04/15/12 144A(DELTA)                            60,000       57,000
      7.63%, 07/15/18                                        50,000       47,000
   D.R. Horton, Inc.
      8.50%, 04/15/12                                        10,000       10,844
   DaimlerChrysler NA Holding Corporation
      3.89%, 05/24/06++                                   1,200,000    1,203,568
      4.75%, 08/08/06++                                   2,200,000    2,215,556
      7.30%, 01/15/12(DELTA)                                550,000      598,044
      6.50%, 11/15/13                                       210,000      222,381
   Dana Corporation
      5.85%, 01/15/15 144A(DELTA)                           200,000      161,324
   DaVita, Inc.
      7.25%, 03/15/15(DELTA)                                 30,000       30,563
   Delta Air Lines, Inc.
      6.42%, 07/02/12                                       400,000      404,047
      6.72%, 01/02/23(DELTA)                                697,837      714,670
   Devon Energy Corporation
      7.95%, 04/15/32                                       745,000      952,675
   DirecTV Holdings LLC
      6.38%, 06/15/15 144A(DELTA)                           180,000      179,550
   Dominion Resources, Inc.
      4.13%, 02/15/08                                        70,000       69,070
      5.13%, 12/15/09(DELTA)                                230,000      232,193
      4.75%, 12/15/10                                        70,000       69,301
      5.70%, 09/17/12                                       270,000      279,005
   Dryden Investor Trust
      7.16%, 07/23/08 144A@                               1,243,436    1,284,981
   Dynegy Holdings, Inc.
      8.75%, 02/15/12(DELTA)                                910,000      991,900
   E*Trade Financial Corporation
      7.38%, 09/15/13 144A(DELTA)                            40,000       40,600
   Eastman Kodak Co.
      7.25%, 11/15/13(DELTA)                                330,000      314,641
   Echostar DBS Corporation
      5.75%, 10/01/08                                       500,000      495,625
      6.75%, 10/01/08++                                     103,000      105,318
      6.63%, 10/01/14                                        30,000       29,850
   El Paso Corporation
      3.71%, 02/28/21 CONV(OMEGA)(DELTA)                     70,000       38,063
      8.05%, 10/15/30(DELTA)                                600,000      612,000
      7.80%, 08/01/31(DELTA)                              1,150,000    1,158,625
      7.75%, 01/15/32(DELTA)                                530,000      536,625
   El Paso Natural Gas Co.

      8.38%, 06/15/32                                        210,000     239,576
   Enterprise Products Operating LP
      4.95%, 06/01/10                                        225,000     221,364
   EOP Operating LP
      7.75%, 11/15/07                                        100,000     105,916
   Exelon Corporation
      5.63%, 06/15/35(DELTA)                               1,000,000     923,048
   Firstar Bank NA
      7.13%, 12/01/09                                        170,000     185,953
   FirstEnergy Corporation
      5.50%, 11/15/06                                        600,000     605,234
      6.45%, 11/15/11                                         70,000      74,628
      7.38%, 11/15/31(DELTA)                               1,700,000   2,000,152
   Ford Motor Co.
      6.63%, 10/01/28                                        150,000     109,125
      7.45%, 07/16/31(DELTA)                               1,090,000     855,650
   Ford Motor Credit Co.
      6.88%, 02/01/06                                        450,000     451,877
      4.95%, 01/15/08                                        760,000     723,625
      6.63%, 06/16/08(DELTA)                                 350,000     342,289
      7.38%, 10/28/09                                      2,960,000   2,861,660
      5.70%, 01/15/10(DELTA)                                 250,000     227,312
      7.88%, 06/15/10                                        590,000     574,687
      7.38%, 02/01/11(DELTA)                               3,980,000   3,810,984
      7.00%, 10/01/13(DELTA)                                  50,000      46,437
   Forest City Enterprises, Inc.
      7.63%, 06/01/15                                         20,000      21,300
      6.50%, 02/01/17                                         49,000      48,755
   Fresenius Medical Care Capital Trust II
      7.88%, 02/01/08                                        169,000     176,183
   General Electric Capital Corporation
      5.45%, 01/15/13(DELTA)                                 460,000     476,927
   General Electric Co.
      5.00%, 02/01/13                                      1,170,000   1,181,521
   General Motors Acceptance Corporation
      6.75%, 01/15/06                                        475,000     477,517
      4.00%, 02/09/06 (E)(DELTA)                             350,000     421,120
      5.75%, 02/14/06 (E)                                    325,000     393,419
      6.13%, 02/01/07(DELTA)                                 110,000     109,388
      4.13%, 03/20/07++                                      900,000     881,482
      6.15%, 04/05/07                                        380,000     377,238
      6.13%, 08/28/07                                      1,460,000   1,437,852
      5.63%, 05/15/09                                        840,000     770,696
      7.75%, 01/19/10(DELTA)                                 500,000     485,086
      6.88%, 09/15/11                                        500,000     455,343
   General Motors Corporation
      8.38%, 07/05/33 (E)(DELTA)                             170,000     161,110
      8.38%, 07/15/33(DELTA)                               3,610,000   2,833,849
   Georgia-Pacific Corporation
      8.13%, 05/15/11(DELTA)                                   4,000       4,440
      9.50%, 12/01/11                                         15,000      17,775
      9.38%, 02/01/13                                          4,000       4,480
   Greenpoint Financial Corporation
      3.20%, 06/06/08                                        300,000     288,848
   H.J. Heinz Co.
      6.19%, 12/01/20 144A++@                              1,500,000   1,503,958
   HCA, Inc.
      7.69%, 06/15/25                                        250,000     252,495
   Host Marriott LP
      9.50%, 01/15/07                                        550,000     578,188
      9.25%, 10/01/07                                         32,000      33,880
   HSBC Bank USA NA
      3.51%, 09/21/07++                                    1,300,000   1,302,385
   HSBC Finance Corporation
      8.00%, 07/15/10                                        440,000     496,986
      7.00%, 05/15/12(DELTA)                                 390,000     432,183

      6.38%,  11/27/12                                        70,000      75,326
IMC Global, Inc.
      10.88%, 06/01/08(DELTA)                                 49,000      55,615
      10.88%, 08/01/13                                        50,000      59,250
International Paper Co.
      5.50%,  01/15/14                                       220,000     219,474
iStar Financial, Inc.
      8.75%,  08/15/08                                       200,000     219,172
      6.50%,  12/15/13                                       125,000     129,047
JC Penny Co., Inc.
      7.40%,  04/01/37                                        50,000      54,313
JPM Capital Trust II
      7.95%,  02/01/27                                       700,000     752,698
JPMorgan Chase & Co.
      5.75%,  01/02/13                                       320,000     333,262
Kansas City Southern Railway
      9.50%,  10/01/08                                       119,000     131,049
Kerr-McGee Corporation
      7.88%,  09/15/31(DELTA)                                550,000     639,332
L-3 Communications Corporation
      7.63%,  06/15/12                                       250,000     263,750
      6.38%,  10/15/15 144A                                  250,000     253,125
La Quinta Properties, Inc.
      7.00%,  08/15/12                                        20,000      20,650
Lamar Media Corporation
      7.25%,  01/01/13                                       110,000     115,500
Lehman Brothers Holdings, Inc.
      4.00%,  01/22/08(DELTA)                                570,000     562,612
Liberty Media Corporation
      5.70%,  05/15/13(DELTA)                                315,000     288,230
      3.75%,  02/15/30 CONV                                   40,000      22,450
Liberty Media Group
      7.88%,  07/15/09                                        10,000      10,573
Liberty Mutual Group
      5.75%,  03/15/14 144A                                  250,000     244,684
      7.00%,  03/15/34 144A                                   75,000      74,401
Lockheed Martin Corporation
      8.50%,  12/01/29                                       190,000     262,932
Lyondell Chemical Co.
      9.63%,  05/01/07                                        48,000      50,640
MacDermid, Inc.
      9.13%,  07/15/11                                       111,000     119,325
Manor Care, Inc.
      8.00%,  03/01/08                                        87,000      92,786
Mediacom LLC
      9.50%,  01/15/13(DELTA)                                500,000     498,750
Merrill Lynch & Co., Inc.
      3.38%,  09/14/07                                       420,000     412,859
Millennium America, Inc.
      9.25%,  06/15/08                                         4,000       4,320
Mizuho JGB Investment LLC
      9.87%,  12/31/49 144A++                                250,000     279,085
Mylan Laboratories, Inc.
      6.38%,  08/15/15 144A                                  100,000     100,625
New Cingular Wireless Services, Inc.
      7.88%,  03/01/11                                       100,000     113,977
      8.13%,  05/01/12                                       135,000     158,518
Nextel Communications, Inc.
      5.95%,  03/15/14                                       294,000     301,358
      7.38%,  08/01/15                                       130,000     139,289
Niagara Mohawk Power Corporation
      7.75%,  10/01/08                                     1,340,000   1,450,625
Nortek, Inc.
      8.50%,  09/01/14(DELTA)                                125,000     115,625
Northrop Grumman Corporation
      4.08%,  11/16/06                                       280,000     278,621

   Omnicare, Inc.
      8.13%, 03/15/11                                        239,000     250,950
   Oncor Electric Delivery Co.
      6.38%, 01/15/15                                        140,000     151,405
   Oxford Industries, Inc.
      8.88%, 06/01/11                                         60,000      62,700
   Pacific Energy Partners LP
      7.13%, 06/15/14                                         60,000      62,550
   Pacific Gas & Electric Co.
      6.05%, 03/01/34                                        710,000     741,228
   Patrons' Legacy
      5.65%, 01/17/17 144A                                   640,000     643,224
   Peabody Energy Corporation
      6.88%, 03/15/13                                        145,000     152,250
   Pemex Project Funding Master Trust
      9.13%, 10/13/10                                      1,075,000   1,260,438
   PHH Corporation
      6.00%, 03/01/08                                        750,000     763,292
   Plains Exploration & Production Co.
      7.13%, 06/15/14(DELTA)                                 100,000     105,750
   Pogo Producing Co.
      6.88%, 10/01/17 144A                                    60,000      61,125
   Popular North America, Inc.
      6.13%, 10/15/06                                        200,000     202,150
      4.25%, 04/01/08                                        300,000     296,276
      3.88%, 10/01/08(DELTA)                                 250,000     243,992
   PPL Capital Funding Trust I
      7.29%, 05/18/06                                      1,400,000   1,418,568
   Pride International, Inc.
      7.38%, 07/15/14(DELTA)                                 130,000     141,863
   Prudential Funding LLC
      6.60%, 05/15/08 144A                                   600,000     632,485
   PVNGS II Funding Corporation, Inc.
      8.00%, 12/30/15                                      1,800,000   1,950,377
   Qwest Capital Funding, Inc.
      7.25%, 02/15/11(DELTA)                                 200,000     191,500
   Qwest Corporation
      5.63%, 11/15/08                                        600,000     594,000
      8.88%, 03/15/12                                        250,000     274,375
      7.50%, 06/15/23                                        500,000     458,750
   Rabobank Capital Funding II
      5.26%, 12/29/13 144A++(DELTA)                           50,000      50,223
   Rabobank Capital Funding Trust III
      5.25%, 10/31/49 144A++                                 350,000     349,435
   Raytheon Co.
      6.00%, 12/15/10                                          5,000       5,227
      5.50%, 11/15/12(DELTA)                                  10,000      10,305
      5.38%, 04/01/13(DELTA)                                 115,000     117,701
   Reader's Digest Association,  Inc.
      6.50%, 03/01/11(DELTA)                                  40,000      40,800
   Reliant Energy, Inc.
      6.75%, 12/15/14                                        110,000     108,625
   Russell Corporation
      9.25%, 05/01/10                                         10,000      10,150
   Safeco Corporation
      4.20%, 02/01/08                                        450,000     443,529
   SBC Communications, Inc.
      4.13%, 09/15/09(DELTA)                                 425,000     414,658
      5.10%, 09/15/14(DELTA)                                 420,000     416,924
   Simon Property Group LP
      7.38%, 01/20/06                                        900,000     907,422
   Sinclair Broadcast Group, Inc.
      8.00%, 03/15/12                                         20,000      20,575
   SLM Corporation
      3.66%, 04/01/09++                                    1,100,000   1,084,720
   Solo Cup Co.

      8.50%, 02/15/149(DELTA)                               60,000        53,400
   Sonat, Inc.
      7.63%, 07/15/11                                      460,000       469,200
   Southern California Edison Co.
      6.38%, 01/15/06                                      500,000       502,751
   Southern Natural Gas Co.
      8.88%, 03/15/10(DELTA)                               130,000       141,168
      8.00%, 03/01/32                                      400,000       443,653
   Sovereign Bancorp, Inc.
      4.17%, 08/25/06+                                     300,000       300,600
   Sovereign Bank
      5.13%, 03/15/13(DELTA)                                50,000        49,852
      4.38%, 08/01/13++                                    525,000       517,261
   Sprint Capital Corporation
      4.78%, 08/17/06 STEP                                 710,000       711,249
      6.00%, 01/15/07(DELTA)                               290,000       294,922
      6.13%, 11/15/08(DELTA)                               310,000       322,138
      7.63%, 01/30/11                                      250,000       280,060
      8.38%, 03/15/12                                      300,000       353,502
      6.88%, 11/15/28                                      550,000       609,408
   Suburban Propane Partners LP
      6.88%, 12/15/13                                       30,000        27,450
      6.88%, 12/15/13 144A                                  90,000        82,350
   Sungard Data Systems, Inc.
      9.13%, 08/15/13 144A(DELTA)                          120,000       124,950
   TCI Communications Financing III
      9.65%, 03/31/27                                    2,610,000     2,865,082
   Tenet Healthcare Corporation
      9.88%, 07/01/14                                      170,000       178,500
      9.25%, 02/01/15 144A                               1,655,000     1,679,825
   Terex Corporation
      7.38%, 01/15/14                                       20,000        20,300
   Time Warner Entertainment Co. LP
      8.38%, 07/15/33                                      320,000       401,833
   Time Warner, Inc.
      6.88%, 05/01/12                                      110,000       120,378
      7.70%, 05/01/32                                    1,310,000     1,555,750
   Toys "R" Us, Inc.
      7.38%, 10/15/18                                      147,000       118,335
   Transcontinental Gas Pipe Line Corporation
      4.88%, 04/15/08 144A++@                            1,500,000     1,514,999
   TXU Corporation
      4.80%, 11/15/09                                      500,000       484,254
      6.50%, 11/15/24                                      275,000       258,989
      6.55%, 11/15/34(DELTA)                             1,080,000     1,007,750
   TXU Energy Co. LLC
      4.36%, 01/17/06++                                    155,000       155,078
      4.36%, 01/17/06 144A++                               700,000       700,351
      7.00%, 03/15/13(DELTA)                               150,000       163,082
   Tyco International Group SA Participation
      Certificate Trust
      4.44%, 06/15/07 144A(DELTA)@                         400,000       398,242
   Tyson Foods, Inc.
      7.25%, 10/01/06                                      100,000       102,594
   Unilever Capital Corporation
      7.13%, 11/01/10                                      285,000       315,598
   Union Pacific Corporation
      6.65%, 01/15/11                                      260,000       280,591
   United Air Lines, Inc.
      9.21%, 01/21/17#@                                    200,000       115,483
      9.56%, 10/19/18#@                                    262,152       108,197
   United Telephone Co. of Kansas
      6.89%, 07/01/08@                                     500,000       514,129
   Ventas Realty LP
      8.75%, 05/01/09                                       70,000        75,250

      9.00%,  05/01/12(DELTA)                               30,000        34,200
   Verizon Global Funding Corporation
      6.88%,  06/15/12(DELTA)                               40,000        44,188
      4.38%,  06/01/13                                     140,000       134,027
   Vintage Petroleum, Inc.
      8.25%,  05/01/12                                     250,000       268,750
   Visteon Corporation
      8.25%,  08/01/10                                     150,000       143,250
   Washington Mutual, Inc.
      8.25%,  04/01/10                                     250,000       280,813
   Waste Management, Inc.
      7.75%,  05/15/32                                     980,000     1,208,741
   Westlake Chemical Corporation
      8.75%,  07/15/11                                      32,000        34,640
   Weyerhaeuser Co.
      6.75%,  03/15/12                                     705,000       762,790
   Williams Cos., Inc.
      7.50%,  01/15/31                                     270,000       288,225
      7.75%,  06/15/31(DELTA)                              200,000       217,500
      8.75%,  03/15/32(DELTA)                            1,130,000     1,339,050
   Xerox Corporation
      7.13%,  06/15/10(DELTA)                              250,000       264,375
   XTO Energy, Inc.
      7.50%,  04/15/12                                      43,000        48,499
      6.25%,  04/15/13                                     255,000       272,612
                                                                     -----------
TOTAL CORPORATE BONDS
(Cost $114,987,984)                                                  117,425,182
                                                                     -----------

FOREIGN BONDS - 10.2%
ARGENTINA -- 0.2%
   Republic of Argentina
      3.01%,  08/03/12++                                   560,000       451,640
      2.00%,  01/03/16 (R)                                 660,000       407,288
      5.83%,  12/31/33 (R)                               2,320,000     1,042,455
                                                                     -----------
                                                                       1,901,383
                                                                     -----------

AUSTRALIA -- 0.2%
   QBE Insurance Group, Ltd.
      5.65%,  07/01/23 144A++                              525,000       524,753
   Queensland Treasury Corporation
      6.00%,  06/14/11 (A)                               2,430,000     1,900,791
                                                                     -----------
                                                                       2,425,544
                                                                     -----------

BAHAMAS -- 0.0%
   Teekay Shipping Corporation
      8.88%,  07/15/11                                     176,000       201,520
                                                                     -----------

BERMUDA -- 0.5%
   Arch Capital Group, Ltd.
      7.35%,  05/01/34                                     550,000       588,297
   Intelsat Bermuda, Ltd.
      8.63%,  01/15/15 144A(DELTA)                          30,000        30,750
   Intelsat, Ltd.
      6.50%,  11/01/13                                     110,000        85,250
   Tyco International Group SA
      6.38%,  02/15/06                                     100,000       100,677
      5.80%,  08/01/06                                     800,000       807,690
      6.13%,  11/01/08                                      90,000        93,289
      6.00%,  11/15/13(DELTA)                            2,920,000     3,089,628
                                                                     -----------
                                                                       4,795,581
                                                                     -----------

BRAZIL -- 0.8%
   Federal Republic of Brazil
      4.25%,  04/15/06++(DELTA)                            352,000       352,651
      14.50%, 10/15/09(DELTA)                              900,000     1,170,450
      12.00%, 04/15/10(DELTA)                              410,000       503,070
      4.31%,  04/15/12++                                   485,889       479,102
      12.50%, 01/05/16 (B)(DELTA)                        1,200,000       519,236

      8.00%,  01/15/18                                      16,002        16,986
      8.88%,  04/15/24                                      99,000       105,930
      10.13%, 05/15/27(DELTA)                              800,000       960,400
      12.25%, 03/06/30                                     140,000       192,990
      11.00%, 08/17/40(DELTA)                            3,645,000     4,473,326
                                                                     -----------
                                                                       8,774,141
                                                                     -----------

BULGARIA -- 0.1%
   Republic of Bulgaria
      8.25%,  01/15/15                                     480,000       590,928
                                                                     -----------

CANADA -- 0.4%
   Abitibi-Consolidated, Inc.
      7.75%,  06/15/11(DELTA)                               70,000        69,300
      8.38%,  04/01/15(DELTA)                               20,000        19,750
   Bombardier Capital Funding LP
      6.13%,  05/14/07 (E)                                 250,000       308,091
   Canadian Government Inflationary Index
      4.00%,  12/01/31 (C)                                 770,000     1,171,600
   Conoco Funding Co.
      7.25%,  10/15/31                                     315,000       398,816
   General Motors Nova Scotia Finance Co.
      6.85%,  10/15/08(DELTA)                            1,670,000     1,565,366
   Hydro Quebec
      6.30%,  05/11/11                                     305,000       329,872
   Rogers Cable, Inc.
      5.50%,  03/15/14                                     350,000       324,625
   Rogers Wireless, Inc.
      7.00%,  12/15/10++                                   250,000       261,875
      6.38%,  03/01/14                                      30,000        30,300
      6.38%,  03/01/14 144A                                100,000       101,000
      7.50%,  03/15/15                                      10,000        10,825
   Sun Media Corporation
      7.63%,  02/15/13                                      50,000        52,563
   Western Oil Sands, Inc.
      8.38%,  05/01/12(DELTA)                               95,000       109,606
                                                                     -----------
                                                                       4,753,589
                                                                     -----------

CAYMAN ISLANDS -- 0.4%
   ACE, Ltd.
      6.00%,  04/01/07                                     350,000       355,737
   Mizuho Financial Group (Cayman), Ltd.
      5.79%,  04/15/14 144A(DELTA)                         500,000       521,677
   Petroleum Export, Ltd.
      4.62%,  06/15/10 144A                                900,000       895,840
      4.63%,  06/15/10 144A                              1,200,000     1,194,466
   Resona Preferred Global Securities Caymand, Ltd.
      7.19%,  07/30/15 144A++                              690,000       715,574
   Systems 2001 Asset Trust LLC
      6.66%,  09/15/13 144A                                871,768       934,871
                                                                     -----------
                                                                       4,618,165
                                                                     -----------

CHILE -- 0.0%
   Codelco, Inc.
      4.75%,  10/15/14 144A                                210,000       204,170
   Empresa Nacional de Electricidad SA
      8.35%,  08/01/13(DELTA)                              130,000       148,241
                                                                     -----------
                                                                         352,411
                                                                     -----------

COLOMBIA -- 0.1%
   Republic of Colombia
      11.75%, 02/25/20(DELTA)                              605,000       844,580
      8.13%,  05/21/24                                      50,000        53,875
                                                                     -----------
                                                                         898,455
                                                                     -----------

EGYPT -- 0.2%
   Egypt Government AID Bonds
      4.45%,  09/15/15                                   2,600,000     2,566,039
                                                                     -----------

EL SALVADOR -- 0.0%
   Republic of El Salvador
      7.65%, 06/15/35 144A                                 140,000       146,650
                                                                     -----------

FRANCE -- 0.8%

   France Government Inflationary Index
      3.00%,  07/25/09 (E)                               4,810,000     7,033,735
   French Treasury Bill
      2.02%,  01/05/06 (E)                                 700,000       836,837
   Legrand SA
      8.50%,  02/15/25                                     250,000       301,250
                                                                      ----------
                                                                       8,171,822
                                                                      ----------

GERMANY -- 1.2%
   Deutsche Bundesrepublik
      3.75%,  01/04/15 (E)(DELTA)                        4,000,000     5,047,259
      6.50%,  07/04/27 (E)                               2,000,000     3,477,878
   German Treasury Bill
      2.03%,  01/18/06 (E)(OMEGA)                        3,100,000     3,703,271
   Kabel Deutschland KmbH
      10.63%, 07/01/14 144A(DELTA)                          75,000        83,250
   Morgan Stanley (Gazprom)
      9.63%,  03/01/13                                      40,000        49,656
      9.63%,  03/01/13 144A                                110,000       136,813
                                                                      ----------
                                                                      12,498,127
                                                                      ----------

GUATEMALA -- 0.0%
   Republic of Guatemala
      8.13%,  10/06/34 144A                                170,000       191,250
                                                                      ----------

IRELAND -- 0.0%
   Eircom Funding
      8.25%,  08/15/13(DELTA)                              130,000       141,700
                                                                      ----------

ISRAEL -- 0.1%
   Israel Government
      10.00%, 05/31/12 (I)                               1,000,000       277,226
      7.50%,  03/31/14 (I)                               3,320,000       826,488
                                                                      ----------
                                                                       1,103,714
                                                                      ----------

ITALY -- 0.3%
   Republic of Italy
      3.80%,  03/27/08 (J)(DELTA)                      156,000,000     1,494,793
   Telecom Italia Capital SA
      4.00%,  01/15/10 144A                                225,000       216,258
      5.25%,  11/15/13                                     165,000       164,098
      4.95%,  09/30/14 144A                                835,000       809,499
                                                                      ----------
                                                                       2,684,648
                                                                      ----------

JAPAN -- 0.1%
   Aiful Corporation
      4.45%,  02/16/10 144A                                200,000       194,967
      5.00%,  08/10/10 144A                                300,000       298,337
   Resona Bank, Ltd.
      5.85%,  07/15/49 144A++@                             475,000       469,729
                                                                      ----------
                                                                         963,033
                                                                      ----------

LUXEMBOURG -- 0.0%
   Telecom Italia Capital SA
      5.25%,  10/01/15                                     130,000       127,987
                                                                      ----------

MALAYSIA -- 0.1%
   Petronas Capital, Ltd.
      7.88%,  05/22/22 144A(DELTA)                         430,000       533,905
                                                                      ----------

MEXICO -- 1.1%
   America Movil SA de CV
      4.13%,  03/01/09                                     200,000       195,074
      5.50%,  03/01/14                                     300,000       297,360
      6.38%,  03/01/35                                     250,000       243,655
   United Mexican States
      7.50%,  01/14/12(DELTA)                              750,000       843,375
      8.00%,  12/19/13 (M)                              42,900,000     3,864,470
      11.50%, 05/15/26(DELTA)                            1,070,000     1,720,025
      8.30%,  08/15/31                                     660,000       826,650
      7.50%,  04/08/33                                   3,172,000     3,687,450
                                                                      ----------
                                                                      11,678,059
                                                                      ----------

NETHERLANDS -- 0.4%
   Deutsche Telekom International Finance BV
      8.75%,  06/15/30                                     600,000       776,951

   Dutch Treasury Certificate
      2.02%, 10/31/05 (E)(OMEGA)                         2,400,000     2,880,060
   TPSA Finance BV
      7.75%, 12/10/08 144A                                 375,000       405,988
                                                                     -----------
                                                                       4,062,999
                                                                     -----------

PANAMA -- 0.2%
   Republic of Panama
      8.25%, 04/22/08                                      520,000       563,550
      9.63%, 08/08/11                                       50,000        60,000
     10.75%, 05/15/20                                      417,000       582,758
      9.38%, 01/16/23                                      560,000       709,800
      8.88%, 09/30/27(DELTA)                                30,000        36,675
                                                                     -----------
                                                                       1,952,783
                                                                     -----------

PERU -- 0.1%
   Republic of Peru
      5.00%, 03/07/17++                                    213,200       211,601
      5.00%, 03/07/17 144A++                               492,000       484,620
      8.75%, 11/21/33                                      130,000       157,625
                                                                     -----------
                                                                         853,846
                                                                     -----------

QATAR -- 0.1%
   State of Qatar
      9.75%, 06/15/30                                      500,000       767,500
                                                                     -----------

RUSSIA -- 1.0%
   Ministry Finance of Russia
      3.00%, 05/14/08                                    1,400,000     1,336,160
   Russian Federation
      8.25%, 03/31/10(DELTA)                             2,900,000     3,147,951
      5.00%, 03/31/30 STEP                               5,110,000     5,884,440
                                                                     -----------
                                                                      10,368,551
                                                                     -----------

SINGAPORE -- 0.0%
   DBS Bank, Ltd.
      5.00%, 11/15/19 144A++(DELTA)                        475,000       470,592
                                                                     -----------

SOUTH KOREA -- 0.0%
   Export-Import Bank of Korea
      5.25%, 02/10/14 144A++                               235,000       237,866
                                                                     -----------

UKRAINE -- 0.0%
   Ukraine Government Bond
      7.65%, 06/11/13                                      320,000       352,992
                                                                     -----------

UNITED KINGDOM -- 1.8%
   Bank of England
      2.30%, 12/15/05 (E)(OMEGA)                         8,000,000     9,575,319
   BP Capital Markets PLC
      2.75%, 12/29/06                                      740,000       724,281
   HBOS Capital Funding LP
      6.07%, 12/31/49 144A++                               600,000       632,988
   HSBC Capital Funding LP
      4.61%, 12/29/49 144A++                               960,000       920,770
   Royal & Sun Alliance Insurance Group
      8.50%, 12/08/14 (U)++                                150,000       309,612
   United Kingdom Treasury Note
      4.75%, 06/07/10 (U)                                3,600,000     6,492,391
                                                                     -----------
                                                                      18,655,361
                                                                     -----------

VENEZUELA -- 0.0%
   Petrozuata Finance, Inc.
      8.22%, 04/01/17 144A                                 140,000       133,700
                                                                     -----------
TOTAL FOREIGN BONDS
(Cost $104,447,694)                                                  107,974,841
                                                                     -----------

MORTGAGE-BACKED SECURITIES - 53.6%
   ABN Amro Mortgage Corporation
     17.48%, 06/25/33 IO(OMEGA)@                           885,366       139,607
   Bear Stearns Adjustable Rate Mortgage Trust

   5.63%,  02/25/33++                                      466,981       468,473
   3.51%,  06/25/34++                                    1,300,000     1,247,502
Bear Stearns Alt-A Trust
   4.15%,  02/25/34 STEP                                   437,390       437,619
   5.44%,  05/25/35++                                    1,525,828     1,527,568
Bear Stearns Commercial Mortgage Trust Securities
   4.87%,  09/11/42                                        550,000       553,020
Chevy Chase Funding LLC
   3.37%,  07/25/34 144A++                               1,420,566     1,422,844
Commercial Mortgage Pass-Through Certificates
   3.95%,  03/15/20 144A++                               1,800,000     1,799,669
Commerical Mortgage Asset Trust
   7.55%,  01/17/10++                                      440,000       479,126
Countrywide Alternative Loan Trust
   4.18%,  09/25/35++                                    6,925,277     6,923,656
   4.16%,  10/25/35 STEP                                 4,090,583     4,090,458
   4.17%,  12/20/35 STEP+                                6,200,000     6,200,000
   4.14%,  01/20/49+++                                   2,000,000     2,000,000
   4.16%,  01/20/49+++                                   2,000,000     2,000,000
Credit-Based Asset Servicing and Securitization
   4.12%,  08/25/33++                                      426,773       427,210
CS First Boston Mortgage Securities Corporation
   25.94%, 04/25/33 IO(OMEGA)@                             111,507         4,387
   13.44%, 05/25/33 IO(OMEGA)@                             108,913         3,587
   28.20%, 06/25/33 IO(OMEGA)@                              78,568         4,153
   16.84%, 07/25/33 IO(OMEGA)@                             770,202         9,125
   22.32%, 07/25/33 IO++(OMEGA)@                           942,927       181,804
   22.12%, 08/25/33 IO++(OMEGA)@                           811,248         8,042
Federal Home Loan Mortgage Corporation
   8.00%,  10/01/07                                            798           815
   5.50%,  08/15/14                                        367,222       367,840
   7.00%,  11/01/14                                        144,884       151,316
   7.00%,  04/01/15                                        155,440       162,341
   8.00%,  06/01/15                                          7,394         7,605
   7.00%,  12/01/15                                        102,338       106,887
   6.00%,  04/15/16                                        329,216       331,172
   8.50%,  06/01/16                                         16,832        18,175
   8.50%,  06/01/18                                         16,945        18,297
   6.50%,  01/01/20                                      4,461,436     4,596,543
   4.20%,  04/15/22 PO(OMEGA)@                              62,664        62,377
   8.00%,  08/01/24                                         12,003        12,838
   7.50%,  11/01/29                                         37,772        40,075
   7.50%,  12/01/29                                         57,177        60,664
   7.50%,  02/01/31                                         73,153        77,564
   5.61%,  07/01/31++                                      124,412       127,671
   5.61%,  08/01/31++                                       89,312        91,395
   7.50%,  11/01/31                                         61,183        64,871
   5.35%,  04/01/32++                                       56,879        57,172
   4.30%,  03/01/34++                                       28,765        28,431
   6.50%,  07/01/34                                      1,912,722     1,966,995
   6.50%,  10/01/34                                        705,493       728,245
   5.50%,  05/01/35                                      2,986,695     2,988,188
   5.00%,  10/13/35 TBA                                  2,200,000     2,152,564
   4.14%,  07/25/44++                                    7,608,947     7,648,466
Federal Housing Administration
   7.43%,  10/01/18++                                      406,647       402,526
Federal National Mortgage Association
   6.50%,  05/25/08                                        292,375       297,404
   38.28%, 10/25/08 IO++(OMEGA)@                           495,683        35,078
   8.00%,  06/01/15                                         87,327        93,636
   8.00%,  06/15/15                                         73,450        78,757
   8.00%,  07/01/15                                         68,311        73,246
   8.00%,  09/01/15                                        129,911       139,296
   6.00%,  10/25/15                                        289,442       290,142
   5.00%,  12/25/15                                        576,280       578,071
   6.00%,  05/01/16                                        299,175       307,796

 6.00%,  07/01/16                                            45,714       47,032
 6.00%,  02/01/17                                           672,489      691,634
 5.00%,  12/01/17                                         1,194,740    1,192,752
 4.50%,  01/01/18                                            39,439       38,704
 5.00%,  01/01/18                                         2,839,235    2,834,541
 5.00%,  02/01/18                                           157,009      156,703
 5.50%,  02/01/18                                           310,303      314,924
 4.50%,  04/01/18                                           979,569      960,925
 4.50%,  05/01/18                                            46,134       45,256
 4.50%,  06/01/18                                           188,904      185,309
 4.50%,  07/01/18                                           107,798      105,746
 4.50%,  08/01/18                                           311,656      305,725
 4.50%,  09/01/18                                           149,618      146,771
 4.50%,  01/01/19                                           274,386      269,163
 4.50%,  02/01/19                                            88,221       86,493
 4.50%,  04/01/19                                           554,272      543,150
 4.00%,  05/01/19                                        11,299,992   10,887,713
 4.50%,  01/01/20                                            47,942       47,030
 5.00%,  10/01/20 TBA                                     7,500,000    7,478,910
 5.50%,  10/01/20 TBA                                    10,800,000   10,955,250
 5.00%,  10/18/20 TBA                                     2,000,000    1,994,376
 5.57%,  08/25/21 IO(OMEGA)@                                    430       11,292
 5.72%,  10/25/21 IO(OMEGA)@                                    858       19,762
 19.80%, 01/25/22++                                         353,690      426,922
 3.74%,  03/25/22++                                         420,356      415,385
 9.50%,  05/01/22                                            11,551       12,688
 3.77%,  07/01/22++                                          63,026       64,187
 6.00%,  01/01/23                                           257,737      263,742
 9.50%,  07/01/24                                            22,866       25,044
 3.93%,  07/01/27++                                          74,728       75,484
 4.84%,  08/01/27++                                         253,030      260,244
 3.93%,  11/01/27++                                         130,611      131,932
 6.50%,  12/25/28                                           128,119      129,723
 6.50%,  12/01/29                                           424,801      438,873
 7.39%,  02/01/30++                                         202,347      205,601
 5.77%,  06/01/30++                                         161,586      166,904
 8.00%,  10/01/30                                           129,920      138,904
 4.38%,  10/18/30++                                         119,145      119,972
 5.22%,  12/01/30++                                          39,996       41,345
 3.93%,  01/01/31++                                          35,834       36,011
 5.89%,  04/01/31++                                          43,258       44,642
 6.21%,  05/01/31++                                          53,277       54,284
 5.38%,  06/01/31++                                         106,349      108,993
 5.39%,  06/01/31++                                          47,534       48,709
 5.52%,  06/01/31++                                          65,085       66,954
 6.50%,  12/01/31                                         1,058,829    1,092,260
 6.00%,  01/01/32                                           149,804      152,362
 6.00%,  03/01/32                                           556,974      566,549
 6.50%,  03/01/32                                           629,954      651,137
 6.00%,  04/01/32                                         1,212,442    1,233,020
 3.93%,  06/01/32++                                          47,303       47,605
 6.50%,  07/01/32                                         1,303,065    1,342,633
 3.77%,  08/01/32++                                          56,613       56,967
 3.58%,  02/01/33++                                          63,778       64,937
 3.77%,  05/01/33++                                         148,084      149,122
 4.50%,  08/01/33                                         3,274,376    3,128,110
 5.50%,  04/01/34                                        21,116,971   21,126,761
 5.50%,  09/01/34                                        20,009,000   20,010,449
 4.50%,  10/01/34                                           370,158      353,594
 4.50%,  11/01/34                                         1,508,757    1,440,526
 5.50%,  11/01/34                                        25,578,122   25,579,975
 6.50%,  11/01/34                                           381,267      392,447
 4.50%,  12/01/34                                           533,195      508,891
 4.75%,  12/01/34++                                       1,485,482    1,483,949
 6.50%,  12/01/34                                           550,961      567,989
 4.50%,  02/01/35                                           544,728      519,898

      5.50%, 02/01/35                                    33,446,589   33,449,013
      4.50%, 03/01/35                                     2,130,537    2,031,937
      6.50%, 03/01/35                                     4,611,986    4,752,031
      4.50%, 04/01/35                                     1,074,724    1,024,749
      6.00%, 04/01/35                                     5,270,553    5,359,502
      4.50%, 05/01/35                                       873,163      832,561
      5.50%, 09/01/35                                     1,500,000    1,499,812
      5.00%, 10/01/35 TBA                                50,200,000   49,133,250
      5.50%, 10/01/35 TBA                                23,000,000   22,985,625
      6.00%, 10/01/35 TBA                                 9,600,000    9,758,995
      6.50%, 10/01/35 TBA                                 3,700,000    3,807,529
      4.50%, 10/13/35 TBA                                 1,800,000    1,715,625
      5.50%, 10/13/35 TBA                                72,200,000   72,154,874
      0.08%, 10/24/35 TBA+                                3,500,000    3,543,203
      3.93%, 11/01/35++                                      63,446       63,907
      5.50%, 11/14/35 TBA                                15,000,000   14,971,875
      6.00%, 11/14/35 TBA                                 9,000,000    9,140,625
      5.00%, 11/25/35 TBA                                 4,100,000    4,214,886
      4.36%, 05/01/36++                                     798,818      807,886
      3.93%, 12/01/37++                                     274,327      276,343
      3.93%, 01/01/38++                                     139,968      141,002
      4.03%, 06/01/40++                                     317,018      316,039
      4.03%, 10/01/40++                                     862,306      873,161
      3.93%, 11/01/40++                                     108,552      109,362
   FFCA Secured Lending Corporation
      8.00%, 07/18/20 IO 144A++(OMEGA)@                   2,480,383      135,278
   First Horizon Alternative Mortgage Securities
      4.79%, 06/25/34 144A++                              1,837,878    1,828,681
   First Nationwide Trust
      8.50%, 09/25/31                                        22,270       22,211
   First Union Commercial Mortgage Securities, Inc.
      7.38%, 04/18/07                                     3,212,553    3,291,188
   First Union National Bank Commercial Mortgage Trust
      7.20%, 10/01/32                                     1,500,000    1,644,799
   GMAC Commercial Mortgage Securities, Inc.
      6.87%, 08/15/07                                       411,134      423,572
   Government National Mortgage Association
      7.00%, 10/15/25                                        75,919       80,152
      7.00%, 01/15/26                                        49,526       52,228
      7.00%, 07/15/27                                       332,610      350,422
      7.00%, 12/15/27                                         5,911        6,228
      7.00%, 01/15/28                                        34,229       36,035
      7.00%, 03/15/28                                       423,451      446,163
     14.14%, 06/20/28 IO(OMEGA)@                             30,020            4
      7.00%, 07/15/28                                        43,956       46,276
      7.50%, 07/15/28                                        16,112       17,126
      6.50%, 08/15/28                                        55,461       57,835
      7.00%, 08/15/28                                        68,189       71,787
      7.50%, 08/15/28                                        45,596       48,466
      6.50%, 09/15/28                                       240,327      250,615
      7.00%, 10/15/28                                        82,680       87,043
      7.50%, 03/15/29                                       104,784      111,455
      7.50%, 11/15/29                                       101,619      107,957
      4.13%, 11/20/29++                                     282,599      287,413
      8.50%, 08/15/30                                         9,284       10,086
      8.50%, 11/20/30                                        69,442       75,162
      7.50%, 02/15/31                                        11,488       12,198
      6.50%, 08/15/31                                       369,638      384,611
      7.50%, 08/15/31                                       136,962      145,421
      6.50%, 10/15/31                                       680,801      708,465
      6.00%, 11/15/31                                     1,331,293    1,363,843
      6.50%, 11/15/31                                       470,445      489,501
      6.00%, 12/15/31                                       502,944      515,241
      6.00%, 01/15/32                                       841,762      862,383

      6.00%, 02/15/32                                     1,066,751    1,092,833
      6.50%, 02/15/32                                       885,949      921,819
      7.50%, 02/15/32                                        47,266       50,188
     19.96%, 02/16/32++                                     364,226      456,683
      6.00%, 04/15/32                                       917,116      939,582
      6.50%, 04/15/32                                       750,827      781,239
      7.50%, 04/15/32                                       209,581      222,534
      6.50%, 06/15/32                                     2,343,879    2,438,767
      6.50%, 07/15/32                                       337,032      350,684
      6.50%, 08/15/32                                     1,266,532    1,317,835
      6.50%, 09/15/32                                     1,144,183    1,190,530
      6.00%, 10/15/32                                       937,197      960,112
      6.00%, 11/15/32                                       979,296    1,003,250
      6.00%, 12/15/32                                       438,086      448,797
      6.50%, 12/15/32                                        55,082       57,313
      6.00%, 01/15/33                                       479,177      490,893
      6.00%, 02/15/33                                       363,072      371,949
      6.50%, 03/15/33                                       266,170      276,952
      6.50%, 04/15/33                                     2,760,587    2,872,407
      6.00%, 05/15/33                                     3,565,645    3,652,825
      6.50%, 05/15/33                                       247,161      257,172
      6.00%, 06/15/33                                       383,838      393,223
      5.00%, 08/15/33                                     1,443,249    1,429,034
      5.00%, 09/15/33                                     1,512,085    1,497,192
      5.00%, 10/15/33                                       516,340      511,254
      6.00%, 10/15/33                                     1,572,107    1,610,546
      6.50%, 10/15/33                                       564,267      587,123
      6.00%, 12/15/33                                     1,363,936    1,397,284
      5.00%, 10/01/35 TBA                                14,500,000   14,345,938
   GS Mortgage Securities Corporation II
      4.68%, 07/10/39                                     1,300,000    1,281,393
   GSMPS Mortgage Loan Trust
      4.06%, 02/25/35 144A++                              2,652,454    2,652,389
      4.18%, 09/25/35++                                   3,993,743    3,990,364
   GSR Mortgage Loan Trust
      4.54%, 10/25/35++                                   1,800,000    1,789,313
   Harborview Mortgage Loan Trust
      4.10%, 01/01/49 STEP                                  999,078      999,078
   Impac CMB Trust
      4.29%, 03/25/33+                                      291,192      291,319
      4.19%, 10/25/34+                                    1,081,334    1,081,740
      3.95%, 10/25/35+                                    3,000,000    3,000,000
   Indymac ARM Trust
      3.96%, 09/28/31++                                      85,117       84,919
   JP Morgan Chase Commercial Mortgage
      Securities Corporation
      4.90%, 09/12/37                                     2,900,000    2,869,197
   LB-UBS Commercial Mortgage Trust
      4.66%, 07/15/30                                     1,000,000      981,422
      4.74%, 07/15/30                                       830,000      813,884
      6.50%, 06/15/36 IO 144A++(OMEGA)@                   5,251,696      225,759
      4.95%, 09/15/40                                       900,000      896,904
   Lehman XS Trust
      4.10%, 10/25/35(OMEGA)+                             4,100,000    4,100,000
      4.10%, 10/25/35+                                    2,500,000    2,500,000
   Master Reperforming Loan Trust
      7.00%, 08/25/34 144A                                1,682,274    1,755,690
   MLCC Mortgage Investors, Inc.
      4.45%, 09/25/27 STEP                                2,461,847    2,458,168
   Nomura Asset Acceptance Corporation
      5.05%, 10/25/35                                     3,700,000    3,697,543
   Nomura Asset Securities Corporation
      7.07%, 04/13/36                                       152,227      153,316
      7.12%, 04/13/36                                     2,000,000    2,024,101
   Opteum Mortgage Acceptance Corporation

      4.00%, 08/25/35 STEP                               3,969,419     3,969,322
   Residential Asset Mortgage Products, Inc.
      3.80%, 07/25/41 144A++                             1,997,949     2,002,469
   Residential Asset Securitization Trust
      4.28%, 04/25/33++                                    221,073       221,227
   Sequoia Mortgage Trust
      4.18%, 07/20/33++                                  1,156,444     1,158,564
      4.38%, 11/20/34 STEP                               1,416,442     1,417,830
   Structured Adjustable Rate Mortgage Loan Trust
      4.17%, 08/25/35                                    3,787,430     3,771,986
   Structured Asset Mortgage Investments, Inc.
      4.14%, 12/25/35++                                  3,985,129     3,987,205
   Structured Asset Securities Corporation
      7.50%, 07/25/16                                       61,242        61,099
   Washington Mutual, Inc.
     21.78%, 01/25/08 IO++(OMEGA)@                         986,812        18,918
     21.15%, 05/25/08 IO(OMEGA)@                         2,129,148        14,324
     21.18%, 06/25/08 IO++(OMEGA)@                       3,340,390        59,768
      4.10%, 12/25/27 STEP                               4,611,999     4,608,163
      4.68%, 02/25/33++                                    210,577       209,627
      4.85%, 10/25/35                                    3,500,000     3,500,000
      4.13%, 11/25/35(OMEGA)                             3,450,000     3,450,000
      4.85%, 11/25/35++                                  1,800,000     1,800,000
      4.03%, 06/25/42++                                    297,424       300,155
      4.12%, 07/25/45 STEP                               3,894,412     3,886,867
      4.15%, 07/25/45++                                  4,017,924     4,021,191
      4.15%, 08/25/45++                                 11,111,696    11.110.297
     22.61%, 01/01/49 IO++(OMEGA)@                       2,637,359        18,806
   Wells Fargo Mortgage-Backed Securities Trust
      3.54%, 09/25/34++                                  2,440,000     2,350,656
      4.98%, 08/25/35++                                  3,000,000     3,010,617
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $571,707,961)                                                  568,612,379
                                                                     -----------

MUNICIPAL BONDS - 1.1%
   Las Vegas Valley, Nevada Water District, Series A
      General Obligation Bond (FGIC Insured)
      5.00%, 06/01/32                                    1,000,000     1,033,950
   Liberty, New York Development Corporation,
      Revenue Bond
      5.25%, 10/01/35                                      320,000       357,584
   Massachusetts State Special Obligation, Series A
      Revenue Bond, Pre-refunded 06/01/12 @ 100 (FGIC
      Insured)
      5.00%, 06/01/12                                    2,945,000     3,174,298
   Massachusetts State Water Resources Authority,
      Series J Revenue Bond (FSA Insured)
      5.00%, 08/01/32                                    1,250,000     1,295,200
   Minnesota State General Obligation Bond
      5.00%, 10/01/20                                      200,000       212,196
   New York State Urban Development Corporation,
      Series A Revenue Bond, Pre-refunded 03/15/12 @ 100
      5.13%, 03/15/12                                    1,500,000     1,641,315
   South Carolina Transportation Infrastructure Bank,
      Series A Revenue Bond (AMBAC Insured)
      5.00%, 10/01/23                                    2,700,000     2,826,414
   Virginia State Housing Development Authority,
      Commonwealth Mortgage, Series H Revenue Bond
      (MBIA Insured)
      5.38%, 07/01/36                                    1,000,000     1,032,520
                                                                     -----------
TOTAL MUNICIPAL BONDS

(Cost $10,832,804)                                                    11,573,477
                                                                     -----------

                                                         NUMBER OF
                                                         CONTRACTS
                                                       -----------
OPTIONS - 0.0%

CALL OPTIONS -- 0.0%
   20-Year U.S. Treasury Note Futures, Strike Price
      $129.00, Expires 11/22/05                                 77         1,203
   5-Year Euro-Bobl Futures, Strike Price $96.00,
      Expires 10/14/05                                          72           450
   5-Year U.S. Treasury Note Futures, Strike Price
      $113.00, Expires 11/22/05                                197         3,078
                                                                     -----------
                                                                           4,731
                                                                     -----------

CALL SWAPTION -- 0.0%
   3-Month LIBOR, Strike Price $5.75, Expires
      04/27/09                                                 280       352,848
                                                                     -----------

PUT OPTIONS -- 0.0%
   90-Day Eurodollar Futures, Strike Price $93.75,
      Expires 12/19/05                                         199         1,244
   90-Day Eurodollar Futures, Strike Price $94.00,
      Expires 12/19/05                                          45           281
                                                                     -----------
                                                                           1,525
                                                                     -----------

PUT SWAPTIONS -- 0.0%
   3-Month LIBOR, Strike Price $6.25, Expires
      04/27/09                                                 280        81,676
   30-Year Federal National Mortgage Association,
      Strike Price $97.95, Expires 10/06/05                  1,380        17,228
                                                                     -----------
                                                                          98,904
                                                                     -----------
TOTAL OPTIONS
(Cost $365,799)                                                          458,008
                                                                     -----------

                                                          SHARES
                                                       -----------
PREFERRED STOCKS - 0.2%
   Fannie Mae 7.00%++(DELTA)                                15,290       838,083
   General Motors Corporation CONV                          51,150       883,872
                                                                     -----------
TOTAL PREFERRED STOCKS
(Cost $1,679,852)                                                      1,721,955
                                                                     -----------

                                                            PAR
                                                        -----------
REPURCHASE AGREEMENT - 2.1%
   Credit Suisse First Boston 3.25% (dated 09/30/05,
      matures 10/03/05, repurchase price $22,706,148,
      collateralized by U.S. Treasury Notes, 3.50%
      due 02/15/10: total market value $23,090,032)
(Cost $22,700,000)                                      $22,700,000   22,700,000
                                                                     -----------

                                                           SHARES
                                                        -----------
RIGHTS - 0.0%
   United Mexican States Recovery Rights Series D,
      06/30/06                                            1,100,000       22,550
   United Mexican States Recovery Rights Series E,
      06/30/07*                                           1,100,000       28,600
                                                                     -----------

TOTAL RIGHTS
(Cost $0)                                                                 51,150
                                                                     -----------
MONEY MARKET FUNDS - 32.7%
   GuideStone - Money Market Fund (GS4 Class)
      (INFINITY)                                       146,904,094   146,904,094
   Northern Institutional Liquid Assets Portfolio
      Section                                          200,230,935   200,230,934
                                                                     -----------
TOTAL MONEY MARKET FUNDS
(Cost $347,135,029)                                                  347,135,028
                                                                     -----------

                                                           PAR
                                                       -----------
U.S. TREASURY OBLIGATIONS - 17.7%
   U.S. Treasury Bills
      3.36%, 12/01/05++++                              $    60,000        59,682
      3.43%, 12/15/05++++                                  315,000       312,938
                                                                     -----------
                                                                         372,620
                                                                     -----------
   U.S. Treasury Bonds
      9.00%, 11/15/18(DELTA)                             7,500,000    10,807,620
      8.50%, 02/15/20(DELTA)                             3,800,000     5,367,055
      6.25%, 08/15/23(DELTA)                             2,400,000     2,870,532
      6.25%, 05/15/30(DELTA)                             5,060,000     6,284,485
      5.38%, 02/15/31(DELTA)                             2,800,000     3,137,753
                                                                     -----------
                                                                      28,467,445
                                                                     -----------
   U.S. Treasury Inflationary Index Bonds
      3.38%, 01/15/07(DELTA)                               170,000       216,861
      4.25%, 01/15/10(DELTA)                               640,000       831,521
      0.88%, 04/15/10(DELTA)                             3,110,000     3,126,318
      1.88%, 07/15/13(DELTA)                             1,150,000     1,240,111
      2.00%, 07/15/14(DELTA)                             1,800,000     1,906,366
      1.63%, 01/15/15(DELTA)                             1,050,000     1,061,907
      1.88%, 07/15/15(DELTA)                             4,000,000     4,054,406
      2.38%, 01/15/25(DELTA)                             1,790,000     1,985,423
      3.88%, 04/15/29(DELTA)                             4,928,000     8,018,945
      3.38%, 04/15/32                                       60,000        73,129
                                                                     -----------
                                                                      22,514,987
                                                                     -----------
   U.S. Treasury Notes
      3.00%, 12/31/06(DELTA)                            10,800,000    10,650,658
      3.75%, 03/31/07(DELTA)                             1,200,000     1,192,688
      3.00%, 02/15/08(DELTA)                             5,360,000     5,219,933
      3.38%, 02/15/08(DELTA)                            13,580,000    13,339,172
      3.75%, 05/15/08(DELTA)                            24,780,000    24,522,537
      2.63%, 03/15/09(DELTA)                               480,000       456,000
      4.00%, 06/15/09(DELTA)                             3,240,000     3,218,739
      3.63%, 07/15/09(DELTA)                               200,000       196,039
      3.38%, 10/15/09(DELTA)                             1,400,000     1,357,181
      3.50%, 12/15/09(DELTA)                             8,000,000     7,784,376
      3.63%, 01/15/10(DELTA)                             1,300,000     1,270,395
      3.50%, 02/15/10(DELTA)                             8,300,000     8,064,944
      4.00%, 04/15/10(DELTA)                             1,980,000     1,962,598
      4.25%, 08/15/13(DELTA)                               200,000       199,375
      4.00%, 02/15/14(DELTA)                             3,900,000     3,812,862
      4.75%, 05/15/14(DELTA)                               200,000       206,109
      4.25%, 08/15/14(DELTA)                             1,700,000     1,689,907
      4.25%, 11/15/14(DELTA)                             7,000,000     6,952,155
      4.13%, 05/15/15(DELTA)                            13,770,000    13,537,094
      4.25%, 08/15/15(DELTA)                             3,670,000     3,648,211
                                                                     -----------
                                                                     109,280,973
                                                                     -----------
   U.S. Treasury STRIPS
      4.42%, 02/15/14(OMEGA)(DELTA)                      2,000,000     1,388,448
      4.50%, 11/15/16(OMEGA)(DELTA)                        900,000       546,395

      4.71%, 11/15/21(OMEGA)(DELTA)                   16,480,000       7,794,579
      4.72%, 11/15/22(OMEGA)(DELTA)                   14,850,000       6,704,804
      4.71%, 08/15/24(OMEGA)                          19,700,000       8,139,843
      4.69%, 05/15/26(OMEGA)(DELTA)                    1,500,000         573,306
      4.69%, 11/15/26(OMEGA)(DELTA)                    3,600,000       1,344,212
      4.69%, 08/15/27(OMEGA)                           3,050,000       1,109,126
                                                                   -------------
                                                                      27,600,713
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $187,881,989)                                                  188,236,738
                                                                   -------------
TOTAL INVESTMENTS -- 141.5%
(Cost $1,499,323,993)                                              1,501,811,060
                                                                   -------------

                                                     NUMBER OF
                                                     CONTRACTS        VALUE
                                                     ---------   ---------------
WRITTEN OPTIONS - 0.0%
CALL SWAPTION -- 0.0%
   3-Month LIBOR, Strike Price $4.00,
   Expires 07/03/06                                   (1,380)           (44,891)
                                                                 --------------
PUT OPTION -- 0.0%
   5-Year Euro-Bobl Futures, Strike Price
   $95.63, Expires 10/14/05                              (72)            (4,455)
                                                                 --------------
PUT SWAPTION -- 0.0%
   3-Month LIBOR, Strike Price $6.00,
   Expires 07/03/06                                   (1,380)           (28,635)
                                                                 --------------
TOTAL WRITTEN OPTIONS
(Premiums received $(755,160))                                          (77,981)
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (41.5%)                   (440,736,916)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,060,996,163
                                                                 ==============

Swap agreements outstanding at September 30, 2005:

                                                                                                             UNREALIZED
                                                                              EXPIRATION      NOTIONAL      APPRECIATION
DESCRIPTION                                                                      DATE          VALUE       (DEPRECIATION)
-----------                                                                   ----------   -------------   --------------
BRITISH POUNDS
Receive fixed rate payments of 5.00% and pay variable rate payments
 on the six month LIBOR floating rate (f)                                      09/15/10        4,100,000    $   147,290
Receive fixed rate payments of 5.00% and pay variable rate payments
 on the six month LIBOR floating rate (d)                                      09/15/10        2,500,000         89,811
Receive fixed rate payments of 5.00% and pay variable rate payments
 on the six month LIBOR floating rate (f)                                      09/15/15        2,500,000        140,709
Receive variable rate payments on the six month LIBOR floating rate
 and pay fixed rate payments of 5.00% (f)                                      12/16/19       (9,100,000)      (208,192)
Receive variable rate payments on the six month LIBOR floating rate
 and pay fixed rate payments of 5.00% (i)                                      06/18/34         (100,000)       (10,226)
                                                                                                            -----------
                                                                                                                159,392
                                                                                                            -----------

EUROS
Receive variable rate payments on the six month LIBOR floating rate
 and pay fixed rate payments of 5.50% (e)                                      12/15/31       (1,900,000)      (681,394)
                                                                                                            -----------

JAPANESE YEN
Receive variable rate payments on the six month LIBOR floating rate
 and pay fixed rate payments of 1.50% (h)                                      06/15/15     (210,000,000)        19,207
Receive variable rate payments on the six month LIBOR floating rate
 and pay fixed rate payments of 1.50% (d)                                      06/15/15      (80,000,000)         7,317
                                                                                                            -----------
                                                                                                                 26,524
                                                                                                            -----------

U.S. DOLLARS
Receive fixed rate payments of 0.58% and pay floating par in event of
 default on Russian Federation, 5.00% due 03/31/30 (c)                         06/20/06    $     100,000            205
Receive fixed rate payments of 0.61% and pay floating par in event of

 default on Russian Federation, 5.00% due 03/31/30 (h)                         03/20/07        1,300,000          5,197
Receive fixed rate payments of 0.77% and pay floating par in event of
 default on Russian Federation, 5.00% due 03/31/30 (g)                         05/20/07          100,000            687
Receive floating par in event of default on Republic of Philippines,
 8.25% due 01/15/14 and pay fixed rate payments of 2.47% (e)                   09/20/08       (1,000,000)        (6,956)
Receive floating par in event of default on Radioshack Corporation,
 7.38% due 05/15/11 and pay fixed rate payments of 0.37% (b)                   12/20/08         (300,000)         1,171
Receive floating par in event of default on Emerson Electric Co.,
 4.63% due 10/15/12 and pay fixed rate payments of 0.22% (c)                   12/20/08         (300,000)          (455)
Receive floating par in event of default on Devon Financing Corporation,
 6.88% due 09/30/11 and pay fixed rate payments of 0.35% (h)                   12/20/08         (500,000)        (2,118)
Receive floating par in event of default on Anadarko Petroleum Corporation,
 5.00% due 10/01/12 and pay fixed rate payments of 0.27% (h)                   12/20/08         (300,000)          (274)
Receive floating par in event of default on Carnival Corporation,
 6.15% due 04/15/08 and pay fixed rate payments of 0.44% (b)                   12/20/08         (300,000)        (2,359)
Receive floating par in event of default on Countrywide Home Loan,
 6.25% due 04/15/09 and pay fixed rate payments of 0.42% (c)                   12/20/08         (300,000)          (726)
Receive floating par in event of default on Occidental Petroleum,
 6.75% due 01/15/12 and pay fixed rate payments of 0.28% (h)                   12/20/08         (300,000)        (1,272)
Receive floating par in event of default on Kroger Co.,
 6.75% due 04/15/12 and pay fixed rate payments of 0.53% (c)                   12/20/08         (300,000)        (1,541)
Receive floating par in event of default on Republic of Turkey,
 11.88% due 01/15/30 and pay fixed rate payments of 2.70% (c)                  09/20/10         (800,000)       (21,966)
Receive floating par in event of default on Republic of Turkey,
 11.88% due 01/15/30 and pay fixed rate payments of 2.25% (c)                  09/20/10       (1,000,000)        (8,104)
Receive fixed rate payments of 4.00% and pay variable rate payments
 on the three month LIBOR floating rate (j)                                    12/15/10       13,800,000       (415,364)
Receive fixed rate payments of 4.00% and pay variable rate payments
 on the three month LIBOR floating rate (c)                                    12/15/10       26,200,000       (788,589)
Receive variable rate payments on the three month LIBOR floating rate
 and pay fixed rate payments of 5.00% (d)                                      12/15/12      (29,800,000)      (455,369)
Receive fixed rate payments of 5.00% and pay variable rate payments
 on the three month LIBOR floating rate (e)                                    12/15/15        4,900,000         71,622
                                                                                                            -----------
                                                                                                             (1,626,211)
                                                                                                            -----------
                                                                                                            $(2,121,689)
                                                                                                            ===========

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                          PAR          VALUE
------------------                                     ------------   ----------
AGENCY OBLIGATIONS - 1.7%
   Federal National Mortgage Association
      5.25%, 01/15/09(DELTA)                           $    250,000   $  255,964
      2.29%, 02/19/09 (G)                                 2,500,000    1,465,749
      5.50%, 03/15/11(DELTA)                              6,000,000    6,274,260
                                                                      ----------
TOTAL AGENCY OBLIGATIONS
(Cost $7,743,573)                                                      7,995,973
                                                                      ----------

ASSET-BACKED SECURITY - 0.4%
   Community Program Loan Trust
      4.50%, 04/01/29
(Cost $1,663,343)                                         1,950,000    1,825,437
                                                                      ----------

CORPORATE BONDS - 15.6%
   Agilysys, Inc.
      9.50%, 08/01/06                                       500,000      513,907
   AK Steel Corporation
      7.75%, 06/15/12(DELTA)                                250,000      231,875
   Albertson's, Inc.
      6.63%, 06/01/28                                        45,000       36,024
      7.45%, 08/01/29                                       615,000      531,853
      8.00%, 05/01/31                                        65,000       59,341
   American Airlines, Inc.
      6.98%, 04/01/11(DELTA)                                 59,889       60,695
      8.61%, 10/01/11(DELTA)                                850,000      796,061
   Arrow Electronics, Inc.
      6.88%, 07/01/13                                       250,000      269,077
   ASIF Global Financing XXVII
      2.38%, 02/26/09 144A (G)                            6,700,000    3,924,033
   Atlas Air, Inc.
      7.20%, 01/02/19                                       411,718      409,422
   Barclays Financial LLC
      4.16%, 02/22/10 (T)                                25,000,000      573,151
      4.10%, 03/22/10 (T)                                30,000,000      685,370
      4.06%, 09/16/10 144A (W)                          730,000,000      684,549
   Bausch & Lomb, Inc.
      7.13%, 08/01/28(DELTA)                              1,500,000    1,620,860
   Borden, Inc.
      7.88%, 02/15/23                                     1,200,000      966,000
   Chesapeake Energy Corporation
      6.88%, 01/15/16(DELTA)                                930,000      957,900
      6.50%, 08/15/17 144A                                   45,000       46,013
   CIT Group, Inc.
      5.50%, 12/01/14 (U)                                   600,000    1,086,261
   Comcast Corporation
      5.50%, 03/15/11                                       500,000      510,125
   Commonwealth Edison Co.
      4.75%, 12/01/11@                                      470,000      456,914
   Constellation Energy Group, Inc.
      4.55%, 06/15/15                                       750,000      705,939

   Continental Airlines, Inc.
      6.65%, 09/15/19                                     2,258,410    2,184,358
      6.70%, 06/15/21(DELTA)                                403,287      383,404
   Corning, Inc.
      6.20%, 03/15/16                                       230,000      237,031
   Cox Communications, Inc.
      6.75%, 03/15/11(DELTA)                                250,000      267,145
   Cummins, Inc.
      7.13%, 03/01/28                                       425,000      433,500
   Dana Corporation
      6.50%, 03/01/09(DELTA)                                250,000      229,422
   Delphi Corporation
      7.13%, 05/01/29(DELTA)                              2,500,000    1,612,500
   Devon Energy Corporation
      4.95%, 08/15/08 CONV                                  963,000    1,189,305
   Dillard's, Inc.
      7.75%, 07/15/26                                       890,000      867,750
      7.00%, 12/01/28                                       500,000      462,500
   El Paso Corporation
      7.00%, 05/15/11(DELTA)                                400,000      401,000
   EOP Operating LP
      7.25%, 06/15/28                                       500,000      565,749
   First Industrial LP
      7.60%, 07/15/28                                     1,000,000    1,147,875
   Foot Locker, Inc.
      8.50%, 01/15/22                                     1,000,000    1,092,500
   Ford Motor Co.
      6.63%, 10/01/28                                     1,500,000    1,091,250
      6.38%, 02/01/29                                     1,500,000    1,083,750
   General Motors Acceptance Corporation
      6.88%, 08/28/12(DELTA)                                250,000      224,036
   Georgia-Pacific Corporation
      7.75%, 11/15/29                                     2,950,000    3,178,624
   HCA, Inc.
      6.30%, 10/01/12                                     1,500,000    1,498,472
      7.58%, 09/15/25(DELTA)                              1,000,000      995,912
      7.05%, 12/01/27(DELTA)                                500,000      474,756
   Health Care Property Investors, Inc.
      6.00%, 03/01/15                                     1,500,000    1,546,759
   Highwoods Properties, Inc.
      7.50%, 04/15/18                                     1,500,000    1,650,671
   HSBC Bank USA NA
      3.31%, 08/25/10 144A                                  700,000      708,960
   IMC Global, Inc.
      7.38%, 08/01/18                                       500,000      515,625
      7.30%, 01/15/28                                       690,000      712,425
   International Paper Co.
      6.88%, 11/01/23                                       300,000      316,935
   iStar Financial, Inc.
      5.70%, 03/01/14                                     1,171,000    1,174,035
   Kinder Morgan, Inc.
      7.25%, 03/01/28(DELTA)                                500,000      572,104
   MidAmerican Energy Holdings Co.
      5.88%, 10/01/12                                     1,000,000    1,044,899
   Motorola, Inc.
      5.80%, 10/15/08                                       500,000      515,361
      7.63%, 11/15/10(DELTA)                                500,000      566,482
      6.50%, 11/15/28(DELTA)                                500,000      550,717
   NiSource Finance Corporation
      6.15%, 03/01/13                                     1,000,000    1,060,500
   Northern Telecom Capital
      7.88%, 06/15/26(DELTA)                                450,000      443,250
   Pemex Project Funding Master Trust
      8.63%, 02/01/22                                     1,000,000    1,224,999
      8.63%, 12/01/23 144A                                1,000,000    1,222,500
   Pioneer Natural Resources Co.

      7.20%, 01/15/28                                     2,500,000    2,644,722
   Preston Corporation
      7.00%, 05/01/11 CONV                                  250,000      234,375
   Pulte Homes, Inc.
      7.30%, 10/24/05                                     1,000,000    1,001,269
      7.88%, 06/15/32                                     1,500,000    1,727,203
      6.38%, 05/15/33                                     1,000,000      956,860
   Qwest Corporation
      7.25%, 09/15/25                                     1,000,000      937,500
      6.88%, 09/15/33                                     2,250,000    1,963,125
   Raytheon Co.
      6.40%, 12/15/18(DELTA)                              2,600,000    2,878,339
      7.20%, 08/15/27                                       250,000      299,604
      7.00%, 11/01/28                                       750,000      881,451
   Southern Natural Gas Co.
      7.35%, 02/15/31(DELTA)                              1,750,000    1,795,302
   Sprint Capital Corporation
      6.88%, 11/15/28                                     3,450,000    3,822,647
   Swift Energy Co.
      7.63%, 07/15/11                                       150,000      155,250
   Tennessee Gas Pipeline Co.
      7.00%, 10/15/28                                       750,000      747,884
   Union Pacific Resources Group
      7.15%, 05/15/28                                       250,000      290,972
   Weyerhaeuser Co.
      7.13%, 07/15/23                                       500,000      553,061
      7.38%, 03/15/32(DELTA)                                250,000      283,683
   Williams Cos., Inc.
      7.50%, 01/15/31                                     1,250,000    1,334,375
   Xerox Capital Trust I
      8.00%, 02/01/27(DELTA)                              1,500,000    1,563,750
                                                                      ----------
TOTAL CORPORATE BONDS
(Cost $67,450,615)                                                    72,643,803
                                                                      ----------

FOREIGN BONDS - 11.9%
BRAZIL -- 1.0%
   Federal Republic of Brazil
      8.25%, 01/20/34(DELTA)                              4,750,000    4,785,625
                                                                      ----------

CANADA -- 4.7%
   British Columbia Generic Residual
      4.33%, 06/09/14 STRIP (C)(OMEGA)                   10,230,000    6,090,481
   Canada Generic Residual
      4.38%, 06/01/25 STRIP (C)(OMEGA)                    4,110,000    1,501,838
   Canadian Government
      4.50%, 09/01/07 (C)                                 5,075,000    4,461,111
   Macmillan Bloedel, Ltd.
      7.70%, 02/15/26                                       500,000      573,714
   Ontario Generic Residual
      4.89%, 07/13/22 STRIP (C)(OMEGA)                    3,900,000    1,518,913
      4.89%, 03/08/29 STRIP (C)(OMEGA)                    7,000,000    1,961,204
   Saskatchewan Residual
      4.45%, 04/10/14 STRIP (C)(OMEGA)                    7,500,000    4,412,904
      4.94%, 02/04/22 STRIP (C)(OMEGA)                    3,000,000    1,201,548
                                                                      ----------
                                                                      21,721,713
                                                                      ----------

CAYMAN ISLANDS -- 0.2%
   Enersis SA
      7.40%, 12/01/16                                       625,000      667,631
   Vale Overseas, Ltd.
      8.25%, 01/17/34(DELTA)                                100,000      113,250
                                                                      ----------
                                                                         780,881
                                                                      ----------

EGYPT -- 2.3%
   Egypt Government AID Bonds
      4.45%, 09/15/15                                    10,915,000   10,772,428
                                                                      ----------

MALAYSIA -- 0.1%

   Telekom Malaysia BHD
      7.88%, 08/01/25 144A                                  225,000      279,889
                                                                      ----------

MEXICO -- 0.6%
   Mexican Bonos
      9.00%, 12/20/12 (M)                                23,000,000    2,192,879
      8.00%, 12/07/23 (M)                                 7,000,000      603,809
                                                                      ----------
                                                                       2,796,688
                                                                      ----------

PHILIPPINES -- 0.2%
   Philippine Long Distance Telephone Co.
      8.35%, 03/06/17                                       500,000      519,375
   Quezon Power (Philippines), Ltd.
      8.86%, 06/15/17                                       446,250      437,325
                                                                      ----------
                                                                         956,700
                                                                      ----------

SUPRANATIONAL -- 2.2%
   Inter-American Development Bank
     15.19%, 05/11/09 (B)(OMEGA)                          7,500,000    1,979,755
      6.00%, 12/15/17 (Z)(DELTA)                         12,250,000    8,379,221
                                                                      ----------
                                                                      10,358,976
                                                                      ----------

SWEDEN -- 0.4%
   Swedish Government
      6.50%, 05/05/08 (K)                                14,640,000    2,081,543
                                                                      ----------

VENEZUELA -- 0.2%
   Cerro Negro Finance, Ltd.
      7.90%, 12/01/20 144A                                  500,000      478,750
   Petrozuata Finance, Inc.
      8.37%, 10/01/22 144A                                  450,000      414,000
                                                                      ----------
                                                                         892,750
                                                                      ----------
TOTAL FOREIGN BONDS
(Cost $45,893,920)                                                    55,427,193
                                                                      ----------

MORTGAGE-BACKED SECURITIES - 0.3%
   Federal Home Loan Mortgage Corporation
      5.00%, 12/01/31                                       244,408      239,943
   Federal National Mortgage Association
      5.00%, 07/25/23                                     1,336,655    1,337,763
                                                                      ----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $1,418,038)                                                   1,577,706
                                                                      ----------

MUNICIPAL BONDS - 12.6%
   Chicago, Illinois Board of Education, General
      Obligation Bond (FGIC Insured)
      4.75%, 12/01/22)(OMEGA)                            10,700,000    4,871,067
      4.78%, 12/01/23)(OMEGA)                             5,130,000    2,214,929
   Chicago, Illinois Wastewater Transmission, Series A
      Revenue Bond (MBIA Insured)
      4.71%, 01/01/22)(OMEGA)                             5,000,000    2,373,950
   Clark County, Washington School District, Series C
      General Obligation Bond (FGIC SCH BD GTY
      Insured)
      4.61%, 12/01/19(OMEGA)                              3,600,000    1,906,848
   Clovis, California Unified School District,
      Series A General Obligation Bond (FGIC Insured)
      4.85%, 08/01/25(OMEGA)                              9,775,000    3,832,289
   Cook County, Illinois Community Consolidated School
      District, General Obligation Bond (FGIC Insured)
      4.61%, 12/01/19(OMEGA)                              3,890,000    2,071,892
   Coppell, Texas Independent School District, General
      Obligation Bond (PSF-GTD Insured)

      4.78%, 08/15/23(OMEGA)                            2,195,000        960,708
   De Soto, Texas Independent School District,
      General Obligation Bond (PSF-GTD Insured)
      4.54%, 08/15/18(OMEGA)                            2,275,000      1,283,578
      4.59%, 08/15/19(OMEGA)                            2,590,000      1,388,240
   Galveston County, Texas, General Obliagation
      Bond (FGIC Insured)
      4.87%, 02/01/26(OMEGA)                            2,500,000        953,475
   Granbury, Texas Independent School District,
      General Obligation Bond (PSF-GTD Insured)
      4.64%, 08/01/20(OMEGA)                            1,000,000        509,620
   Houston, Texas Water & Sewer System,
      Series JR-A Revenue Bond (FSA Insured)
      4.81%, 12/01/24(OMEGA)                            2,810,000      1,160,558
      4.66%, 12/01/24(OMEGA)                            7,190,000      2,925,395
   Indianapolis, Indiana Local Public Improvement
      Bond Bank, Series E Revenue Bond
      (AMBAC Insured)
      4.71%, 02/01/22(OMEGA)                            2,550,000      1,229,432
   Massachusetts Bay Transportation Authority,
      Massachusetts, Series A Revenue Bond
      4.21%, 07/01/25(OMEGA)                            6,000,000      6,605,280
   McKeesport, Pennsylvania Area School District,
      Series C General Obligation Bond
      (AMBAC Insured)
      4.90%, 10/01/26(OMEGA)                            2,090,000        772,276
   Metropolitan Pier & Exposition Authority,
      Illinois Dedicated State Tax, Series A Revnue
      Bond (MBIA Insured)
      4.75%, 12/15/22(OMEGA)                           16,225,000      7,498,059
   Rocklin, California Unified School District,
      General Obligation Bond (FGIC Insured)
      4.80%, 08/01/24(OMEGA)                            2,375,000        983,369
   San Jose, California Unified School District,
      Santa Clara County, Series A General Obligation
      Bond (FGIC Insured)
      4.54%, 08/01/18(OMEGA)                            2,055,000      1,164,363
   San Mateo, California Unified High School
      District, Series C General Obligation Bond
      (FGIC Insured)
      4.97%, 09/01/28(OMEGA)                            4,000,000      1,308,000
   Union Elementary School District, California,
      Series A General Obligation Bond (FGIC Insured)
      4.60%, 09/01/19(OMEGA)                            1,750,000        932,330
   Washington State, Motor Vehicle Fuel Tax,
      Series 03-C General Obligation Bond (MBIA
      Insured)
      4.77%, 06/01/23(OMEGA)                           10,000,000      4,350,500
   Will County, Illinois Community United School
      District No. 365, General Obligation Bond
      (FSA Insured)
      4.78%, 11/01/23(OMEGA)                           17,825,000      7,725,889
                                                                      ----------
TOTAL MUNICIPAL BONDS
(Cost $53,830,323)                                                    59,022,047
                                                                      ----------

                                                         SHARES
                                                      -----------
PREFERRED STOCK - 0.2%
   Travelers Property Casualty Corporation 4.50%,
   04/15/32 CONV
(Cost $989,021)                                            44,125      1,061,648
                                                                      ----------

MONEY MARKET FUNDS - 35.4%

   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                            10,488,605    10,488,605
   Northern Institutional Liquid
      Assets Portfolio Section                        154,743,073   154,743,073
                                                                    -----------
TOTAL MONEY MARKET FUNDS
(Cost $165,231,678)                                                 165,231,678
                                                                    -----------

                                                        PAR
                                                    -----------
U.S. TREASURY OBLIGATIONS - 54.6%
   U.S. Treasury Bonds
      7.25%, 05/15/16(DELTA)                        $ 2,460,000       3,043,962
      8.13%, 08/15/19(DELTA)                         16,650,000      22,737,007
      8.00%, 11/15/21(DELTA)                         98,462,000     136,331,470
      6.38%, 08/15/27(DELTA)                         21,500,000      26,649,938
      5.50%, 08/15/28(DELTA)                         51,225,000      57,572,136
                                                                  -------------
                                                                    246,334,513
                                                                  -------------
   U.S. Treasury Notes
      3.63%, 04/30/07(DELTA)                          4,250,000       4,215,473
      3.63%, 06/30/07                                 3,000,000       2,972,346
      3.00%, 02/15/08(DELTA)                            505,000         491,803
      2.63%, 05/15/08(DELTA)                            495,000         476,167
                                                                  -------------
                                                                      8,155,789
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $248,143,069)                                                 254,490,302
                                                                  -------------
TOTAL INVESTMENTS -- 132.7%
(Cost $592,363,580)                                                 619,275,787
LIABILITIES IN EXCESS OF OTHER ASSETS -- (32.7%)                   (152,582,216)
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 466,693,571
                                                                  =============

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                          SHARES      VALUE
------------------                                          ------   -----------
COMMON STOCK - 98.0%
AUTO & TRANSPORTATION - 2.4%
   Burlington Northern Santa Fe Corporation                 16,700   $   998,660
   Cooper Tire & Rubber Co.(DELTA)                           3,100        47,337
   CSX Corporation                                           9,200       427,616
   Dana Corporation(DELTA)                                   6,200        58,342
   Delphi Corporation                                       23,400        64,584
   FedEx Corporation                                        12,800     1,115,264
   Ford Motor Co.(DELTA)                                    78,827       777,234
   General Motors Corporation(DELTA)                        24,400       746,884
   Genuine Parts Co.                                         7,300       313,170
   Goodyear Tire & Rubber Co. (The)*(DELTA)                  7,500       116,925
   Harley-Davidson, Inc.(DELTA)                             12,300       595,812
   Navistar International Corporation*(DELTA)                2,900        94,047
   Norfolk Southern Corporation                             17,000       689,520
   PACCAR, Inc.                                              7,375       500,689
   Southwest Airlines Co.                                   31,200       463,320
   Union Pacific Corporation                                11,900       853,230
   United Parcel Service, Inc. Class B                      48,300     3,338,979
   Visteon Corporation(DELTA)                                5,418        52,988
                                                                     -----------
                                                                      11,254,601
                                                                     -----------

CONSUMER DISCRETIONARY - 11.3%
   Alberto-Culver Co.                                        3,750       167,813
   Allied Waste Industries, Inc.*(DELTA)                    11,200        94,640
   Apollo Group, Inc. Class A*                               6,621       439,568
   AutoNation, Inc.*                                         8,900       177,733
   AutoZone, Inc.*(DELTA)                                    2,600       216,450
   Avon Products, Inc.                                      20,600       556,200
   Bed Bath & Beyond, Inc.*                                 12,600       506,268
   Best Buy Co., Inc.                                       17,925       780,275
   Big Lots, Inc.*(DELTA)                                    4,800        52,752
   Black & Decker Corporation                                3,300       270,897
   Carnival Corporation                                     19,200       959,616
   Cendant Corporation                                      44,400       916,416
   Cintas Corporation                                        6,400       262,720
   Circuit City Stores, Inc.(DELTA)                          8,300       142,428
   Clear Channel Communications, Inc.                       22,800       749,892
   Coach, Inc.*                                             16,000       501,760
   Convergys Corporation*                                    6,000        86,220
   Costco Wholesale Corporation                             21,100       909,199
   Darden Restaurants, Inc.                                  6,250       189,813
   Dillard's, Inc. Class A(DELTA)                            3,500        73,080
   Dollar General Corporation                               13,600       249,424
   Donnelley (R.R.) & Sons Co.                               9,100       337,337
   Eastman Kodak Co.(DELTA)                                 13,000       316,290
   eBay, Inc.*                                              48,400     1,994,080
   Electronic Arts, Inc.*                                   13,100       745,259
   Family Dollar Stores, Inc.                                7,000       139,090
   Federated Department Stores, Inc.                        11,756       786,124
   Fisher Scientific International, Inc.*(DELTA)             5,000       310,250
   Gannett Co., Inc.                                        10,600       729,598
   Gap, Inc. (The)                                          25,100       437,493
   Gillette Co. (The)                                       39,700     2,310,540
   Hasbro, Inc.                                              7,400       145,410
   Hilton Hotels Corporation                                14,200       316,944
   Home Depot, Inc. (The)                                   93,250     3,556,555
   International Flavors & Fragrances, Inc.                  3,900       138,996
   Interpublic Group Cos., Inc.*(DELTA)                     17,500       203,700

   Jones Apparel Group, Inc.(DELTA)                          5,100       145,350
   Kimberly-Clark Corporation                               20,600     1,226,318
   Knight-Ridder, Inc.(DELTA)                                3,000       176,040
   Kohl's Corporation*                                      14,600       732,628
   Leggett & Platt, Inc.                                     8,000       161,600
   Limited Brands                                           15,500       316,665
   Liz Claiborne, Inc.                                       4,608       181,187
   Lowe's Cos., Inc.                                        33,500     2,157,400
   Marriott International, Inc. Class A                      7,400       466,200
   Mattel, Inc.                                             17,400       290,232
   Maytag Corporation                                        3,300        60,258
   McDonald's Corporation                                   54,400     1,821,856
   McGraw-Hill Co., Inc. (The)                              15,800       759,032
   Meredith Corporation                                      1,900        94,791
   Monster Worldwide, Inc.*(DELTA)                           5,200       159,692
   New York Times Co. Class A(DELTA)                         6,000       178,500
   Newell Rubbermaid, Inc.(DELTA)                           11,500       260,475
   Nike, Inc. Class B                                        8,300       677,944
   Nordstrom, Inc.                                           9,600       329,472
   Office Depot, Inc.*                                      13,400       397,980
   OfficeMax, Inc.(DELTA)                                    3,000        95,010
   Omnicom Group, Inc.(DELTA)                                7,800       652,314
   Penney (JC) Co., Inc.                                    11,200       531,104
   RadioShack Corporation                                    6,400       158,720
   Reebok International, Ltd.(DELTA)                         2,300       130,111
   Robert Half International, Inc.                           6,800       242,012
   Sabre Holdings Corporation(DELTA)                         5,800       117,624
   Sears Holdings Corporation*(DELTA)                        4,289       533,637
   Snap-On, Inc.(DELTA)                                      2,400        86,688
   Stanley Works (The)                                       3,200       149,376
   Staples, Inc.                                            31,200       665,184
   Starbucks Corporation*                                   16,700       836,670
   Starwood Hotels & Resorts Worldwide, Inc.(DELTA)          9,400       537,398
   Target Corporation                                       37,900     1,968,147
   Tiffany & Co.(DELTA)                                      6,100       242,597
   Time Warner, Inc.                                       201,900     3,656,409
   TJX Cos., Inc.(DELTA)                                    20,000       409,600
   Tribune Co.(DELTA)                                       12,600       427,014
   Univision Communications, Inc. Class A*(DELTA)           10,800       286,524
   VF Corporation                                            4,200       243,474
   Wal-Mart Stores, Inc.                                   108,400     4,750,087
   Walt Disney Co. (The)                                    86,400     2,084,832
   Waste Management, Inc.                                   24,300       695,223
   Wendy's International, Inc.                               4,800       216,720
   Whirlpool Corporation                                     3,100       234,887
   Yahoo!, Inc.*                                            54,700     1,851,048
   Yum! Brands, Inc.                                        12,100       585,761
                                                                      ----------
                                                                      53,752,621
                                                                      ----------

CONSUMER STAPLES - 5.6%
   Albertson's, Inc.(DELTA)                                 16,200       415,530
   Campbell Soup Co.                                         9,100       270,725
   Clorox Co.(DELTA)                                         6,400       355,456
   Coca-Cola Co. (The)                                      89,900     3,882,781
   Coca-Cola Enterprises, Inc.(DELTA)                       14,400       280,800
   Colgate-Palmolive Co.                                    22,100     1,166,659
   ConAgra Foods, Inc.                                      22,000       544,500
   CVS Corporation                                          34,500     1,000,845
   General Mills, Inc.(DELTA)                               15,200       732,640
   Heinz (H.J.) Co.                                         14,700       537,138
   Hershey Co. (The)                                         8,400       473,004
   Kellogg Co.                                              11,100       512,043
   Kroger Co.*                                              31,000       638,290
   McCormick & Co., Inc.                                     5,700       185,991
   Pepsi Bottling Group, Inc.                                7,000       199,850
   PepsiCo, Inc.                                            71,740     4,068,375

   Procter & Gamble Co.                                    109,510     6,511,465
   Safeway, Inc.                                            18,700       478,720
   Sara Lee Corporation                                     33,000       625,350
   SUPERVALU, Inc.(DELTA)                                    5,600       174,272
   SYSCO Corporation                                        26,700       837,579
   Tyson Foods, Inc. Class A                                10,700       193,135
   Walgreen Co.                                             43,700     1,898,765
   Wrigley (W.M.), Jr. Co.                                   8,300       596,604
                                                                     -----------
                                                                      26,580,517
                                                                     -----------

FINANCIAL SERVICES - 21.3%
   ACE, Ltd.                                                11,800       555,426
   AFLAC, Inc.                                              21,100       955,830
   Allstate Corporation (The)                               29,052     1,606,285
   AMBAC Financial Group, Inc.                               4,500       324,270
   American Express Co.                                     53,200     3,055,808
   American International Group, Inc.                      111,992     6,939,024
   AmSouth Bancorporation                                   14,700       371,322
   AON Corporation(DELTA)                                   13,700       439,496
   Apartment Investment & Management Co. Class A
      REIT                                                   4,100       158,998
   Archstone-Smith Trust REIT                                8,400       334,908
   Automatic Data Processing, Inc.                          24,500     1,054,480
   Bank of America Corporation                             174,740     7,356,553
   Bank of New York Co., Inc. (The)                         32,500       955,825
   BB&T Corporation                                         23,700       925,485
   Bear Stearns Cos., Inc. (The)(DELTA)                      4,710       516,923
   Block (H&R), Inc.                                        13,800       330,924
   Capital One Financial Corporation(DELTA)                 12,300       978,096
   Chubb Corporation                                         8,200       734,310
   CIGNA Corporation                                         5,700       671,802
   Cincinnati Financial Corporation(DELTA)                   7,386       309,400
   CIT Group, Inc.                                           8,900       402,102
   Citigroup, Inc.                                         224,630    10,225,157
   Comerica, Inc.                                            7,200       424,080
   Compass Bancshares, Inc.(DELTA)                           4,700       215,401
   Countrywide Financial Corporation                        25,408       837,956
   Dow Jones & Co., Inc.(DELTA)                              2,954       112,813
   E*TRADE Financial Corporation*                           15,300       269,280
   Equifax, Inc.                                             5,700       199,158
   Equity Office Properties Trust REIT(DELTA)               18,200       595,322
   Equity Residential Properties Trust REIT                 11,900       450,415
   Fannie Mae                                               42,300     1,895,886
   Federated Investors, Inc. Class B(DELTA)                  4,500       149,535
   Fifth Third Bancorp(DELTA)                               23,294       855,589
   First Data Corporation                                   34,017     1,360,680
   First Horizon National Corporation(DELTA)                 5,200       189,020
   Fiserv, Inc.*(DELTA)                                      8,200       376,134
   Franklin Resources, Inc.                                  6,900       579,324
   Freddie Mac                                              30,300     1,710,738
   Golden West Financial Corporation                        11,700       694,863
   Goldman Sachs Group, Inc.                                19,900     2,419,442
   Hartford Financial Services Group, Inc.                  13,300     1,026,361
   Huntington Bancshares, Inc.                               9,600       215,712
   Janus Capital Group, Inc.(DELTA)                         10,000       144,500
   Jefferson-Pilot Corporation                               5,700       291,669
   JPMorgan Chase & Co.                                    153,030     5,192,308
   KeyCorp                                                  17,200       554,700
   Lehman Brothers Holdings, Inc.                           11,500     1,339,520
   Lincoln National Corporation                              7,300       379,746
   Loews Corporation                                         5,900       545,219
   M & T Bank Corporation                                    3,900       412,269
   Marsh & McLennan Cos., Inc.                              23,200       705,048
   Marshall & Ilsley Corporation(DELTA)                      9,300       404,643
   MBIA, Inc.(DELTA)                                         5,900       357,658
   MBNA Corporation                                         55,050     1,356,432


   Mellon Financial Corporation(DELTA)                      17,800       569,066
   Merrill Lynch & Co., Inc.                                39,880     2,446,638
   MetLife, Inc.                                            32,300     1,609,509
   MGIC Investment Corporation                               4,100       263,220
   Moody's Corporation                                      11,500       587,420
   Morgan Stanley                                           46,700     2,518,998
   National City Corporation                                25,800       862,752
   North Fork Bancorporation, Inc.                          20,350       518,925
   Northern Trust Corporation                                8,100       409,455
   Paychex, Inc.                                            15,100       559,908
   Plum Creek Timber Co., Inc. REIT(DELTA)                   7,700       291,907
   PNC Financial Services Group, Inc.                       12,000       696,240
   Principal Financial Group                                12,900       611,073
   Progressive Corporation (The)                             8,399       879,963
   Prologis Trust REIT                                      10,500       465,255
   Providian Financial Corporation*                         13,100       231,608
   Prudential Financial, Inc.                               22,600     1,526,856
   Public Storage, Inc. REIT                                 4,200       281,400
   Regions Financial Corporation                            20,308       631,985
   Ryder System, Inc.                                        2,700        92,394
   Safeco Corporation                                        5,600       298,928
   Schwab (Charles) Corporation (The)                       46,450       670,274
   Simon Property Group, Inc. REIT                           8,400       622,608
   SLM Corporation                                          17,900       960,156
   Sovereign Bancorp, Inc.(DELTA)                           14,900       328,396
   St. Paul Travelers Cos., Inc.                            29,856     1,339,639
   State Street Corporation                                 14,000       684,880
   SunTrust Banks, Inc.                                     15,300     1,062,585
   Synovus Financial Corporation                            12,700       352,044
   T Rowe Price Group, Inc.                                  5,300       346,090
   Torchmark Corporation                                     4,600       243,018
   UnumProvident Corporation(DELTA)                         12,400       254,200
   US Bancorp                                               78,100     2,193,048
   Vornado Realty Trust REIT                                 5,000       433,100
   Wachovia Corporation                                     68,982     3,282,853
   Washington Mutual, Inc.(DELTA)                           38,700     1,517,814
   Wells Fargo & Co.                                        73,630     4,312,509
   XL Capital, Ltd. Class A                                  6,300       428,589
   Zions Bancorporation(DELTA)                               3,700       263,477
                                                                     -----------
                                                                     101,112,625
                                                                     -----------

HEALTHCARE - 13.1%
   Abbott Laboratories                                      67,900     2,878,960
   Aetna, Inc.                                              12,800     1,102,592
   Allergan, Inc.                                            5,500       503,910
   AmerisourceBergen Corporation                             4,472       345,686
   Amgen, Inc.*                                             53,228     4,240,675
   Bard (C.R.), Inc.                                         4,400       290,532
   Bausch & Lomb, Inc.(DELTA)                                2,200       177,496
   Baxter International, Inc.                               26,400     1,052,568
   Becton Dickinson & Co.                                   10,600       555,758
   Biogen Idec, Inc.*                                       14,730       581,540
   Biomet, Inc.(DELTA)                                      11,300       392,223
   Boston Scientific Corporation*                           26,300       614,631
   Bristol-Myers Squibb Co.                                 85,800     2,064,348
   Cardinal Health, Inc.(DELTA)                             18,200     1,154,608
   Caremark Rx, Inc.*                                       19,400       968,642
   Chiron Corporation*                                       5,200       226,824
   Conventry Health Care, Inc.*                              4,420       380,208
   Eli Lilly & Co.                                          49,400     2,643,888
   Express Scripts, Inc.*                                    6,400       398,080
   Forest Laboratories, Inc.*(DELTA)                        15,000       584,550
   Genzyme Corporation*                                     11,300       809,532
   Gilead Sciences, Inc.*                                   19,400       945,944
   Guidant Corporation                                      14,300       985,127
   HCA, Inc.(DELTA)                                         19,500       934,440

   Health Management Associates, Inc. Class A(DELTA)        10,200       239,394
   Hospira, Inc*                                             6,550       268,354
   Humana, Inc.*                                             7,300       349,524
   IMS Health, Inc.                                          9,800       246,666
   Johnson & Johnson                                       129,290     8,181,470
   King Pharmaceuticals, Inc.*                              10,100       155,338
   Laboratory Corporation of America Holdings*               5,900       287,389
   Manor Care, Inc.(DELTA)                                   3,700       142,117
   McKesson Corporation                                     12,900       612,105
   Medco Health Solutions, Inc.*                            13,476       738,889
   Medimmune, Inc.*                                         10,400       349,960
   Medtronic, Inc.                                          53,000     2,841,860
   Merck & Co., Inc.                                        95,700     2,603,997
   Millipore Corporation*                                    2,100       132,069
   Mylan Laboratories, Inc.(DELTA)                           9,300       179,118
   Pfizer, Inc.                                            318,383     7,950,024
   Quest Diagnostics, Inc.(DELTA)                            7,700       389,158
   Schering-Plough Corporation(DELTA)                       63,100     1,328,255
   St. Jude Medical, Inc.*                                  16,000       748,800
   Stryker Corporation                                      13,100       647,533
   Tenet Healthcare Corporation*(DELTA)                     19,450       218,424
   UnitedHealth Group, Inc.                                 54,200     3,046,040
   Watson Pharmaceuticals, Inc.*(DELTA)                      4,600       168,406
   WellPoint, Inc.*                                         26,300     1,994,066
   Wyeth                                                    57,600     2,665,152
   Zimmer Holdings, Inc.*                                   10,720       738,501
                                                                     -----------
                                                                      62,055,371
                                                                     -----------

INTEGRATED OILS - 6.6%
   Amerada Hess Corporation                                  3,600       495,000
   Chevron Corporation                                      97,041     6,281,477
   ConocoPhillips                                           60,700     4,243,537
   ExxonMobil Corporation                                  272,444    17,311,091
   Marathon Oil Corporation                                 15,992     1,102,329
   Murphy Oil Corporation                                    7,000       349,090
   Occidental Petroleum Corporation                         16,900     1,443,767
                                                                     -----------
                                                                      31,226,291
                                                                     -----------

MATERIALS & PROCESSING - 3.4%
   Air Products & Chemicals, Inc.                            9,500       523,830
   Alcoa, Inc.                                              37,000       903,540
   Allegheny Technologies, Inc.(DELTA)                       3,900       120,822
   American Standard Cos., Inc.(DELTA)                       7,900       367,745
   Archer-Daniels-Midland Co.                               27,427       676,350
   Ashland, Inc.                                             2,900       160,196
   Avery Dennison Corporation(DELTA)                         4,600       240,994
   Ball Corporation(DELTA)                                   4,592       168,710
   Bemis Co.(DELTA)                                          4,500       111,150
   Dow Chemical Co. (The)                                   41,300     1,720,972
   duPont (E.I.) de Nemours & Co.                           42,455     1,662,962
   Eastman Chemical Co.                                      3,800       178,486
   Ecolab, Inc.                                              9,100       290,563
   Engelhard Corporation                                     5,200       145,132
   Fluor Corporation(DELTA)                                  3,500       225,330
   Freeport-McMoRan Copper & Gold, Inc. Class B(DELTA)       8,100       393,579
   Georgia-Pacific Corporation                              10,700       364,442
   Hercules, Inc.*(DELTA)                                    4,600        56,212
   International Paper Co.                                  21,600       643,680
   Louisiana-Pacific Corporation                             4,500       124,605
   Masco Corporation                                        18,600       570,648
   MeadWestvaco Corporation                                  8,045       222,203
   Monsanto Co.                                             11,360       712,840
   Newmont Mining Corporation                               19,900       938,683
   Nucor Corporation(DELTA)                                  7,000       412,930
   Pactiv Corporation*                                       6,400       112,128
   Phelps Dodge Corporation                                  4,200       545,706
   PPG Industries, Inc.(DELTA)                               7,200       426,168


   Praxair, Inc.                                            13,580       650,889
   Rohm & Haas Co.                                           6,700       275,571
   Sealed Air Corporation*                                   3,500       166,110
   Sherwin-Williams Co. (The)                                5,600       246,792
   Sigma-Aldrich Corporation                                 2,900       185,774
   Temple-Inland, Inc.(DELTA)                                5,000       204,250
   United States Steel Corporation(DELTA)                    5,200       220,220
   Vulcan Materials Co.                                      4,300       319,103
   Weyerhaeuser Co.                                         10,700       735,625
                                                                     -----------
                                                                      16,024,940
                                                                     -----------

OTHER - 4.4%
   3M Co.                                                   32,700     2,398,872
   Brunswick Corporation                                     4,000       150,920
   Eaton Corporation                                         6,300       400,365
   General Electric Co.                                    458,100    15,424,227
   Honeywell International, Inc.                            36,300     1,361,250
   ITT Industries, Inc.                                      3,900       443,040
   Johnson Controls, Inc.                                    7,992       495,904
   Textron, Inc.                                             5,800       415,976
                                                                     -----------
                                                                      21,090,554
                                                                     -----------

OTHER ENERGY - 3.7%
   Anadarko Petroleum Corporation                           10,000       957,500
   Apache Corporation                                       14,148     1,064,213
   Baker Hughes, Inc.                                       14,200       847,456
   BJ Services Co.(DELTA)                                   13,600       489,464
   Burlington Resources, Inc.                               16,400     1,333,648
   Calpine Corporation*(DELTA)                              26,100        67,599
   Devon Energy Corporation                                 20,200     1,386,528
   Dynegy, Inc. Class A*(DELTA)                             14,500        68,295
   El Paso Corporation(DELTA)                               27,400       380,860
   EOG Resources, Inc.(DELTA)                               10,100       756,490
   Halliburton Co.                                          21,800     1,493,736
   Kerr-McGee Corporation                                    5,265       511,284
   Nabors Industries, Ltd.*                                  6,500       466,895
   National Oilwell Varco, Inc.*(DELTA)                      7,300       480,340
   Noble Corporation(DELTA)                                  5,600       383,376
   Rowan Cos., Inc.(DELTA)                                   5,200       184,548
   Schlumberger, Ltd.                                       25,900     2,185,442
   Sunoco, Inc.                                              5,900       461,380
   Transocean, Inc.*                                        14,300       876,733
   Valero Energy Corporation                                13,100     1,481,086
   Weatherford International, Ltd.*(DELTA)                   6,488       445,466
   Williams Cos., Inc.                                      24,200       606,210
   XTO Energy, Inc.                                         15,966       723,579
                                                                     -----------
                                                                      17,652,128
                                                                     -----------

PRODUCER DURABLES - 4.8%
   Agilent Technologies, Inc.*                              21,800       713,950
   American Power Conversion Corporation                     7,800       202,020
   Andrew Corporation*(DELTA)                                6,700        74,705
   Applied Materials, Inc.                                  71,500     1,212,640
   Boeing Co. (The)                                         35,900     2,439,405
   Caterpillar, Inc.                                        29,000     1,703,750
   Centex Corporation(DELTA)                                 5,800       374,564
   Cooper Industries, Ltd. Class A                           3,900       269,646
   Cummins, Inc.                                             1,800       158,382
   Danaher Corporation                                      10,800       581,364
   Deere & Co.                                              10,500       642,600
   Dover Corporation                                         8,500       346,715
   DR Horton, Inc.                                          12,200       441,884
   Emerson Electric Co.                                     17,500     1,256,500
   Goodrich Corporation                                      5,500       243,870
   Grainger (W.W.), Inc.(DELTA)                              3,700       232,804
   Illinois Tool Works, Inc.                                 9,600       790,368
   Ingersoll-Rand Co., Ltd. Class A                         14,600       558,158
   KB HOME                                                   3,500       256,200

   KLA-Tencor Corporation                                     8,700      424,212
   Lexmark International, Inc.*(DELTA)                        5,500      335,775
   Lockheed Martin Corporation                               16,400    1,001,056
   Molex, Inc.                                                7,150      190,762
   Northrop Grumman Corporation                              15,556      845,469
   Novellus Systems, Inc.*                                    5,900      147,972
   Pall Corporation                                           5,200      143,000
   Parker Hannifin Corporation                                5,000      321,550
   Pitney Bowes, Inc.                                         9,700      404,878
   Pulte Homes, Inc.                                          9,708      416,667
   Rockwell Collins, Inc.                                     8,100      391,392
   Tektronix, Inc.                                            3,500       88,305
   Teradyne, Inc.*                                            8,100      133,650
   Thermo Electron Corporation*                               6,710      207,339
   Tyco International, Ltd.                                  87,684    2,441,999
   United Technologies Corporation                           43,800    2,270,592
   Waters Corporation*                                        5,000      208,000
   Xerox Corporation*                                        41,800      570,570
                                                                      ----------
                                                                      23,042,713
                                                                      ----------

TECHNOLOGY - 13.9%
   ADC Telecommunications, Inc.*(DELTA)                       4,828      110,368
   Adobe Systems, Inc.                                       20,800      620,880
   Advanced Micro Devices, Inc.*(DELTA)                      17,400      438,480
   Affiliated Computer Services, Inc. Class A*(DELTA)         5,400      294,840
   Altera Corporation*                                       15,500      296,205
   Analog Devices, Inc.                                      15,700      583,098
   Apple Computer, Inc.*                                     36,200    1,940,682
   Applera Corporation-Applied Biosystems Group(DELTA)        8,400      195,216
   Applied Micro Circuits Corporation*(DELTA)                13,000       39,000
   Autodesk, Inc.                                            10,160      471,830
   Avaya, Inc.*(DELTA)                                       19,848      204,434
   BMC Software, Inc.*                                        9,300      196,230
   Broadcom Corporation Class A*(DELTA)                      12,300      576,993
   CIENA Corporation*(DELTA)                                 23,700       62,568
   Cisco Systems, Inc.*                                     277,700    4,979,161
   Citrix Systems, Inc.*                                      7,100      178,494
   Computer Associates International, Inc.(DELTA)            20,770      577,614
   Computer Sciences Corporation*                             8,000      378,480
   Compuware Corporation*                                    16,100      152,950
   Comverse Technology, Inc.*                                 8,400      220,668
   Corning, Inc.*                                            63,200    1,221,656
   Dell, Inc.*                                              103,300    3,532,860
   Electronic Data Systems Corporation                       21,900      491,436
   EMC Corporation*                                         103,200    1,335,408
   Freescale Semiconductor, Inc. Series B*(DELTA)            17,011      401,119
   Gateway, Inc.*(DELTA)                                     15,600       42,120
   General Dynamics Corporation                               8,400    1,004,220
   Hewlett-Packard Co.                                      124,602    3,638,378
   Intel Corporation                                        264,800    6,527,321
   International Business Machines Corporation               68,800    5,519,136
   Intuit, Inc.*                                              7,800      349,518
   Jabil Circuit, Inc.*                                       8,000      247,360
   JDS Uniphase Corporation*(DELTA)                          76,800      170,496
   L-3 Communications Holdings, Inc.(DELTA)                   4,900      387,443
   Linear Technology Corporation                             12,800      481,152
   LSI Logic Corporation*(DELTA)                             16,000      157,600
   Lucent Technologies, Inc.*(DELTA)                        191,976      623,922
   Maxim Integrated Products, Inc.                           13,800      588,570
   Mercury Interactive Corporation*(DELTA)                    3,500      138,600
   Micron Technology, Inc.*                                  26,600      353,780
   Microsoft Corporation                                    398,900   10,263,698
   Motorola, Inc.                                           107,200    2,368,048
   National Semiconductor Corporation(DELTA)                 15,000      394,500
   NCR Corporation*                                           7,800      248,898
   Network Appliance, Inc.*                                  16,000      379,840

   Novell, Inc.*(DELTA)                                      15,900      118,455
   Nvidia Corporation*(DELTA)                                 7,700      263,956
   Oracle Corporation*                                      164,900    2,043,111
   Parametric Technology Corporation*(DELTA)                 11,200       78,064
   PerkinElmer, Inc.                                          5,300      107,961
   PMC-Sierra, Inc.*(DELTA)                                   7,500       66,075
   QLogic Corporation*                                        3,800      129,960
   Qualcomm, Inc.                                            70,100    3,136,975
   Raytheon Co.(DELTA)                                       18,700      710,974
   Rockwell Automation, Inc.(DELTA)                           7,500      396,750
   Sanmina-SCI Corporation*                                  21,800       93,522
   Scientific-Atlanta, Inc.                                   6,400      240,064
   Siebel Systems, Inc.                                      23,200      239,656
   Solectron Corporation*                                    40,200      157,182
   Sun Microsystems, Inc.*(DELTA)                           151,000      591,920
   Symantec Corporation*                                     51,270    1,161,778
   Symbol Technologies, Inc.(DELTA)                           9,850       95,348
   Tellabs, Inc.*                                            19,600      206,192
   Texas Instruments, Inc.                                   70,700    2,396,730
   Unisys Corporation*                                       13,900       92,296
   Xilinx, Inc.                                              14,500      403,825
                                                                      ----------
                                                                      66,116,064
                                                                      ----------

UTILITIES - 7.5%
   AES Corporation (The)*                                    27,500      451,825
   Allegheny Energy, Inc.*(DELTA)                             6,600      202,752
   Alltel Corporation                                        16,200    1,054,782
   Ameren Corporation(DELTA)                                  9,200      492,108
   American Electric Power Co., Inc.                         17,800      706,660
   AT&T Corporation                                          34,085      674,883
   BellSouth Corporation                                     80,500    2,117,150
   Centerpoint Energy, Inc.(DELTA)                           12,800      190,336
   CenturyTel, Inc.(DELTA)                                    5,600      195,888
   Cinergy Corporation                                        7,800      346,398
   Citizens Communications Co.(DELTA)                        14,500      196,475
   CMS Energy Corporation*(DELTA)                             8,600      141,470
   Comcast Corporation Class A*                              95,715    2,812,107
   Consolidated Edison, Inc.(DELTA)                          10,100      490,355
   Constellation Energy Group, Inc.                           7,300      449,680
   Dominion Resources, Inc.                                  15,200    1,309,328
   DTE Energy Co.(DELTA)                                      7,300      334,778
   Duke Energy Corporation                                   41,000    1,195,970
   Edison International                                      14,500      685,560
   Entergy Corporation                                        9,352      695,041
   Exelon Corporation(DELTA)                                 29,524    1,577,763
   FirstEnergy Corporation                                   13,784      718,422
   FPL Group, Inc.                                           16,500      785,400
   KeySpan Corporation                                        7,900      290,562
   Kinder Morgan, Inc.(DELTA)                                 4,500      432,720
   Nicor, Inc.(DELTA)                                         1,800       75,654
   NiSource, Inc.                                            11,000      266,750
   Peoples Energy Corporation(DELTA)                          1,600       63,008
   PG&E Corporation                                          16,800      659,400
   Pinnacle West Capital Corporation(DELTA)                   3,800      167,504
   PPL Corporation(DELTA)                                    15,600      504,348
   Progress Energy, Inc.(DELTA)                              11,200      501,200
   Public Service Enterprise Group, Inc.                     10,600      682,216
   Qwest Communications International, Inc.*(DELTA)          70,700      289,870
   SBC Communications, Inc.                                 141,934    3,402,158
   Sempra Energy                                             10,900      512,954
   Southern Co. (The)(DELTA)                                 32,300    1,155,048
   Sprint Nextel Corporation                                126,193    3,000,870
   TECO Energy, Inc.(DELTA)                                  10,000      180,200
   TXU Corporation                                           10,600    1,196,528
   Verizon Communications, Inc.                             119,634    3,910,834
   Xcel Energy, Inc.(DELTA)                                  16,700      327,487
                                                                      ----------

                                                                     35,444,442
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $392,555,774)                                              465,352,867
                                                                   ------------

MONEY MARKET FUNDS - 8.7%
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                            9,235,182      9,235,182
   Northern Institutional Liquid Assets
      Portfolios Section                              32,321,056     32,321,057
                                                                   ------------
TOTAL MONEY MARKET FUNDS
(Cost $41,556,239)                                                   41,556,239
                                                                   ------------

                                                           PAR
                                                        --------
U.S. TREASURY OBLIGATION - 0.1%
   U.S. Treasury Bill
    3.21%, 12/01/05++++
(Cost $701,165)                                         $705,000        701,264
                                                                   ------------

TOTAL INVESTMENTS -- 106.8%
(Cost $434,813,178)                                                 507,610,370
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.8%)                     (32,206,976)
                                                                   ------------
NET ASSETS -- 100.0%                                               $475,403,394
                                                                   ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                          SHARES      VALUE
------------------                                         -------   -----------
COMMON STOCK - 96.1%
AUTO & TRANSPORTATION - 2.2%
   Alexander & Baldwin, Inc.(DELTA)                          2,400   $   127,776
   Autoliv, Inc.                                             5,400       234,900
   BorgWarner, Inc.(DELTA)                                   2,500       141,150
   Burlington Northern Santa Fe Corporation(DELTA)         205,500    12,288,899
   CSX Corporation                                          23,000     1,069,040
   Dana Corporation(DELTA)                                   8,800        82,808
   Delphi Corporation(DELTA)                               291,750       805,230
   Ford Motor Co.(DELTA)                                   110,795     1,092,439
   General Motors Corporation(DELTA)                        28,600       875,446
   Genuine Parts Co.                                        10,300       441,870
   Goodyear Tire & Rubber Co. (The)*(DELTA)                  6,000        93,540
   Harley-Davidson, Inc.(DELTA)                             23,600     1,143,184
   Laidlaw International, Inc.                               5,800       140,186
   Lear Corporation(DELTA)                                   4,300       146,071
   Norfolk Southern Corporation                             73,000     2,960,880
   Overseas Shipholding Group, Inc.                          1,900       110,827
   PACCAR, Inc.                                              1,850       125,597
   Southwest Airlines Co.                                   24,550       364,568
   Swift Transportation Co., Inc.*(DELTA)                    2,300        40,710
   Tidewater, Inc.                                           3,100       150,877
   TRW Automotive Holdings Corporation*(DELTA)               2,100        61,614
   Union Pacific Corporation                               137,500     9,858,750
   Yellow Roadway Corporation*                               3,400       140,828
                                                                     -----------
                                                                      32,497,190
                                                                     -----------
CONSUMER DISCRETIONARY - 9.8%
   Activision, Inc.*                                        60,700     1,241,315
   Adesa, Inc,                                               5,200       114,920
   Alberto-Culver Co.                                        2,850       127,538
   Allied Waste Industries, Inc.*(DELTA)                     9,500        80,275
   American Greetings Corporation Class A                    3,900       106,860
   AnnTaylor Stores Corporation*                             2,200        58,410
   AutoNation, Inc.*                                        10,500       209,685
   Barnes & Noble, Inc.(DELTA)                               2,900       109,330
   Belo Corporation Class A(DELTA)                           4,700       107,442
   BJ's Wholesale Club, Inc.*                                4,100       113,980
   Black & Decker Corporation                                2,000       164,180
   Borders Group, Inc.(DELTA)                                4,600       101,982
   Brink's Co. (The)                                         1,400        57,484
   Carnival Corporation                                    136,000     6,797,280
   CBRL Group, Inc.(DELTA)                                   1,500        50,490
   Cendant Corporation                                     950,230    19,612,747
   Circuit City Stores, Inc.(DELTA)                        240,700     4,130,412
   Claire's Stores, Inc.(DELTA)                                400         9,652
   Clear Channel Communications, Inc.                       23,025       757,292
   Columbia Sportswear Co.*(DELTA)                             900        41,760
   Convergys Corporation*                                    8,500       122,145
   Costco Wholesale Corporation                             18,500       797,165
   Dillard's, Inc. Class A(DELTA)                            4,700        98,136
   DIRECTV Group, Inc. (The)*                                4,232        63,395
   Discovery Holding Co. Class A*                           11,110       160,428
   Dollar Tree Stores, Inc.*                                 2,500        54,125
   Donnelley (R.R.) & Sons Co.                              13,500       500,445
   Eastman Kodak Co.(DELTA)                                390,300     9,495,999
   Expedia, Inc.                                             5,580       110,540
   Family Dollar Stores, Inc.                                2,400        47,688
   Federated Department Stores, Inc.                        16,107     1,077,075

   Fisher Scientific International, Inc.*(DELTA)             3,200       198,560
   Foot Locker, Inc.                                         5,000       109,700
   Gannett Co., Inc.                                       111,400     7,667,662
   Hasbro, Inc.                                              9,325       183,236
   Hearst-Argyle Television, Inc.(DELTA)                     1,800        46,242
   Hewitt Associates, Inc. Class A*(DELTA)                   1,700        46,376
   Home Depot, Inc. (The)                                  120,500     4,595,870
   IAC InterActiveCorp(DELTA)                                5,580       141,453
   International Speedway Corporation Class A                1,500        78,705
   Interpublic Group Cos., Inc.*(DELTA)                      5,000        58,200
   Jones Apparel Group, Inc.                                18,800       535,800
   Kimberly-Clark Corporation                               17,100     1,017,963
   Knight-Ridder, Inc.(DELTA)                                4,500       264,060
   Lamar Advertising Co.*(DELTA)                             1,300        58,968
   Laureate Education, Inc.*(DELTA)                            700        34,279
   Lee Enterprises, Inc.(DELTA)                              2,700       114,696
   Leggett & Platt, Inc.                                     7,700       155,540
   Liberty Global, Inc. Class A*                             8,957       242,556
   Liberty Global, Inc. Series C*                            8,957       230,643
   Liberty Media Corporation Class A*                      265,800     2,139,690
   Liz Claiborne, Inc.(DELTA)                               45,700     1,796,924
   Manpower, Inc.                                            3,800       168,682
   Mattel, Inc.(DELTA)                                     351,200     5,858,016
   McClatchy Co. Class A(DELTA)                              1,100        71,753
   McDonald's Corporation                                  608,500    20,378,665
   Mohawk Industries, Inc.*                                  2,300       184,575
   Neiman-Marcus Group, Inc. Class A                         2,100       209,895
   New York Times Co. Class A(DELTA)                         9,900       294,525
   Newell Rubbermaid, Inc.(DELTA)                          326,400     7,392,960
   Office Depot, Inc.*(DELTA)                              171,500     5,093,550
   OfficeMax, Inc.(DELTA)                                    5,300       167,851
   Outback Steakhouse, Inc.(DELTA)                             300        10,980
   Penney (JC) Co., Inc.                                     9,900       469,458
   Polo Ralph Lauren Corporation(DELTA)                      2,500       125,750
   R.H. Donnelley Corporation*                               6,800       430,168
   Reebok International, Ltd.                                2,300       130,111
   Rent-A-Center, Inc.*(DELTA)                               2,500        48,275
   Republic Services, Inc.                                   8,500       299,965
   Sabre Holdings Corporation                                8,300       168,324
   Saks, Inc.*(DELTA)                                        6,700       123,950
   Sears Holdings Corporation*                               3,297       410,213
   Service Corporation International(DELTA)                 18,100       150,049
   ServiceMaster Co.                                         7,100        96,134
   Snap-On, Inc.                                             3,400       122,808
   Stanley Works (The)(DELTA)                              205,000     9,569,400
   Staples, Inc.                                           119,700     2,552,004
   Starwood Hotels & Resorts Worldwide, Inc.                 5,200       297,284
   Take-Two Interactive Software, Inc.*(DELTA)                 600        13,254
   Tech Data Corporation*                                    3,200       117,472
   Telewest Global, Inc.*                                   16,300       374,085
   Tiffany & Co.                                             5,000       198,850
   Time Warner, Inc.                                       271,900     4,924,109
   Tribune Co.                                              15,800       535,462
   Univision Communications, Inc. Class A*(DELTA)            7,095       188,230
   VF Corporation(DELTA)                                    67,100     3,889,787
   Walt Disney Co. (The)                                    96,200     2,321,306
   Warner Music Group Corporation*(DELTA)                    2,000        37,020
   Waste Management, Inc.                                  298,157     8,530,272
   Wendy's International, Inc.                               3,700       167,055
   Westwood One, Inc.                                        3,400        67,626
   Whirlpool Corporation                                     4,100       310,657
                                                                     -----------
                                                                     142,737,828
                                                                     -----------
CONSUMER STAPLES - 2.9%
   Albertson's, Inc.(DELTA)                                107,100     2,747,115
   Campbell Soup Co.(DELTA)                                  6,800       202,300

   Clorox Co.                                                9,241       513,245
   Coca-Cola Co. (The)                                      48,700     2,103,353
   Coca-Cola Enterprises, Inc.(DELTA)                       17,800       347,100
   Colgate-Palmolive Co.                                     9,200       485,668
   ConAgra Foods, Inc.(DELTA)                              492,900    12,199,275
   Dean Foods Co.*(DELTA)                                  128,250     4,983,795
   Del Monte Foods Co.*(DELTA)                              11,200       120,176
   General Mills, Inc.(DELTA)                               17,200       829,040
   Heinz (H.J.) Co.                                        191,800     7,008,372
   Hershey Co. (The)                                         1,400        78,834
   Hormel Foods Corporation                                  4,400       145,156
   J.M. Smucker Co. (The)                                    3,400       165,036
   Kellogg Co.                                               6,100       281,393
   Kraft Foods, Inc. Class A(DELTA)                         17,100       523,089
   Kroger Co.*(DELTA)                                       45,800       943,022
   McCormick & Co., Inc.                                     2,000        65,260
   Pepsi Bottling Group, Inc.                                5,600       159,880
   PepsiAmericas, Inc.                                       4,200        95,466
   Pilgrim's Pride Corporation(DELTA)                        1,200        43,680
   Rite Aid Corporation*(DELTA)                             30,700       119,116
   Safeway, Inc.                                           128,900     3,299,840
   Sara Lee Corporation(DELTA)                             155,215     2,941,324
   Smithfield Foods, Inc.*                                   6,100       181,048
   SUPERVALU, Inc.                                          30,913       962,013
   TreeHouse Foods, Inc.*(DELTA)                             2,790        74,995
   Tyson Foods, Inc. Class A                                13,781       248,747
                                                                      ----------
                                                                      41,867,338
                                                                      ----------
FINANCIAL SERVICES - 30.9%
   A.G. Edwards, Inc.                                        4,700       205,907
   ACE, Ltd.                                               174,500     8,213,715
   AFLAC, Inc.                                               6,500       294,450
   Alleghany Corporation*                                      312        95,472
   Allied Capital Corporation(DELTA)                         7,600       217,588
   Allmerica Financial Corporation*                          3,200       131,648
   Allstate Corporation (The)                              349,500    19,323,855
   AMB Property Corporation REIT                             4,900       220,010
   AMBAC Financial Group, Inc.                               5,250       378,315
   American Capital Strategies, Ltd.(DELTA)                  7,000       256,620
   American Financial Group, Inc.                            2,200        74,646
   American Financial Realty Trust REIT(DELTA)               6,000        85,200
   American International Group, Inc.                      101,033     6,260,005
   American National Insurance Co.                             500        59,560
   AmeriCredit Corporation*(DELTA)                           6,000       143,220
   Ameritrade Holding Corporation*                           9,400       201,912
   AmerUs Group Co.(DELTA)                                   3,100       177,847
   AmSouth Bancorporation                                   20,900       527,934
   Annaly Mortgage Management, Inc. REIT(DELTA)              9,300       120,435
   AON Corporation                                          19,200       615,936
   Apartment Investment & Management Co. Class A
      REIT                                                   5,600       217,168
   Archstone-Smith Trust REIT                               13,500       538,245
   Arden Realty, Inc. REIT                                   5,200       214,084
   Arthur J. Gallagher & Co.(DELTA)                            500        14,405
   Associated Banc-Corp                                      7,000       213,360
   Assurant, Inc.                                            6,500       247,390
   Astoria Financial Corporation                             6,900       182,298
   AvalonBay Communities, Inc. REIT                          4,200       359,940
   Bank of America Corporation                             936,684    39,434,396
   Bank of Hawaii Corporation(DELTA)                         3,200       157,504
   Bank of New York Co., Inc. (The)                         48,700     1,432,267
   BB&T Corporation                                         34,729     1,356,167
   Bear Stearns Cos., Inc. (The)(DELTA)                      6,900       757,275
   BISYS Group, Inc. (The)*                                  3,000        40,290
   BOK Financial Corporation                                 1,057        50,916
   Boston Properties, Inc. REIT                              6,400       453,760

   BRE Properties, Inc. Class A REIT                    3,900       173,550
   Camden Property Trust REIT(DELTA)                    3,800       211,850
   Capital One Financial Corporation                   10,800       858,816
   CapitalSource, Inc.*(DELTA)                          1,900        41,420
   Capitol Federal Financial(DELTA)                     1,300        44,486
   CarrAmerica Realty Corporation REIT                  4,500       161,775
   CBL & Associates Properties, Inc. REIT(DELTA)       30,100     1,233,799
   Centerpoint Properties Corporation REIT(DELTA)       2,800       125,440
   Checkfree Corporation*                                 800        30,256
   Chubb Corporation                                  131,800    11,802,690
   CIGNA Corporation                                  111,500    13,141,390
   Cincinnati Financial Corporation                    10,255       429,582
   CIT Group, Inc.                                     17,700       799,686
   Citigroup, Inc.                                    887,900    40,417,207
   City National Corporation                            2,400       168,216
   CNA Financial Corporation*(DELTA)                    1,500        44,805
   Colonial BancGroup, Inc.                             8,200       183,680
   Comerica, Inc.                                     150,400     8,858,560
   Commerce Bancorp, Inc.(DELTA)                          400        12,276
   Commerce Bancshares, Inc.(DELTA)                     3,607       185,688
   Commerce Group, Inc.                                 1,200        69,624
   Compass Bancshares, Inc.                             8,600       394,138
   Conseco, Inc.*(DELTA)                               10,600       223,766
   Countrywide Financial Corporation                   33,500     1,104,830
   Crescent Real Estate Equities Co. REIT(DELTA)      262,000     5,373,620
   Cullen/Frost Bankers, Inc.                           3,000       148,020
   Deluxe Corporation(DELTA)                            3,700       148,592
   Developers Diversified Realty Corporation
      REIT(DELTA)                                       6,100       284,870
   Downey Financial Corporation(DELTA)                  1,200        73,080
   Duke Realty Corporation REIT                         8,400       284,592
   E*TRADE Financial Corporation*                      23,100       406,560
   Equifax, Inc.                                        2,600        90,844
   Equity Office Properties Trust REIT(DELTA)          25,885       846,698
   Equity Residential Properties Trust REIT            18,100       685,085
   Erie Indemnity Co. Class A(DELTA)                    1,700        89,675
   Essex Property Trust, Inc. REIT(DELTA)               1,800       162,000
   Everest Re Group, Ltd.                               2,000       195,800
   Fair Isaac & Co., Inc.(DELTA)                          600        26,880
   Fannie Mae                                         192,600     8,632,332
   Federal Realty Investors Trust REIT                  2,700       164,511
   Federated Investors, Inc. Class B                      500        16,615
   Fidelity National Financial, Inc.                    9,879       439,813
   Fifth Third Bancorp(DELTA)                          28,800     1,057,824
   First American Corporation                           5,700       260,319
   First Horizon National Corporation(DELTA)            7,800       283,530
   FirstMerit Corporation(DELTA)                        5,000       133,950
   Freddie Mac                                        170,500     9,626,430
   Friedman, Billings, Ramsey Group, Inc. Class A
      REIT(DELTA)                                       9,900       100,881
   Fulton Financial Corporation(DELTA)                  9,050       151,588
   General Growth Properties, Inc. REIT                86,000     3,863,980
   Genworth Financial, Inc. Class A                    13,200       425,568
   Golden West Financial Corporation                    9,300       552,327
   Goldman Sachs Group, Inc.                           22,100     2,686,918
   Hartford Financial Services Group, Inc.(DELTA)     276,700    21,352,939
   HCC Insurance Holdings, Inc.                         4,200       119,826
   Health Care Property Investors, Inc. REIT            7,800       210,522
   Health Care REIT, Inc.(DELTA)                        3,000       111,270
   Healthcare Realty Trust, Inc. REIT                   2,000        80,280
   Hibernia Corporation Class A                         9,200       276,368
   Hospitality Properites Trust REIT(DELTA)             4,000       171,440
   Host Marriott Corporation REIT(DELTA)               20,900       353,210
   HRPT Properties Trust REIT                          10,500       130,305
   Huntington Bancshares, Inc.                         15,700       352,779
   Independence Community Bank Corporation              4,900       167,041
   IndyMac Bancorp, Inc.(DELTA)                        12,400       490,792

   Instinet Group, Inc.                                 7,000        34,790
   International Bancshares Corporation                 2,625        77,963
   iStar Financial, Inc. REIT(DELTA)                    6,500       262,795
   Janus Capital Group, Inc.                           15,400       222,530
   Jefferies Group, Inc.(DELTA)                         3,400       148,070
   Jefferson-Pilot Corporation                          8,400       429,828
   JPMorgan Chase & Co.                               879,938    29,856,296
   KeyCorp                                            255,150     8,228,588
   Kimco Realty Corporation REIT                       11,600       364,472
   Lehman Brothers Holdings, Inc.                      17,142     1,996,700
   Leucadia National Corporation(DELTA)                 4,750       204,725
   Liberty Property Trust REIT(DELTA)                   5,000       212,700
   Lincoln National Corporation                        11,600       603,432
   Loews Corporation                                    9,000       831,690
   M & T Bank Corporation                               4,500       475,695
   Macerich Co. (The) REIT                              3,200       207,808
   Mack-Cali Realty Corporation REIT                    3,600       161,784
   Markel Corporation*                                    300        99,150
   Marsh & McLennan Cos., Inc.                         34,100     1,036,299
   Marshall & Ilsley Corporation(DELTA)                14,800       643,948
   MBIA, Inc.(DELTA)                                    8,250       500,115
   MBNA Corporation                                   483,300    11,908,512
   Mellon Financial Corporation                        24,400       780,068
   Mercantile Bankshares Corporation                    4,700       253,236
   Mercury General Corporation(DELTA)                   1,500        89,985
   Merrill Lynch & Co., Inc.                          238,167    14,611,545
   MetLife, Inc.                                       26,100     1,300,563
   MGIC Investment Corporation                         94,700     6,079,740
   Mills Corporation (The) REIT(DELTA)                 21,700     1,195,236
   Morgan Stanley                                     292,900    15,799,026
   National City Corporation                          176,737     5,910,085
   Nationwide Financial Services Class A               61,000     2,443,050
   New Century Financial Corporation REIT(DELTA)        1,900        68,913
   New Plan Excel Realty Trust REIT(DELTA)              5,900       135,405
   New York Community Bancorp, Inc.(DELTA)             17,954       294,446
   North Fork Bancorporation, Inc.                    174,308     4,444,854
   Northern Trust Corporation(DELTA)                    5,300       267,915
   Old Republic International Corporation              62,450     1,665,542
   Pan Pacific Retail Properties, Inc. REIT(DELTA)      2,400       158,160
   Philadelphia Consolidated Holding
      Corporation*(DELTA)                                 500        42,450
   Plum Creek Timber Co., Inc. REIT                    10,862       411,778
   PMI Group, Inc. (The)(DELTA)                         6,500       259,155
   PNC Financial Services Group, Inc.(DELTA)           18,600     1,079,172
   Popular, Inc.                                       16,400       397,208
   Principal Financial Group                           18,700       885,819
   Progressive Corporation (The)                        1,500       157,155
   Prologis Trust REIT                                 15,831       701,490
   Protective Life Corporation                         28,000     1,153,040
   Providian Financial Corporation*(DELTA)             15,500       274,040
   Prudential Financial, Inc.                          30,100     2,033,556
   Public Storage, Inc. REIT                            1,900       127,300
   Radian Group, Inc.                                  12,600       669,060
   Raymond James Financial, Inc.                        3,600       115,632
   Rayonier, Inc. REIT(DELTA)                           3,540       203,975
   Realty Income Corporation REIT(DELTA)                3,500        83,685
   Reckson Associates Realty Corporation REIT           4,000       138,200
   Regency Centers Corporation REIT                     3,400       195,330
   Regions Financial Corporation                       30,249       941,349
   Reinsurance Group of America, Inc.(DELTA)            1,700        75,990
   RenaissanceRe Holdings, Ltd.(DELTA)                 28,300     1,237,559
   Ryder System, Inc.                                   3,100       106,082
   Safeco Corporation                                   8,500       453,730
   Shurgard Storage Centers, Inc. Class A REIT          2,700       150,849
   Simon Property Group, Inc. REIT                      6,857       508,241
   Sky Financial Group, Inc.                            6,100       171,471
   SL Green Realty Corporation REIT(DELTA)              2,300       156,814

   SLM Corporation                                    160,700     8,619,948
   South Financial Group, Inc.(DELTA)                   3,500        93,940
   Sovereign Bancorp, Inc.                             21,600       476,064
   St. Paul Travelers Cos., Inc.                      147,491     6,617,921
   Stancorp Financial Group, Inc.                       2,100       176,820
   State Street Corporation                            14,000       684,880
   SunTrust Banks, Inc.                                33,474     2,324,769
   TCF Financial Corporation(DELTA)                     1,200        32,100
   TD Banknorth, Inc.(DELTA)                            4,998       150,640
   Thornburg Mortgage, Inc. REIT(DELTA)                 6,200       155,372
   Torchmark Corporation                                7,100       375,093
   Transatlantic Holdings, Inc.(DELTA)                  1,375        78,375
   Trizec Properties, Inc. REIT(DELTA)                  7,000       161,420
   UnionBanCal Corporation                             41,600     2,900,352
   United Dominion Realty Trust, Inc. REIT(DELTA)       6,900       163,530
   Unitrin, Inc.                                        1,600        75,936
   UnumProvident Corporation(DELTA)                   395,400     8,105,700
   US Bancorp                                         165,425     4,645,134
   Valley National Bancorp(DELTA)                       5,812       133,095
   Vornado Realty Trust REIT                            8,000       692,960
   W.R. Berkley Corporation                             5,812       229,458
   Wachovia Corporation                               359,628    17,114,697
   Washington Federal, Inc.                             5,097       114,988
   Washington Mutual, Inc.(DELTA)                     584,214    22,912,873
   Webster Financial Corporation                        3,100       139,376
   Weingarten Realty Investors REIT                     4,100       155,185
   WellChoice, Inc.*                                      700        53,130
   Wells Fargo & Co.                                  194,772    11,407,796
   Westcorp                                             1,100        64,790
   WFS Financial, Inc.*                                   200        13,438
   Whitney Holding Corporation(DELTA)                   3,600        97,344
   Wilmington Trust Corporation                         3,900       142,155
   XL Capital, Ltd. Class A(DELTA)                    124,400     8,462,932
   Zions Bancorporation                                 6,200       441,502
                                                                -----------
                                                                449,770,446
                                                                -----------

HEALTHCARE - 10.5%
   Abbott Laboratories                                 11,800       500,320
   Aetna, Inc.                                          3,600       310,104
   AmerisourceBergen Corporation                        6,546       506,006
   Bausch & Lomb, Inc.(DELTA)                             700        56,476
   Baxter International, Inc.                         217,600     8,675,712
   Becton Dickinson & Co.                              65,400     3,428,922
   Biogen Idec, Inc.*                                  11,700       461,916
   Bristol-Myers Squibb Co.                           377,800     9,089,868
   Cardinal Health, Inc.                               93,400     5,925,296
   Caremark Rx, Inc.*                                   3,000       149,790
   Charles River Laboratories International,
      Inc.*(DELTA)                                      1,900        82,878
   Chiron Corporation*                                  1,100        47,982
   Community Health Systems, Inc.*(DELTA)             155,100     6,019,431
   Cooper Cos., Inc.(DELTA)                               800        61,288
   Eli Lilly & Co.                                      4,600       246,192
   Endo Pharmaceuticals Holdings, Inc.*(DELTA)          6,800       181,356
   Gilead Sciences, Inc.*                              86,900     4,237,244
   Health Management Associates, Inc.
      Class A(DELTA)                                    1,600        37,552
   Health Net, Inc.*                                  171,700     8,124,844
   Hospira, Inc*                                        5,700       233,529
   Humana, Inc.*                                        2,800       134,064
   Invitrogen Corporation*(DELTA)                       1,600       120,368
   IVAX Corporation*                                  222,950     5,876,962
   Kindred Healthcare, Inc.*(DELTA)                    99,189     2,955,832
   King Pharmaceuticals, Inc.*                        107,400     1,651,812
   McKesson Corporation(DELTA)                         11,000       521,950
   Medco Health Solutions, Inc.*                      133,817     7,337,186
   Merck & Co., Inc.                                  325,300     8,851,413
   Millennium Pharmeceuticals, Inc.*                    9,600        89,568

   Mylan Laboratories, Inc.(DELTA)                          10,900       209,934
   Omnicare, Inc.(DELTA)                                     4,200       236,166
   PacifiCare Health Systems, Inc.*                          2,200       175,516
   Pfizer, Inc.                                          1,608,600    40,166,742
   Schering-Plough Corporation(DELTA)                      430,500     9,062,025
   Sierra Health Services, Inc.*                               300        20,661
   Tenet Healthcare Corporation*                            26,600       298,718
   Triad Hospitals, Inc.*(DELTA)                            55,514     2,513,119
   Universal Health Services, Inc. Class B(DELTA)            1,000        47,630
   Watson Pharmaceuticals, Inc.*(DELTA)                    142,600     5,220,586
   WebMD Corporation*(DELTA)                                 6,100        67,588
   WellPoint, Inc.*                                        123,962     9,398,799
   Wyeth                                                   218,600    10,114,622
                                                                     -----------
                                                                     153,447,967
                                                                     -----------

INTEGRATED OILS - 10.9%
   Amerada Hess Corporation                                  5,000       687,500
   BP PLC ADR                                              170,468    12,077,658
   Chevron Corporation                                     586,937    37,992,432
   ConocoPhillips                                          518,664    36,259,800
   ExxonMobil Corporation                                  689,100    43,785,413
   Marathon Oil Corporation                                141,192     9,732,365
   Occidental Petroleum Corporation                        207,800    17,752,354
                                                                     -----------
                                                                     158,287,522
                                                                     -----------

MATERIALS & PROCESSING - 3.7%
   Air Products & Chemicals, Inc.                           13,000       716,820
   Airgas, Inc.                                              3,000        88,890
   Albemarle Corporation(DELTA)                              1,600        60,320
   Alcoa, Inc.                                             333,200     8,136,744
   AptarGroup, Inc.                                          1,700        84,677
   Archer-Daniels-Midland Co.                               41,089     1,013,255
   Ashland, Inc.                                             4,200       232,008
   Avery Dennison Corporation(DELTA)                         1,700        89,063
   Ball Corporation                                          6,500       238,810
   Bemis Co.                                                 6,300       155,610
   Cabot Corporation(DELTA)                                  4,100       135,341
   Celanese Corporation Series A(DELTA)                      4,400        75,900
   Chemtura Corporation                                      8,300       103,086
   Cytec Industries, Inc.                                    3,000       130,140
   Dow Chemical Co. (The)                                   71,444     2,977,071
   duPont (E.I.) de Nemours & Co.                           53,000     2,076,010
   Eastman Chemical Co.                                      5,200       244,244
   Energizer Holdings, Inc.*                                 1,200        68,040
   Engelhard Corporation                                     7,400       206,534
   FMC Corporation*                                          2,000       114,440
   Georgia-Pacific Corporation                              85,171     2,900,924
   Harsco Corporation(DELTA)                                   800        52,456
   Huntsman Corporation*                                     4,700        91,885
   International Paper Co.                                  30,100       896,980
   Jacobs Engineering Group, Inc.*                             700        47,180
   Lafarge North America, Inc.                              42,600     2,880,186
   Louisiana-Pacific Corporation                             7,700       213,213
   Lubrizol Corporation                                     27,300     1,182,909
   Lyondell Chemical Co.(DELTA)                            157,600     4,510,512
   Martin Marietta Materials, Inc.(DELTA)                      900        70,614
   Masco Corporation                                         5,500       168,740
   MeadWestvaco Corporation(DELTA)                         370,052    10,220,837
   Monsanto Co.                                              3,600       225,900
   Mosaic Co. (The)*(DELTA)                                  7,100       113,742
   Newmont Mining Corporation                               26,200     1,235,854
   Nucor Corporation(DELTA)                                  9,700       572,203
   Owens-Illinois, Inc.*                                     9,200       189,704
   Packaging Corporation of America(DELTA)                   4,400        85,404
   Pactiv Corporation*                                     384,700     6,739,944
   Phelps Dodge Corporation                                  2,800       363,804
   PPG Industries, Inc.                                     10,300       609,657

   Praxair, Inc.                                             3,300       158,169
   Precision Castparts Corporation                           5,000       265,500
   Rohm & Haas Co.                                           9,500       390,735
   RPM International, Inc.(DELTA)                            6,900       126,960
   Scotts Miracle-Gro Co. (The) Class A(DELTA)               1,000        87,930
   Sealed Air Corporation*(DELTA)                            3,000       142,380
   Sigma-Aldrich Corporation(DELTA)                          4,500       288,270
   Smurfit-Stone Container Corporation*(DELTA)              17,500       181,300
   Sonoco Products Co.(DELTA)                                5,800       158,398
   Temple-Inland, Inc.                                       6,600       269,610
   Timken Co.(DELTA)                                         3,300        97,779
   United States Steel Corporation(DELTA)                    7,200       304,920
   USG Corporation*(DELTA)                                   2,500       171,800
   Valspar Corporation(DELTA)                                7,400       165,464
   Vulcan Materials Co.                                      2,600       192,946
   Weyerhaeuser Co.(DELTA)                                  14,800     1,017,500
                                                                      ----------
                                                                      54,339,312
                                                                      ----------

OTHER - 1.1%
   Brunswick Corporation                                     2,200        83,006
   Carlisle Cos., Inc.(DELTA)                                1,400        88,998
   Eaton Corporation                                        24,300     1,544,265
   General Electric Co.                                    240,000     8,080,800
   Hillenbrand Industries, Inc.                              2,500       117,625
   Honeywell International, Inc.                            53,400     2,002,500
   ITT Industries, Inc.                                        600        68,160
   Johnson Controls, Inc.                                   61,300     3,803,665
   SPX Corporation(DELTA)                                    4,300       197,585
   Teleflex, Inc.(DELTA)                                     2,100       148,050
   Textron, Inc.                                             6,100       437,492
   Wesco Financial Corporation(DELTA)                          100        34,210
                                                                      ----------
                                                                      16,606,356
                                                                      ----------

OTHER ENERGY - 3.5%
   Anadarko Petroleum Corporation                           94,400     9,038,800
   Apache Corporation                                       20,182     1,518,090
   Arch Coal, Inc.(DELTA)                                    2,700       182,250
   Burlington Resources, Inc.                               99,400     8,083,208
   Chesapeake Energy Corporation                            12,100       462,825
   Consol Energy, Inc.                                       1,700       129,659
   Cooper Cameron Corporation*(DELTA)                        1,100        81,323
   Devon Energy Corporation                                102,538     7,038,208
   Dynegy, Inc. Class A*(DELTA)                             19,800        93,258
   El Paso Corporation                                      39,172       544,491
   ENSCO International, Inc.(DELTA)                          2,800       130,452
   Equitable Resources, Inc.                                 2,000        78,120
   Forest Oil Corporation*                                   3,800       197,980
   Helmerich & Payne, Inc.                                     700        42,273
   Kerr-McGee Corporation                                    7,091       688,607
   National Oilwell Varco, Inc.*                             4,481       294,850
   Newfield Exploration Co.*                                 2,900       142,390
   Noble Energy, Inc.                                        9,800       459,620
   NRG Energy, Inc.*(DELTA)                                 51,400     2,189,640
   Pioneer Natural Resouces Co.(DELTA)                       8,400       461,328
   Pogo Producing Co.                                        4,300       253,442
   Pride International, Inc.*                               28,300       806,833
   Reliant Energy, Inc.*(DELTA)                            152,673     2,357,271
   Rowan Cos., Inc.                                          2,800        99,372
   Sunoco, Inc.                                             10,000       782,000
   Tesoro Corporation                                        1,900       127,756
   Unit Corporation*                                           700        38,696
   Valero Energy Corporation                                18,463     2,087,427
   Vintage Petroleum, Inc.                                   4,000       182,640
   Williams Cos., Inc.                                     499,100    12,502,455
                                                                      ----------
                                                                      51,095,264
                                                                      ----------

PRODUCER DURABLES - 5.8%
   Agilent Technologies, Inc.*                               4,300       140,825

   Alliant Techsystems, Inc.*                                1,000        74,650
   American Power Conversion Corporation                   218,700     5,664,330
   American Tower Corporation Class A*                       1,600        39,920
   Andrew Corporation*                                       8,600        95,890
   Beazer Homes USA, Inc.(DELTA)                             1,600        93,872
   Centex Corporation(DELTA)                                 3,700       238,946
   Crown Castle International Corporation*                   5,900       145,317
   Cummins, Inc.(DELTA)                                      1,300       114,387
   Deere & Co.                                              13,700       838,440
   Diebold, Inc.                                             1,000        34,460
   Dover Corporation                                         3,400       138,686
   DR Horton, Inc.                                           4,633       167,807
   Emerson Electric Co.                                    156,400    11,229,520
   Grainger (W.W.), Inc.                                     4,200       264,264
   Hubbell, Inc. Class B(DELTA)                              3,600       168,948
   Illinois Tool Works, Inc.                                51,600     4,248,228
   Ingersoll-Rand Co., Ltd. Class A                         58,400     2,232,632
   JLG Industries, Inc.(DELTA)                              11,300       413,467
   KB HOME                                                     800        58,560
   Lam Research Corporation*                                43,400     1,322,398
   Lennar Corporation Class A                                3,500       209,160
   Lexmark International, Inc.*                             70,800     4,322,340
   MDC Holdings, Inc.                                          810        63,901
   Meritage Homes Corporation*(DELTA)                        1,300        99,658
   Mettler Toledo International, Inc.*                       1,100        56,078
   Molex, Inc.(DELTA)                                        3,500        93,380
   Nokia Corporation ADR(DELTA)                            742,900    12,562,439
   Northrop Grumman Corporation                            287,170    15,607,690
   Novellus Systems, Inc.*                                   4,700       117,876
   Pall Corporation                                          7,200       198,000
   Parker Hannifin Corporation                               4,400       282,964
   Pentair, Inc.                                             1,600        58,400
   Pitney Bowes, Inc.                                       14,900       621,926
   Pulte Homes, Inc.(DELTA)                                 13,100       562,252
   Roper Industries, Inc.                                      600        23,574
   Ryland Group, Inc.(DELTA)                                   600        41,052
   Standard-Pacific Corporation                              3,800       157,738
   Steelcase, Inc. Class A                                   2,900        41,934
   Tektronix, Inc.(DELTA)                                    4,300       108,489
   Teradyne, Inc.*                                           2,900        47,850
   Terex Corporation*(DELTA)                                 3,500       173,005
   Thermo Electron Corporation*                              6,100       188,490
   Thomas & Betts Corporation*                               2,500        86,025
   Tyco International, Ltd.                                296,000     8,243,600
   United Technologies Corporation                         232,700    12,063,168
   Xerox Corporation*                                       60,200       821,730
                                                                      ----------
                                                                      84,578,266
                                                                      ----------

TECHNOLOGY - 4.2%
   ADC Telecommunications, Inc.*(DELTA)                      7,842       179,268
   Advanced Micro Devices, Inc.*                            11,000       277,200
   Affiliated Computer Services, Inc. Class A*(DELTA)        3,100       169,260
   Applera Corporation-Applied Biosystems Group             12,000       278,880
   Arrow Electronics, Inc.*                                  8,100       254,016
   Avaya, Inc.*(DELTA)                                       7,700        79,310
   Avid Technology, Inc.*                                      400        16,560
   Avnet, Inc.*(DELTA)                                      58,500     1,430,325
   AVX Corporation(DELTA)                                    1,900        24,206
   BEA Systems, Inc.*                                       20,400       183,192
   BMC Software, Inc.*                                       7,800       164,580
   Cadence Design Systems, Inc.*                             8,300       134,128
   Ceridian Corporation*                                     3,800        78,850
   Computer Associates International, Inc.                   7,300       203,013
   Computer Sciences Corporation*                          113,800     5,383,878
   Compuware Corporation*(DELTA)                           116,200     1,103,900
   Comverse Technology, Inc.*(DELTA)                         2,100        55,167

   Electronic Data Systems Corporation                      460,000   10,322,400
   Freescale Semiconductor, Inc. Series B*                   21,300      502,254
   General Dynamics Corporation                              12,300    1,470,465
   Harris Corporation(DELTA)                                  2,100       87,780
   Hewlett-Packard Co.                                      565,250   16,505,301
   Ingram Micro, Inc. Class A*                                5,300       98,262
   International Business Machines Corporation               15,300    1,227,366
   International Rectifier Corporation*(DELTA)                1,100       49,588
   Intersil Corporation Class A(DELTA)                        5,900      128,502
   JDS Uniphase Corporation*(DELTA)                          49,200      109,224
   Juniper Networks, Inc.*                                    8,800      209,352
   L-3 Communications Holdings, Inc.                          3,100      245,117
   LSI Logic Corporation*(DELTA)                             15,300      150,705
   Lucent Technologies, Inc.*(DELTA)                        275,300      894,725
   Micron Technology, Inc.*                                  18,200      242,060
   Microsoft Corporation                                    179,100    4,608,243
   Motorola, Inc.                                           402,600    8,893,434
   NCR Corporation*                                           8,300      264,853
   Novell, Inc.*(DELTA)                                      25,400      189,230
   PerkinElmer, Inc.                                          3,700       75,369
   Raytheon Co.(DELTA)                                       22,200      844,044
   Reynolds & Reynolds Co. (The) Class A                      2,600       71,266
   Sandisk Corporation*(DELTA)                                2,400      115,800
   Sanmina-SCI Corporation*                                  16,376       70,253
   Scientific-Atlanta, Inc.                                   1,600       60,016
   Seagate Technology                                        63,000      998,550
   Seagate Technology, Inc.+                                  4,600            0
   Siebel Systems, Inc.                                      27,200      280,976
   Solectron Corporation*                                    32,700      127,857
   Sun Microsystems, Inc.*(DELTA)                            87,500      343,000
   Sybase, Inc.*(DELTA)                                       6,400      149,888
   Symantec Corporation*                                     24,282      550,230
   Symbol Technologies, Inc.                                     25          242
   Synopsys, Inc.*                                            8,500      160,650
   Tellabs, Inc.*                                            29,466      309,982
   Unisys Corporation*                                       19,400      128,816
   Vishay Intertechnology, Inc.*                              7,500       89,625
                                                                      ----------
                                                                      60,591,158
                                                                      ----------

UTILITIES - 10.6%
   AGL Resources, Inc.                                        4,400      163,284
   Allegheny Energy, Inc.*(DELTA)                             9,600      294,912
   Alliant Energy Corporation(DELTA)                          6,600      192,258
   Alltel Corporation                                        18,800    1,224,068
   Ameren Corporation                                        12,800      684,672
   American Electric Power Co., Inc.(DELTA)                 273,500   10,857,950
   Aqua America, Inc.(DELTA)                                  5,525      210,061
   AT&T Corporation                                         345,060    6,832,188
   Atmos Energy Corporation                                   3,600      101,700
   BellSouth Corporation                                    356,200    9,368,060
   Centerpoint Energy, Inc.(DELTA)                           21,500      319,705
   CenturyTel, Inc.(DELTA)                                    8,900      311,322
   Cinergy Corporation                                       13,200      586,212
   Citizens Communications Co.                               19,700      266,935
   CMS Energy Corporation*                                   14,800      243,460
   Comcast Corporation Class A*                             355,463   10,443,503
   Consolidated Edison, Inc.(DELTA)                          16,200      786,510
   Constellation Energy Group, Inc.                          10,700      659,120
   Dominion Resources, Inc.                                  21,919    1,888,103
   DPL, Inc.(DELTA)                                           9,100      252,980
   DTE Energy Co.(DELTA)                                     81,600    3,742,176
   Duke Energy Corporation(DELTA)                           243,500    7,102,895
   Edison International                                      20,000      945,600
   Energen Corporation(DELTA)                                35,500    1,535,730
   Energy East Corporation                                    8,700      219,153
   Entergy Corporation                                      188,700   14,024,183

   Exelon Corporation(DELTA)                             160,774       8,591,763
   FirstEnergy Corporation                                20,712       1,079,509
   FPL Group, Inc.                                        24,800       1,180,480
   Great Plains Energy, Inc.(DELTA)                        4,100         122,631
   Hawaiian Electric Industries, Inc.(DELTA)               4,800         133,824
   KeySpan Corporation                                    99,800       3,670,644
   Kinder Morgan, Inc.                                       800          76,928
   MCI, Inc.*                                             17,000         431,290
   MDU Resources Group, Inc.(DELTA)                        6,950         247,768
   National Fuel Gas Co.(DELTA)                            4,300         147,060
   NiSource, Inc.                                         15,700         380,725
   Nortel Networks Corporation*(DELTA)                 1,288,500       4,200,510
   Northeast Utilities                                    22,800         454,860
   NSTAR                                                   6,200         179,304
   NTL, Inc.*                                              4,900         327,320
   OGE Energy Corporation(DELTA)                           5,200         146,120
   Oneok, Inc.(DELTA)                                      6,100         207,522
   Pepco Holdings, Inc.                                   10,398         241,961
   PG&E Corporation                                       23,200         910,600
   Piedmont Natural Gas Co., Inc.(DELTA)                   3,100          78,027
   Pinnacle West Capital Corporation                       5,400         238,032
   PNM Resources, Inc.(DELTA)                              4,900         140,483
   PPL Corporation                                       270,700       8,751,731
   Progress Energy, Inc.(DELTA)                           16,300         729,425
   Progress Energy, Inc. Contingent Value
      Obligation*+                                         3,100           1,209
   Public Service Enterprise Group, Inc.(DELTA)           14,600         939,656
   Puget Energy, Inc.(DELTA)                               5,900         138,532
   Questar Corporation(DELTA)                              4,500         396,540
   Qwest Communications International, Inc.*              91,700         375,970
   SBC Communications, Inc.(DELTA)                       209,200       5,014,524
   SCANA Corporation(DELTA)                                6,600         278,784
   Sempra Energy                                          16,400         771,784
   Southern Co. (The)(DELTA)                              47,600       1,702,176
   Southern Union Co.*(DELTA)                              4,935         127,175
   Sprint Nextel Corporation                             143,884       3,421,562
   TECO Energy, Inc.                                      11,600         209,032
   Telephone & Data Systems, Inc.                          5,600         218,400
   TXU Corporation                                        45,200       5,102,176
   UGI Corporation                                         7,600         213,940
   US Cellular Corporation*                                  500          26,710
   Vectren Corporation(DELTA)                              4,500         127,575
   Verizon Communications, Inc.                          846,124      27,659,793
   Westar Energy, Inc.                                     5,100         123,063
   Western Gas Resources, Inc.(DELTA)                        900          46,107
   Wisconsin Energy Corporation                            7,000         279,440
   WPS Resources Corporation(DELTA)                        2,200         127,160
   Xcel Energy, Inc.                                      26,540         520,449
                                                                   -------------
                                                                     153,747,014
                                                                   -------------
TOTAL COMMON STOCK
(Cost $1,155,946,125)                                              1,399,565,661
                                                                   -------------

MONEY MARKET FUNDS -- 12.2%
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                           54,653,978      54,653,978
   Northern Institutional Liquid Assets
      Portfolio Section                              122,338,815     122,338,815
                                                                   -------------
TOTAL MONEY MARKET FUNDS
(Cost $176,992,793)                                                  176,992,793
                                                                   -------------

                                                              PAR
                                                          ----------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill
      3.21%, 12/01/05++++
(Cost $4,823,620)                                         $4,850,000   4,824,300
                                                                       ---------

                                                        SHARES
                                                        ------
PREFERRED STOCK - 0.0%
FINANCIAL SERVICES
   Simon Property Group, L.P. REIT 6.00%(DELTA)
(Cost $30,524)                                            570            35,967
                                                                 --------------
TOTAL INVESTMENTS -- 108.6%
(Cost $1,337,793,062)                                             1,581,418,721
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.6%)                    (125,728,000)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,455,690,721
                                                                 ==============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                        SHARES        VALUE
------------------                                      ---------   ------------
COMMON STOCK - 96.0%
AUTO & TRANSPORTATION - 1.5%
   Burlington Northern Santa Fe Corporation                90,765   $  5,427,747
   FedEx Corporation                                      160,058     13,945,854
   Union Pacific Corporation                               43,093      3,089,768
                                                                    ------------
                                                                      22,463,369
                                                                    ------------
CONSUMER DISCRETIONARY - 25.4%
   Amazon.com, Inc.*(DELTA)                               406,600     18,418,980
   Apollo Group, Inc. Class A*(DELTA)                     462,900     30,731,935
   Bed Bath & Beyond, Inc.*(DELTA)                        213,300      8,570,394
   Carnival Corporation                                   152,800      7,636,944
   Coach, Inc.*(DELTA)                                    146,000      4,578,560
   eBay, Inc.*                                          1,069,000     44,042,800
   Electronic Arts, Inc.*(DELTA)                          178,900     10,177,621
   Gillette Co. (The)                                     111,600      6,495,120
   Google, Inc.*                                          180,007     56,965,015
   Harman International Industries, Inc.(DELTA)            26,685      2,729,075
   Iron Mountain, Inc.*(DELTA)                            114,200      4,191,140
   Kohl's Corporation*                                    173,700      8,716,266
   Lowe's Cos., Inc.                                      485,846     31,288,482
   Marriott International, Inc. Class A(DELTA)            130,900      8,246,700
   Nike, Inc. Class B                                     105,000      8,576,400
   Penney (JC) Co., Inc.(DELTA)                           183,700      8,711,054
   Pixar, Inc.*(DELTA)                                    241,000     10,726,910
   Scripps Co. (E.W.) Class A(DELTA)                       95,000      4,747,150
   Starbucks Corporation*(DELTA)                          668,832     33,508,483
   Target Corporation                                     298,596     15,506,090
   Univision Communications, Inc. Class A*(DELTA)         160,000      4,244,800
   Wal-Mart Stores, Inc.                                  104,800      4,592,336
   XM Satellite Radio Holdings, Inc. Class A*(DELTA)      330,005     11,850,480
   Yahoo!, Inc.*                                          885,675     29,971,242
   Yum! Brands, Inc.(DELTA)                               166,235      8,047,436
                                                                    ------------
                                                                     383,271,413
                                                                    ------------
CONSUMER STAPLES - 5.6%
   CVS Corporation                                        166,527      4,830,948
   PepsiCo, Inc.                                          301,613     17,104,473
   Procter & Gamble Co.                                   455,446     27,080,819
   Walgreen Co.                                           688,552     29,917,585
   Wrigley (W.M.), Jr. Co.(DELTA)                          62,200      4,470,936
                                                                    ------------
                                                                      83,404,761
                                                                    ------------
FINANCIAL SERVICES - 12.3%
   AFLAC, Inc.                                            204,700      9,272,910
   American International Group, Inc.                     150,850      9,346,666
   Capital One Financial Corporation(DELTA)               244,200     19,418,784
   Chicago Mercantile Exchange Holdings, Inc.(DELTA)       63,807     21,522,101
   Citigroup, Inc.                                        168,700      7,679,224
   Commerce Bancorp, Inc.(DELTA)                          272,545      8,364,406
   Countrywide Financial Corporation(DELTA)               271,334      8,948,595
   Franklin Resources, Inc.(DELTA)                        107,000      8,983,720
   Genworth Financial, Inc. Class A                       105,525      3,402,126
   Goldman Sachs Group, Inc.                               15,207      1,848,867
   Lehman Brothers Holdings, Inc.                          27,033      3,148,804
   Merrill Lynch & Co., Inc.                              130,000      7,975,500
   Moody's Corporation(DELTA)                             220,800     11,278,464
   Progressive Corporation (The)(DELTA)                   301,118     31,548,133
   SLM Corporation                                        218,855     11,739,382
   UBS AG(DELTA)                                          113,673      9,719,042
   UCBH Holdings, Inc.(DELTA)                              81,344      1,490,222

   Zions Bancorporation(DELTA)                            125,000      8,901,250
                                                                    ------------
                                                                     184,588,196
                                                                    ------------
HEALTHCARE - 24.9%
   Abbott Laboratories                                    288,800     12,245,120
   Aetna, Inc.                                             99,700      8,588,158
   Allergan, Inc.(DELTA)                                  140,300     12,854,286
   American Pharmaceutical Partners, Inc.*(DELTA)          86,000      3,926,760
   Amgen, Inc.*                                           457,710     36,465,755
   Amylin Pharmaceuticals, Inc.*(DELTA)                    65,943      2,294,157
   Genentech, Inc.*                                     1,003,917     84,539,851
   Genzyme Corporation*                                   274,824     19,688,391
   Gilead Sciences, Inc.*(DELTA)                          148,000      7,216,480
   Health Net, Inc.*                                      132,300      6,260,436
   Intuitive Surgical, Inc.*(DELTA)                        49,900      3,657,171
   IVAX Corporation*(DELTA)                               169,400      4,465,384
   Johnson & Johnson                                      274,531     17,372,322
   Medtronic, Inc.(DELTA)                                 604,008     32,386,909
   Novartis AG ADR(DELTA)                                 130,225      6,641,475
   Patterson Cos., Inc.*(DELTA)                           137,900      5,520,137
   Pfizer, Inc.                                           168,900      4,217,433
   Quest Diagnostics, Inc.(DELTA)                         121,370      6,134,040
   Shire Pharmaceuticals Group PLC ADR(DELTA)             115,200      4,261,248
   Stryker Corporation(DELTA)                             198,800      9,826,684
   Teva Pharmaceutical Industries, Ltd. ADR(DELTA)        470,200     15,714,084
   UnitedHealth Group, Inc.                               726,176     40,811,091
   Varian Medical Systems, Inc.*(DELTA)                   103,095      4,073,283
   Wyeth                                                  167,400      7,745,598
   Zimmer Holdings, Inc.*                                 237,930     16,390,998
                                                                    ------------
                                                                     373,297,251
                                                                    ------------
INTEGRATED OILS - 1.3%
   ConocoPhillips                                         105,300      7,361,523
   ExxonMobil Corporation                                 182,868     11,619,433
                                                                    ------------
                                                                      18,980,956
                                                                    ------------
MATERIALS & PROCESSING - 0.2%
   St. Joe Co. (The)(DELTA)                                49,943      3,118,940
                                                                    ------------
OTHER - 2.1%
   General Electric Co.                                   950,607     32,006,938
                                                                    ------------
OTHER ENERGY - 2.2%
   Baker Hughes, Inc.(DELTA)                               96,200      5,741,216
   Canadian Natural Resources, Ltd.(DELTA)                177,249      8,009,882
   Halliburton Co.                                         80,937      5,545,803
   Noble Corporation(DELTA)                                75,000      5,134,500
   Peabody Energy Corporation                              19,324      1,629,979
   Schlumberger, Ltd.                                      51,600      4,354,008
   Smith International, Inc.                              100,350      3,342,659
                                                                    ------------
                                                                      33,758,047
                                                                    ------------
PRODUCER DURABLES - 3.6%
   Boeing Co. (The)                                       125,000      8,493,750
   Caterpillar, Inc.                                      243,503     14,305,802
   KB HOME                                                 50,105      3,667,686
   Lennar Corporation Class A(DELTA)                      107,713      6,436,929
   Lockheed Martin Corporation                             88,708      5,414,736
   MDC Holdings, Inc.                                      52,834      4,168,074
   Toll Brothers, Inc.*(DELTA)                             54,390      2,429,601
   United Technologies Corporation                        175,000      9,072,000
                                                                    ------------
                                                                      53,988,578
                                                                    ------------
TECHNOLOGY - 16.4%
   Adobe Systems, Inc.(DELTA)                             217,020      6,478,047
   Apple Computer, Inc.*                                  263,108     14,105,220
   Cisco Systems, Inc.*                                   302,900      5,430,997
   Corning, Inc.*                                         267,200      5,164,976
   Dell, Inc.*(DELTA)                                     759,700     25,981,739
   EMC Corporation*                                       402,400      5,207,056
   General Dynamics Corporation(DELTA)                     67,284      8,043,802
   Hewlett-Packard Co.                                    366,650     10,706,180

   Juniper Networks, Inc.*(DELTA)                      286,500        6,815,835
   Marvell Technology Group, Ltd.*(DELTA)              199,325        9,190,876
   Maxim Integrated Products, Inc.(DELTA)              270,180       11,523,177
   Microsoft Corporation                               380,500        9,790,265
   Motorola, Inc.                                      737,942       16,301,139
   NCR Corporation*                                    186,700        5,957,597
   Network Appliance, Inc.*(DELTA)                     472,225       11,210,622
   Oracle Corporation*                                 712,625        8,829,424
   Qualcomm, Inc.                                      954,209       42,700,852
   Red Hat, Inc.*(DELTA)                               369,400        7,827,586
   Sandisk Corporation*(DELTA)                         174,625        8,425,656
   Seagate Technology, Inc.+                             5,600                0
   Symantec Corporation*(DELTA)                        253,430        5,742,724
   Symbol Technologies, Inc.                               380            3,678
   Texas Instruments, Inc.(DELTA)                      312,725       10,601,378
   Xilinx, Inc.                                        345,300        9,616,605
                                                                 --------------
                                                                    245,655,431
                                                                 --------------
UTILITIES - 0.5%
   TXU Corporation                                      65,960        7,445,565
                                                                 --------------
TOTAL COMMON STOCK
(Cost $1,155,362,580)                                             1,441,979,445
                                                                 --------------

MONEY MARKET FUNDS - 16.9%
   GuideStone - Money Market Fund (GS4 Class)
      (INFINITY)                                    60,069,263       60,069,263
   Northern Institutional Liquid Assets
      Portfolio Section                            193,772,931      193,772,931
                                                                 --------------
TOTAL MONEY MARKET FUNDS
(Cost $253,842,194)                                                 253,842,194
                                                                 --------------

                                                       PAR
                                                  ------------
U.S. TREASURY OBLIGATIONS - 0.3%
     U.S. Treasury Bills
        3.21%, 12/01/05++++                       $  3,500,000        3,481,453
        3.46%, 12/01/05++++                            700,000          696,291
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,176,863)                                                     4,177,744
                                                                 --------------

TOTAL INVESTMENTS -- 113.2%
(Cost $1,413,381,637)                                             1,699,999,383
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.2%)                   (198,252,724)
                                                                 --------------
NET ASSETS -- 100.0%                                             $1,501,746,659
                                                                 ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                          SHARES      VALUE
------------------                                         -------   -----------
COMMON STOCK - 95.7%
AUTO & TRANSPORTATION - 3.8%
   Arkansas Best Corporation(DELTA)                         30,600   $ 1,067,022
   Autoliv, Inc.                                            37,400     1,626,900
   CNF, Inc.                                                19,400     1,018,500
   Dana Corporation(DELTA)                                  23,700       223,017
   Excel Maritime Carriers, Ltd.*(DELTA)                    26,720       429,123
   ExpressJet Holdings, Inc.*(DELTA)                        77,600       696,072
   Genesee & Wyoming, Inc. Class A*(DELTA)                  15,200       481,840
   Noble International, Ltd.(DELTA)                          6,500       157,040
   Old Dominion Freight Line, Inc.*(DELTA)                  27,975       936,883
   OMI Corporation(DELTA)                                   93,700     1,674,419
   Pacer International, Inc.                                31,000       817,160
   Republic Airways Holdings, Inc.*(DELTA)                  63,148       903,648
   Sea Containers, Ltd. Class A(DELTA)                      54,100       634,052
   Teekay Shipping Corporation(DELTA)                       32,400     1,394,820
   Tenneco Automotive, Inc.*(DELTA)                         31,400       549,814
   Titan International, Inc.(DELTA)                         19,700       270,481
   TRW Automotive Holdings Corporation*                     56,100     1,645,974
   Tsakos Energy Navigation, Ltd.(DELTA)                    18,500       666,370
   UTI Worldwide, Inc.(DELTA)                               24,350     1,891,995
   Vitran Corporation, Inc.*(DELTA)                         59,761       969,323
   Wabash National Corporation(DELTA)                       92,592     1,820,359
   Winnebago Industries, Inc.(DELTA)                        22,600       654,722
                                                                     -----------
                                                                      20,529,534
                                                                     -----------
CONSUMER DISCRETIONARY - 15.4%
   A.C. Moore Arts & Crafts, Inc.*(DELTA)                   22,100       423,878
   Aaron Rents, Inc.(DELTA)                                 26,750       565,763
   Advance Auto Parts, Inc.*                                10,450       404,206
   Advisory Board Co. (The)*(DELTA)                         17,500       910,700
   American Woodmark Corporation(DELTA)                      4,800       161,280
   aQuantive, Inc.*(DELTA)                                   8,500       171,105
   BJ's Wholesale Club, Inc.*                               21,400       594,920
   Blyth, Inc.(DELTA)                                        6,400       142,656
   Brinker International, Inc.                              15,100       567,156
   Carmike Cinemas, Inc.(DELTA)                              8,500       194,990
   CEC Entertainment, Inc.*(DELTA)                          28,400       901,984
   Central Garden & Pet Co.*                                27,300     1,235,325
   Children's Place Retail Stores, Inc.*(DELTA)             18,800       670,032
   Citadel Broadcasting Corporation*(DELTA)                 16,200       222,426
   Coinstar, Inc.*(DELTA)                                   25,100       464,601
   Computer Learning Centers*                               24,439             2
   Corinthian Colleges, Inc.*(DELTA)                        52,200       692,694
   Corporate Executive Board Co.                            25,200     1,965,096
   CoStar Group, Inc.*(DELTA)                               29,750     1,389,920
   CRA International, Inc.*(DELTA)                           8,900       371,041
   Ctrip.com International, Ltd. ADR(DELTA)                 11,700       749,736
   Darden Restaurants, Inc.                                 20,600       625,622
   Dave & Buster's, Inc.*(DELTA)                           115,573     1,542,900
   Deckers Outdoor Corporation*(DELTA)                      31,100       748,266
   Dex Media, Inc.                                           7,000       194,530
   Domino's Pizza, Inc.(DELTA)                              26,600       620,312
   DTS, Inc.*(DELTA)                                        13,450       226,498
   EarthLink, Inc.*(DELTA)                                 103,100     1,103,170
   Educate, Inc.*(DELTA)                                    38,900       583,500
   Education Management Corporation*                        93,700     3,020,888
   Entercom Communications Corporation*                     25,400       802,386
   Entravision Communications Corporation
      Class A*(DELTA)                                      205,458     1,616,954

   Furniture Brands International, Inc.(DELTA)              34,100       614,823
   GameStop Corporation*(DELTA)                             13,200       415,404
   Gaylord Entertainment Co.*                               18,200       867,230
   Global Imaging Systems, Inc.*(DELTA)                     54,759     1,864,544
   GSI Commerce, Inc.*(DELTA)                               12,850       255,715
   Guitar Center, Inc.*                                      8,300       458,243
   Handleman Co.(DELTA)                                     25,500       322,065
   Harris Interactive, Inc.*(DELTA)                        213,044       909,698
   Helen of Troy, Ltd.*(DELTA)                              36,300       749,232
   Herbalife, Ltd.*                                         34,400     1,036,816
   Hibbett Sporting Goods, Inc.*                            12,900       287,025
   Heidrick & Struggles International, Inc.*(DELTA)         31,500     1,019,970
   Hot Topic, Inc.*                                         20,600       316,416
   Insight Enterprises, Inc.*(DELTA)                        76,200     1,417,320
   Inter Parfums, Inc.(DELTA)                               22,500       443,025
   Jack in the Box, Inc.*                                   29,100       870,381
   Jackson Hewitt Tax Service, Inc.                         27,900       667,089
   Jakks Pacific, Inc.*(DELTA)                              15,900       258,057
   K-Swiss, Inc. Class A(DELTA)                             26,700       789,519
   Life Time Fitness, Inc.*(DELTA)                          17,600       583,264
   Lions Gate Entertainment Corporation*(DELTA)             48,600       463,644
   Marchex, Inc. Class B*(DELTA)                            33,600       556,416
   MarineMax, Inc.*                                         10,800       275,292
   Marvel Entertainment, Inc.*(DELTA)                       32,900       587,923
   Monro Muffler Brake, Inc.(DELTA)                         18,000       472,860
   MSC Industrial Direct Co., Inc. Class A                   7,000       232,190
   MWI Veterinary Supply, Inc.*                             21,700       432,915
   Navigant Consulting, Inc.*                               22,100       423,436
   Netflix, Inc.*(DELTA)                                    27,400       712,126
   Novatel, Inc.*(DELTA)                                    12,200       321,348
   Oakley, Inc.*(DELTA)                                     35,400       613,836
   Outdoor Channel Holdings, Inc.*(DELTA)                   27,100       399,996
   Oxford Industries, Inc.(DELTA)                            9,100       410,592
   Pantry, Inc.*(DELTA)                                     32,400     1,210,788
   Parlux Fragrances, Inc.*(DELTA)                           7,500       218,550
   Payless ShoeSource, Inc.*(DELTA)                         50,400       876,960
   Perry Ellis International, Inc.*(DELTA)                  25,600       556,544
   Phillips-Van Heusen Corporation(DELTA)                   22,800       707,256
   Quicksilver, Inc.*                                       28,000       404,600
   Radio One, Inc. Class D*                                 53,500       703,525
   Rare Hospitality International, Inc.*(DELTA)             14,950       384,215
   Red Robin Gourmet Burgers, Inc.*(DELTA)                  13,000       595,920
   Regent Communications, Inc.*(DELTA)                     248,222     1,305,648
   Resources Connection, Inc.*(DELTA)                       82,900     2,456,327
   Rocky Shoes and Boots, Inc.*(DELTA)                       5,100       145,860
   Rush Enterprises, Inc. Class A*(DELTA)                   53,281       814,134
   Russell Corporation(DELTA)                               19,000       266,760
   SCP Pool Corporation(DELTA)                              84,625     2,955,951
   Select Comfort Corporation*(DELTA)                      203,157     4,059,076
   Shaw Communications, Inc. Class B                        56,900     1,193,193
   SM&A*(DELTA)                                            203,683     1,794,447
   Source Interlink Cos., Inc.*(DELTA)                      51,200       566,272
   Sports Authority, Inc. (The)*(DELTA)                     25,300       744,832
   Sportsman's Guide, Inc.*                                  6,500       177,450
   Stanley Furniture Co., Inc.(DELTA)                       28,700       751,653
   Steiner Leisure, Ltd.*                                   20,300       689,591
   Strayer Education, Inc.                                   6,700       633,284
   Tempur-Pedic International, Inc.*(DELTA)                 21,300       252,192
   Texas Roadhouse, Inc. Class A*(DELTA)                    19,400       289,060
   THQ, Inc.*(DELTA)                                        31,800       677,976
   Too, Inc.*                                               46,900     1,286,467
   Toro Co.                                                 54,400     1,999,744
   Tractor Supply Co.*                                      10,900       497,585
   TRX, Inc.*(DELTA)                                        49,100       446,810
   Tuesday Morning Corporation                              44,600     1,153,802
   UniFirst Corporation                                     13,600       476,952

   United Natural Foods, Inc.*(DELTA)                       42,200     1,492,192
   United Online, Inc.(DELTA)                               71,700       993,045
   United Stationers, Inc.*                                  3,100       148,366
   Universal Electronics, Inc.*(DELTA)                      74,785     1,293,033
   Universal Technical Institute, Inc.*(DELTA)               7,500       267,075
   Valueclick, Inc.*(DELTA)                                 31,600       540,044
   Ventiv Health, Inc.*                                     14,200       372,182
   Warnaco Group, Inc. (The)*                               67,520     1,479,363
   WESCO International, Inc.*                               31,600     1,070,292
   West Corporation*                                        37,700     1,409,603
                                                                      ----------
                                                                      84,291,566
                                                                      ----------
CONSUMER STAPLES - 1.8%
   Chiquita Brands International, Inc.                      13,800       385,710
   Flowers Foods, Inc.(DELTA)                               45,000     1,227,600
   J & J Snack Foods Corporation                            36,276     2,096,753
   John B. Sanfillippo & Son*(DELTA)                        34,900       610,750
   Long's Drug Stores Corporation(DELTA)                    14,500       621,905
   Nash Finch Co.(DELTA)                                    11,400       480,966
   NBTY, Inc.*                                               9,100       213,850
   Pilgrim's Pride Corporation(DELTA)                       24,200       880,880
   Ruddick Corporation(DELTA)                               27,300       629,265
   Sanderson Farms, Inc.                                    26,400       981,024
   SUPERVALU, Inc.                                          47,600     1,481,312
                                                                      ----------
                                                                       9,610,015
                                                                      ----------
FINANCIAL SERVICES - 20.8%
   A.G. Edwards, Inc.(DELTA)                                36,800     1,612,208
   Accredited Home Lenders Holding Co.*(DELTA)              50,400     1,772,064
   Affiliated Managers Group, Inc.*(DELTA)                  19,900     1,441,158
   Alliance Data Systems Corporation*                       97,300     3,809,294
   Allmerica Financial Corporation*                         16,600       682,924
   American Home Mortgage Investment Corporation
      REIT(DELTA)                                           29,500       893,850
   American Safety Insurance Holdings, Ltd.*(DELTA)          7,200       124,128
   AmeriCredit Corporation*(DELTA)                          35,600       849,772
   Argonaut Group, Inc.*(DELTA)                             33,000       891,330
   Assurant, Inc.                                           21,400       814,484
   Assured Guaranty, Ltd.                                   40,200       961,986
   Asta Funding, Inc.(DELTA)                                40,200     1,220,472
   Axis Capital Holdings, Ltd.(DELTA)                       46,300     1,320,013
   Banco Latinoamericano de Exportaciones SA(DELTA)         53,400       906,732
   Bank of Hawaii Corporation                               27,800     1,368,316
   Brookline Bancorp, Inc.(DELTA)                          108,423     1,715,252
   Cardinal Financial Corporation*(DELTA)                   51,200       494,080
   CB Richard Ellis Group, Inc. Class A*                    25,600     1,259,520
   CCC Information Services Group*(DELTA)                   32,600       851,838
   City National Corporation                                15,700     1,100,413
   Cohen & Steers, Inc.(DELTA)                              36,000       720,000
   Colonial BancGroup, Inc.                                 27,900       624,960
   Commerce Bancshares, Inc.(DELTA)                         21,725     1,118,403
   Commerce Group, Inc.                                     10,800       626,616
   CompuCredit Corporation*(DELTA)                          23,600     1,048,312
   Corus Bankshares, Inc.(DELTA)                            20,100     1,102,083
   CVB Financial Corporation(DELTA)                         35,746       664,876
   Digital Insight Corporation*                             12,600       328,356
   Donegal Group, Inc. Class A(DELTA)                        6,133       133,086
   Doral Financial Corporation(DELTA)                       75,100       981,557
   Downey Financial Corporation(DELTA)                      20,500     1,248,450
   Dun & Bradstreet Corporation*                            18,700     1,231,769
   Eaton Vance Corporation(DELTA)                           48,200     1,196,324
   Endurance Specialty Holdings, Ltd.                       29,000       989,190
   Euronet Worldwide, Inc.*(DELTA)                          22,300       659,857
   Fair Isaac & Co., Inc.(DELTA)                            35,800     1,603,840
   Fieldstone Investment Corporation REIT(DELTA)            20,200       235,532
   First Acceptance Corporation*(DELTA)                     26,911       272,070
   First American Corporation                               38,700     1,767,429

   First Bancorp Puerto Rico(DELTA)                         90,300     1,527,876
   First Cash Financial Services, Inc.*                     39,600     1,042,272
   FirstFed Financial Corporation*(DELTA)                   39,800     2,141,638
   Flagstar Bancorp, Inc.(DELTA)                            13,400       215,740
   Fremont General Corporation(DELTA)                      109,600     2,392,568
   Global Payments, Inc.                                    23,600     1,834,192
   Hanmi Financial Corporation                              29,459       528,789
   HCC Insurance Holdings, Inc.                            123,735     3,530,160
   HealthExtras, Inc.*(DELTA)                               24,800       530,224
   Henry (Jack) & Associates, Inc.(DELTA)                   65,200     1,264,880
   Hilb, Rogal & Hobbs Co.(DELTA)                           82,282     3,070,764
   Horace Mann Educators Corporation(DELTA)                 32,400       640,872
   Huron Consulting Group, Inc.*(DELTA)                     22,100       592,722
   Independence Community Bank Corporation                  23,200       790,888
   IndyMac Bancorp, Inc.(DELTA)                             36,900     1,460,502
   Infinity Property & Casualty Corporation                 30,300     1,063,227
   Investment Technology Group, Inc.*                       49,600     1,468,160
   Investors Financial Services Corporation(DELTA)          48,000     1,579,200
   iPayment, Inc.*                                          10,800       408,672
   ITLA Capital Corporation*                                 3,000       157,470
   Jefferies Group, Inc.(DELTA)                             20,300       884,065
   John H. Harland Co.                                      32,000     1,420,800
   Jones Lang LaSalle, Inc.                                 26,900     1,239,014
   Kingsway Financial Services, Inc.(DELTA)                  6,700       120,600
   LandAmerica Financial Group, Inc.(DELTA)                 22,100     1,428,765
   Markel Corporation*                                       4,700     1,553,350
   Max Re Capital, Ltd.(DELTA)                              38,900       964,331
   Meadowbrook Insurance Group, Inc.*(DELTA)                25,600       143,360
   Metris Cos., Inc.*                                       77,200     1,129,436
   Municipal Mortgage & Equity LLC(DELTA)                   42,500     1,061,225
   National Financial Partners Corporation                   7,800       352,092
   National Interstate Corporation                          12,700       219,710
   Navigators Group, Inc.*                                   6,100       227,652
   New Century Financial Corporation REIT(DELTA)            19,300       700,011
   North Pointe Holdings Corporation*                       45,100       561,495
   Nuveen Investments, Inc. Class A(DELTA)                  17,400       685,386
   Ohio Casualty Corporation                               110,171     2,987,838
   optionsXpress Holdings, Inc.(DELTA)                      39,900       759,696
   Philadelphia Consolidated Holding Corporation*            4,100       348,090
   Phoenix Cos., Inc.(DELTA)                                40,500       494,100
   Platinum Underwriters Holdings, Ltd.(DELTA)              47,200     1,410,808
   PMI Group, Inc. (The)(DELTA)                             44,500     1,774,215
   Portfolio Recovery Associates, Inc.*(DELTA)              17,100       738,378
   Primus Guaranty, Ltd.*(DELTA)                            67,200       731,136
   PrivateBancorp, Inc.(DELTA)                              31,361     1,075,055
   Provident Financial Holdings, Inc.                       10,800       302,940
   Providian Financial Corporation*(DELTA)                  19,700       348,296
   PXRE Group, Ltd.(DELTA)                                  12,000       161,520
   Quanta Capital Holdings, Ltd.*(DELTA)                    65,400       392,400
   R&G Financial Corporation Class B                        68,200       937,750
   Radian Group, Inc.                                       57,400     3,047,940
   Republic First Bancorp, Inc.*                            20,892       258,225
   Ryder System, Inc.                                       25,400       869,188
   Saxon Capital, Inc. REIT(DELTA)                          18,900       223,965
   Stancorp Financial Group, Inc.                            8,200       690,440
   Stewart Information Services Corporation(DELTA)          24,100     1,233,920
   Texas Capital Bancshares, Inc.*(DELTA)                   40,900       865,035
   Texas United Bancshares, Inc.(DELTA)                     12,537       245,224
   TierOne Corporation(DELTA)                               39,900     1,049,769
   TNS, Inc.*                                               10,500       254,625
   UCBH Holdings, Inc.(DELTA)                               51,400       941,648
   UICI(DELTA)                                              49,400     1,778,400
   United America Indemnity, Ltd. Class A*                  14,100       258,735
   United Fire & Casualty Co.(DELTA)                        26,500     1,195,415
   USI Holdings Corporation*(DELTA)                        197,987     2,571,851
   W Holding Co., Inc.                                      35,400       338,424

   Webster Financial Corporation                            19,500       876,720
   Wilmington Trust Corporation                             16,900       616,005
   Wintrust Financial Corporation                           11,100       557,886
   World Acceptance Corporation*(DELTA)                     48,500     1,232,385
   Wright Express Corporation*(DELTA)                       45,700       986,663
   Zenith National Insurance Corporation(DELTA)             18,900     1,184,841
                                                                     -----------
                                                                     113,314,178
                                                                     -----------
HEALTHCARE - 12.5%
   Adeza Biomedical Corporation*                            30,400       529,264
   Alpharma, Inc. Class A(DELTA)                            50,300     1,250,961
   Amedisys, Inc.*(DELTA)                                   53,500     2,086,500
   America Service Group, Inc.*(DELTA)                      12,466       206,811
   American Dental Partners, Inc.*                          22,000       746,240
   American Healthways, Inc.*(DELTA)                         8,950       379,480
   AMERIGROUP Corporation*                                  16,000       305,920
   Analogic Corporation(DELTA)                               7,300       367,993
   Angiotech Pharmaceuticals, Inc.*(DELTA)                  22,500       315,450
   Arqule, Inc.*(DELTA)                                     30,600       239,598
   Arthrocare Corporation*(DELTA)                           12,550       504,761
   Aspreva Pharmaceuticals Corporation*(DELTA)              20,000       285,200
   Bio-Rad Laboratories, Inc. Class A*(DELTA)               18,400     1,011,816
   BioMarin Pharmaceuticals, Inc.*(DELTA)                   65,000       567,450
   Biosite, Inc.*(DELTA)                                     8,900       550,554
   Biovail Corporation*(DELTA)                              29,700       694,089
   Cantel Medical Corporation*                               8,000       168,320
   Cell Genesys, Inc.*(DELTA)                               24,200       132,616
   Centene Corporation*(DELTA)                              18,000       450,540
   Charles River Laboratories International, Inc.*          11,600       505,992
   Chattem, Inc.*                                           16,100       571,550
   China Medical Technologies, Inc. ADR*                    15,900       349,959
   Connetics Corporation*(DELTA)                            28,100       475,171
   Curis, Inc.*(DELTA)                                      99,600       457,164
   CV Therapeutics, Inc.*(DELTA)                            28,000       749,000
   Dade Behring Holdings, Inc.                              39,000     1,429,740
   DaVita, Inc.*                                            52,900     2,437,103
   Discovery Partners International, Inc.*                  30,200        97,244
   DJ Orthopedics, Inc.*(DELTA)                             42,400     1,227,056
   Eclipsys Corporation*                                    47,600       849,184
   Enzon Pharmaceuticals, Inc.*                             32,500       215,475
   ev3, Inc.*(DELTA)                                        23,000       431,250
   Five Star Quality Care, Inc.*+                            2,086             0
   Genitope Corporation*(DELTA)                             28,700       199,178
   Guilford Pharmaceuticals, Inc.*(DELTA)                   92,300       336,895
   Haemonetics Corporation*                                 13,300       632,149
   Icon PLC ADR*(DELTA)                                     48,975     2,448,749
   ICU Medical, Inc.*(DELTA)                                74,190     2,133,704
   Immucor, Inc.*                                           24,000       658,560
   Integra LifeSciences Holdings Corporation*(DELTA)        14,500       554,770
   Intralase Corporation*(DELTA)                            20,400       300,084
   Intuitive Surgical, Inc.*(DELTA)                          7,300       535,017
   IRIS International, Inc.*(DELTA)                         17,500       322,700
   Kensey Nash Corporation*(DELTA)                          61,300     1,879,458
   King Pharmaceuticals, Inc.*                             107,600     1,654,888
   Kyphon, Inc.*                                            34,200     1,502,748
   LCA-Vision, Inc.(DELTA)                                  59,010     2,190,451
   Ligand Pharmaceuticals, Inc. Class B*(DELTA)             26,500       242,475
   Magellan Health Services, Inc.*                          28,000       984,200
   Matria Healthcare, Inc.*(DELTA)                           8,800       332,200
   Medarex, Inc.*(DELTA)                                   161,800     1,540,336
   Medicines Co.*(DELTA)                                    38,250       880,133
   MGI Pharma, Inc.*                                         8,000       186,480
   Nektar Therapeutics*(DELTA)                              67,400     1,142,430
   Neurometrix, Inc.*(DELTA)                                12,400       369,148
   OCA, Inc.*(DELTA)                                        93,800       140,700
   Odyssey HealthCare, Inc.*(DELTA)                         24,900       422,553

   Option Care, Inc.(DELTA)                                120,091     1,758,132
   Orthofix International NV*(DELTA)                        27,600     1,203,360
   Owens & Minor, Inc.(DELTA)                               22,600       663,310
   Par Pharmaceutical Cos., Inc.*(DELTA)                    66,222     1,762,830
   Pediatrix Medical Group, Inc.*                           23,900     1,835,998
   Pharmacyclics, Inc.*(DELTA)                              27,000       243,540
   Pharmion Corporation*(DELTA)                             24,800       540,888
   PolyMedica Corporation                                   25,905       905,121
   Protein Design Labs, Inc.*                               33,000       924,000
   Psychiatric Solutions, Inc.*                             12,300       667,029
   QLT, Inc.*(DELTA)                                        96,800       742,456
   Radiation Therapy Services, Inc.*(DELTA)                 32,500     1,035,450
   Regeneron Pharmaceuticals, Inc.*(DELTA)                  25,100       238,199
   RehabCare Group, Inc.*                                    5,700       116,964
   Respironics, Inc.*                                       33,600     1,417,248
   Savient Pharmaceuticals, Inc.*                           96,500       363,805
   Shamir Optical Industry, Ltd.*                           20,100       204,015
   Sierra Health Services, Inc.*                            10,700       736,909
   Stereotaxis, Inc.*(DELTA)                                70,200       520,182
   Stericycle, Inc.*(DELTA)                                 28,400     1,623,060
   Steris Corporation                                        4,200        99,918
   SuperGen, Inc.*(DELTA)                                   33,000       207,900
   SurModics, Inc.*(DELTA)                                  20,900       808,621
   Symmetry Medical, Inc.*(DELTA)                           54,600     1,294,020
   Syneron Medical, Ltd.*(DELTA)                             9,900       361,746
   Tanox, Inc.*(DELTA)                                      23,600       345,740
   Techne Corporation*                                      14,300       814,814
   TriPath Imaging, Inc.*(DELTA)                           120,589       851,358
   United Surgical Partners International, Inc.*(DELTA)     17,750       694,203
   VCA Antech, Inc.*                                        77,900     1,988,008
   Ventana Medical Systems*(DELTA)                          26,400     1,005,048
   WellCare Health Plans, Inc.*(DELTA)                       5,500       203,775
                                                                     -----------
                                                                      68,357,104
                                                                     -----------
INTEGRATED OILS - 0.2%
   Giant Industries, Inc.*(DELTA)                           22,400     1,311,296
   Petrocorp, Inc. Escrow Shares*+                             500             0
                                                                     -----------
                                                                       1,311,296
                                                                     -----------
MATERIALS & PROCESSING - 9.9%
   Agrium, Inc.(DELTA)                                      56,700     1,245,699
   Aleris International, Inc.*(DELTA)                       30,000       823,500
   AptarGroup, Inc.                                         29,100     1,449,471
   Armor Holdings, Inc.*(DELTA)                             20,400       877,404
   Beacon Roofing Supply, Inc.*(DELTA)                      69,978     2,286,181
   Bluegreen Corporation*(DELTA)                            10,000       176,500
   Building Materials Holding Corporation(DELTA)            13,600     1,267,384
   Century Aluminum Co.*(DELTA)                             39,200       881,216
   Chaparral Steel, Co.*(DELTA)                             15,600       393,432
   Chicago Bridge & Iron Co. NV                             37,000     1,150,330
   Cleveland-Cliffs, Inc.(DELTA)                            26,401     2,299,791
   Commercial Metals Co.(DELTA)                             89,236     3,010,822
   DHB Industries, Inc.*(DELTA)                             23,100        96,789
   Drew Industries, Inc.*                                   11,400       294,234
   Eagle Materials, Inc.(DELTA)                              6,800       825,316
   ElkCorp(DELTA)                                           81,562     2,917,473
   Energizer Holdings, Inc.*                                10,700       606,690
   Energy Conversion Devices, Inc.*(DELTA)                   7,800       350,064
   Forest City Enterprises, Inc. Class A(DELTA)             26,600     1,013,460
   Gibraltar Industries, Inc.(DELTA)                        42,072       962,187
   Griffon Corporation*(DELTA)                              35,200       865,920
   H.B. Fuller Co.(DELTA)                                   36,200     1,125,096
   Hexcel Corporation*(DELTA)                              125,572     2,296,712
   Hughes Supply, Inc.                                      58,500     1,907,100
   Infrasource Services, Inc.*(DELTA)                       35,900       522,345
   Interline Brands, Inc.*                                   7,800       163,878
   IPSCO, Inc.                                              19,900     1,422,651

   Lone Star Technologies, Inc.*(DELTA)                      17,900      995,061
   Maverick Tube Corporation*(DELTA)                         32,400      972,000
   Methanex Corporation(DELTA)                              106,400    1,582,168
   Minerals Technologies, Inc.(DELTA)                         3,000      171,630
   Mobile Mini, Inc.*(DELTA)                                 32,800    1,421,880
   Quanex Corporation                                        22,300    1,476,706
   RBC Bearings, Inc.*                                       36,200      577,390
   Reliance Steel & Aluminum Co.(DELTA)                      41,500    2,196,595
   Royal Group Technologies, Ltd.*                           16,700      167,835
   Ryerson Tull, Inc.(DELTA)                                 70,100    1,493,130
   Silgan Holdings, Inc.(DELTA)                              13,800      458,988
   St. Joe Co. (The)                                         18,700    1,167,815
   Steel Dynamics, Inc.(DELTA)                               42,400    1,439,904
   Symyx Technologies*(DELTA)                                21,200      553,744
   Terra Industries, Inc.*(DELTA)                           107,000      711,550
   Texas Industries, Inc.                                    14,800      805,120
   Timken Co.(DELTA)                                         47,200    1,398,536
   Trammell Crow Co.*(DELTA)                                 76,200    1,880,616
   Watsco, Inc.                                              50,452    2,679,506
   Wellman, Inc.(DELTA)                                      82,400      521,592
                                                                      ----------
                                                                      53,903,411
                                                                      ----------

OTHER - 0.3%
   Ritchie Bros. Auctioneers, Inc.                           13,200      580,668
   Walter Industries, Inc.(DELTA)                            27,100    1,325,732
                                                                      ----------
                                                                       1,906,400
                                                                      ----------

OTHER ENERGY - 6.3%
   Alon USA Energy, Inc.*                                    20,200      487,830
   Carrizo Oil & Gas, Inc.*(DELTA)                           14,400      421,920
   Denbury Resources, Inc.*                                  34,100    1,720,004
   Encore Acquisition Co.*                                   26,250    1,019,813
   Energy Partners, Ltd.*(DELTA)                             44,300    1,383,046
   Forest Oil Corporation*                                   10,000      521,000
   Foundation Coal Holdings, Inc.(DELTA)                     17,300      665,185
   Grey Wolf, Inc.*(DELTA)                                  177,492    1,496,258
   Hydril Co.*                                                9,400      645,216
   Key Energy Services, Inc.*                                40,503      600,254
   KFX, Inc.*(DELTA)                                         25,100      429,712
   Massey Energy Co.(DELTA)                                  87,226    4,454,631
   NRG Energy, Inc.*                                         39,200    1,669,920
   Oil States International, Inc.*(DELTA)                     8,300      301,373
   PetroKazakhstan, Inc.(DELTA)                              24,900    1,355,307
   Petroquest Energy, Inc.*                                  35,900      374,796
   Pioneer Drilling Co.*                                     28,600      558,272
   Plains Exploration & Production Co.*                       8,800      376,816
   Pride International, Inc.*                               127,596    3,637,762
   Quicksilver Resources, Inc.*                              22,400    1,070,496
   Remington Oil & Gas Corporation*                          29,200    1,211,800
   Stone Energy Corporation*                                 10,600      647,024
   Tesoro Corporation                                        12,400      833,776
   TODCO Class A                                             35,000    1,459,850
   Toreador Resources Corporation*(DELTA)                    15,800      559,320
   Unit Corporation*                                         46,350    2,562,228
   Universal Compression Holdings, Inc.*                     31,000    1,232,870
   Veritas DGC, Inc.*(DELTA)                                 43,400    1,589,308
   W-H Energy Services, Inc.*                                22,100      716,482
   Warren Resources, Inc.*(DELTA)                            24,900      417,075
                                                                      ----------
                                                                      34,419,344
                                                                      ----------

PRODUCER DURABLES - 9.0%
   Actuant Corporation Class A(DELTA)                        86,934    4,068,510
   Advanced Energy Industries, Inc.*(DELTA)                  45,500      489,580
   AGCO Corporation*(DELTA)                                  56,600    1,030,120
   Alamo Group, Inc.(DELTA)                                  24,700      489,554
   Allied Defense Group, Inc. (The)*                         16,400      369,820
   Argon ST, Inc.*(DELTA)                                    19,000      557,460
   Arris Group, Inc.*(DELTA)                                 94,900    1,125,514

   Astec Industries, Inc.*                                    3,450       97,946
   ASV, Inc.*(DELTA)                                         13,050      295,583
   ATMI, Inc.*(DELTA)                                        26,300      815,300
   Beazer Homes USA, Inc.(DELTA)                             40,300    2,364,401
   Blount International, Inc. Class A*                       11,400      201,096
   Bucyrus International, Inc. Class A                       10,900      535,517
   Centex Corporation                                        25,648    1,656,348
   Cognex Corporation                                        28,000      841,960
   Cummins, Inc.                                             18,400    1,619,016
   Cymer, Inc.*                                              19,900      623,268
   Dionex Corporation*(DELTA)                                15,600      846,300
   ESCO Technologies, Inc.*                                   6,250      312,938
   Faro Technologies, Inc.*(DELTA)                           18,100      352,769
   General Cable Corporation*(DELTA)                          8,600      144,480
   Genlyte Group, Inc.*(DELTA)                               49,176    2,364,382
   Headwaters, Inc.*(DELTA)                                  24,400      912,560
   HNI Corporation                                           20,400    1,228,488
   Hovnanian Enterprises, Inc. Class A*(DELTA)               10,700      547,840
   Itron, Inc.*                                              14,700      671,202
   Joy Global, Inc.                                          19,100      963,786
   KB HOME                                                   18,200    1,332,240
   Littelfuse, Inc.*                                         28,100      790,453
   M/I Homes, Inc.(DELTA)                                    35,000    1,899,100
   Magnetek, Inc.*                                           33,800      114,244
   Manitowoc Co., Inc.                                       13,200      663,300
   Measurement Specialties, Inc.*(DELTA)                     97,500    2,067,000
   Meritage Homes Corporation*                               20,900    1,602,194
   MTC Technologies, Inc.*(DELTA)                            24,000      767,520
   Orbital Sciences Corporation*(DELTA)                      62,400      780,000
   Orleans Homebuilders, Inc.(DELTA)                         32,300      795,872
   Photon Dynamics, Inc.*(DELTA)                             31,800      608,970
   Polycom, Inc.*                                            15,100      244,167
   Rofin-Sinar Technologies, Inc.*                            7,000      265,930
   Roper Industries, Inc.                                    13,400      526,486
   Rudolph Technologies, Inc.*                               24,700      332,709
   Ryland Group, Inc.                                        52,232    3,573,713
   Sonic Solutions*(DELTA)                                   30,200      649,300
   Spectralink Corporation(DELTA)                            49,000      624,750
   Standard-Pacific Corporation                              59,000    2,449,090
   Technical Olympic USA, Inc.(DELTA)                         9,200      240,672
   Varian Semiconductor Equipment Associates,
      Inc.*(DELTA)                                           11,700      495,729
   VistaPrint, Ltd.*                                            900       13,725
   William Lyon Homes, Inc.*(DELTA)                           9,000    1,396,800
   Williams Scotsman International, Inc.*                    25,100      401,600
   X-Rite, Inc.(DELTA)                                       90,855    1,126,602
                                                                      ----------
                                                                      49,287,904
                                                                      ----------

TECHNOLOGY - 11.8%
   @Road, Inc.*                                              36,500      167,535
   Aeroflex, Inc.*(DELTA)                                    43,700      409,032
   Alliance Semiconductor Corporation*(DELTA)                95,900      281,946
   Alvarion, Ltd.*(DELTA)                                    58,400      475,960
   American Reprographics Co.*                               36,400      622,440
   Anaren, Inc.*                                             45,000      634,500
   Ansys, Inc.*                                              18,800      723,612
   Anteon International Corporation*                         44,000    1,881,440
   Atheros Communications, Inc.*(DELTA)                      74,300      725,168
   Avid Technology, Inc.*(DELTA)                             29,000    1,200,600
   Avnet, Inc.*(DELTA)                                       47,900    1,171,155
   Avocent Corporation*                                      17,000      537,880
   CACI International, Inc. Class A*                         25,257    1,530,574
   CallWave, Inc.*(DELTA)                                    27,400      109,874
   Catapult Communications Corporation*(DELTA)               20,900      383,306
   Coherent, Inc.*                                           12,100      354,288
   CommScope, Inc.*(DELTA)                                   32,700      567,018
   Compuware Corporation*                                   144,200    1,369,900

   Comtech Telecommunications Corporation*(DELTA)            18,700      775,489
   CSG Systems International,  Inc.*(DELTA)                  86,000    1,867,060
   Cypress Semiconductor Corporation*(DELTA)                 25,300      380,765
   Digital River, Inc.*(DELTA)                               23,200      808,520
   Emageon, Inc.*(DELTA)                                     44,900      608,844
   Epicor Software Corporation*                              53,600      696,800
   Equinix, Inc.*(DELTA)                                     22,450      935,043
   F5 Networks, Inc.*(DELTA)                                 12,100      525,987
   Filenet Corporation*(DELTA)                               31,200      870,480
   FLIR Systems, Inc.*(DELTA)                                26,600      786,828
   Genesis Microchip, Inc.*(DELTA)                           20,000      439,000
   Herley Industries, Inc.*(DELTA)                           38,100      709,803
   Hutchinson Technology, Inc.*(DELTA)                       58,900    1,538,468
   Imation Corporation                                       32,200    1,380,414
   Informatica Corporation*(DELTA)                           78,800      947,176
   Ingram Micro, Inc. Class A*                               91,700    1,700,118
   Innovative Solutions & Support, Inc.*(DELTA)               9,450      146,759
   Integrated Device Technology, Inc.*(DELTA)                89,430      960,478
   Intergraph Corporation*(DELTA)                            50,200    2,244,442
   Ixia*                                                     16,200      238,302
   j2 Global Communications, Inc.*(DELTA)                    13,900      561,838
   Komag, Inc.*(DELTA)                                       27,700      885,292
   LSI Logic Corporation*(DELTA)                             67,700      666,845
   Macromedia, Inc.*                                         21,100      858,137
   Magma Design Automation, Inc.*(DELTA)                     31,400      254,968
   Mantech International Corporation Class A*                14,500      382,945
   Mercury Computer Systems, Inc.*(DELTA)                    12,800      336,000
   Merge Technologies, Inc.*(DELTA)                          27,100      463,139
   Micros Systems, Inc.*                                     13,600      595,000
   Microsemi Corporation*                                    57,600    1,471,104
   MicroStrategy, Inc. Class A*(DELTA)                       12,000      843,480
   Motive, Inc.*(DELTA)                                      24,700      156,598
   Multi-Fineline Electronix, Inc.*(DELTA)                   12,600      368,802
   NAM TAI Electronics, Inc.(DELTA)                          26,100      663,723
   Netgear, Inc.*                                            35,600      856,536
   New Skies Satellites Holdings, Ltd.(DELTA)                14,400      303,120
   NU Horizons Electronics Corporation*(DELTA)                7,400       53,576
   O2Micro International, Ltd.*                              49,900      785,426
   Openwave Systems, Inc.*(DELTA)                            19,000      341,620
   Park Electrochemical Corporation                          24,600      655,590
   Plexus Corporation*(DELTA)                                55,900      955,331
   Portalplayer, Inc.*                                       24,400      669,292
   Power Integrations, Inc.*(DELTA)                          14,500      315,375
   Progress Software Corporation*                             7,100      225,567
   Radisys Corporation*(DELTA)                               54,077    1,049,094
   RADVision, Ltd.*                                          24,500      334,915
   SafeNet, Inc.*(DELTA)                                     47,100    1,710,201
   Sapient Corporation*                                      58,500      365,625
   ScanSoft, Inc.*(DELTA)                                    13,400       71,422
   Semtech Corporation*                                      35,100      578,097
   Serena Software, Inc.*(DELTA)                             57,000    1,136,010
   SI International, Inc.*(DELTA)                            20,800      644,176
   Sigmatel, Inc.*(DELTA)                                    22,700      459,448
   Sirf Technology Holdings, Inc.*(DELTA)                    15,350      462,496
   Skyworks Solutions, Inc.*(DELTA)                          48,700      341,874
   SRA International, Inc. Class A*                          17,700      627,996
   Stratasys, Inc.*(DELTA)                                   58,096    1,725,451
   Sybase, Inc.*                                             57,900    1,356,018
   Synaptics, Inc.*(DELTA)                                   37,200      699,360
   TALX Corporation(DELTA)                                   15,100      495,129
   Tekelec*(DELTA)                                           36,000      754,200
   Tessera Technologies, Inc.*                               19,700      589,227
   TIBCO Software, Inc.*                                     48,800      407,968
   Trident Microsystems, Inc.*(DELTA)                        10,100      321,281
   Trimble Navigation, Ltd.*                                 20,700      697,383
   Viasat, Inc.*(DELTA)                                      22,150      568,148

   Websense, Inc.*(DELTA)                                   44,201     2,263,532
   Wind River Systems, Inc.*(DELTA)                         96,500     1,247,745
   Xyratex, Ltd.*                                           13,800       202,998
                                                                     -----------
                                                                      64,486,102
                                                                     -----------

UTILITIES - 3.9%
   Alamosa Holdings, Inc.*                                  28,100       480,791
   Alliant Energy Corporation                               49,800     1,450,674
   Avista Corporation                                       32,100       622,740
   CenturyTel, Inc.                                         54,400     1,902,912
   CMS Energy Corporation*(DELTA)                           73,900     1,215,655
   Energen Corporation                                      40,200     1,739,052
   Energy East Corporation(DELTA)                           37,900       954,701
   Golden Telecom, Inc.(DELTA)                              33,400     1,054,438
   IDT Corporation*                                         62,200       765,060
   MDU Resources Group, Inc.                                21,100       752,215
   NeuStar, Inc. Class A*                                   12,300       393,477
   Northeast Utilities                                      68,600     1,368,570
   Oneok, Inc.                                              51,100     1,738,422
   Premiere Global Services, Inc.*(DELTA)                   64,600       528,428
   Sierra Pacific Resources*                               174,900     2,597,265
   UGI Corporation                                          56,600     1,593,290
   Wisconsin Energy Corporation(DELTA)                      48,800     1,948,096
                                                                     -----------
                                                                      21,105,786
                                                                     -----------

TOTAL COMMON STOCK
(Cost $458,038,591)                                                  522,522,640
                                                                     -----------

MONEY MARKET FUNDS - 42.7%
   GuideStone - Money Market Fund
      (GS4 Class)(INFINITY)                             19,548,299    19,548,299
   Northern Institutional Liquid Assets
      Portfolio Section                                213,962,132   213,962,132
                                                                     -----------
TOTAL MONEY MARKET FUNDS
(Cost $233,510,431)                                                  233,510,431
                                                                     -----------

                                                        PAR
                                                     ----------
CORPORATE BONDS - 0.0%
   TIMCO Aviation Services, Inc. PIK
      8.00%, 01/01/07+
(Cost $(0))                                           $    1,214               0
                                                                   -------------

U.S. TREASURY OBLIGATION - 0.3%
   U.S. Treasury Bill
      3.21%, 12/01/05++++
(Cost $1,551,515)                                      1,560,000       1,551,734
                                                                   -------------

                                                        SHARES
                                                      ----------
MUTUAL FUNDS - 0.1%
   iShares Russell 2000
(Cost $524,308)                                            7,950         527,801
                                                                   -------------

TOTAL INVESTMENTS - 138.8%
(Cost $693,624,845)                                                  758,112,606
LIABILITIES IN EXCESS OF OTHER ASSETS - (38.8%)                     (211,757,768)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 546,354,838
                                                                   =============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)

SEPTEMBER 30, 2005                                          SHARES       VALUE
------------------                                        ---------   ----------
FOREIGN COMMON STOCK - 95.7%
AUSTRALIA - 3.5%
   Amcor, Ltd.(DELTA)                                       754,696    3,861,824
   Australia and New Zealand Banking Group, Ltd.(DELTA)      21,863      400,146
   Brambles Industries, Ltd.                                 22,740      153,646
   Coles Myer, Ltd.(DELTA)                                  718,919    5,625,035
   Insurance Australia Group, Ltd.(DELTA)                    61,999      258,152
   John Fairfax Holdings, Ltd.(DELTA)                       495,000    1,717,570
   Lend Lease Corporation, Ltd.(DELTA)                      414,209    4,422,273
   National Australia Bank, Ltd.(DELTA)                     261,912    6,601,229
   Promina Group, Ltd.(DELTA)                                78,500      299,321
   QBE Insurance Group, Ltd.(DELTA)                          79,381    1,130,815
   Quantas Airways, Ltd.                                    836,256    2,149,152
   Rinker Group, Ltd.(DELTA)                                109,318    1,382,210
   Telstra Corporation, Ltd.                              1,415,414    4,393,148
   Wesfarmers, Ltd.(DELTA)                                   28,455      871,249
   Woodside Petroleum, Ltd.(DELTA)                          411,000   11,283,460
   Woolworths, Ltd.(DELTA)                                   52,159      661,482
                                                                      ----------
                                                                      45,210,712
                                                                      ----------

AUSTRIA - 0.1%
   Erste Bank Der Oesterreichischen Sparkassen AG            11,600      620,395
   Raiffeisen International Bank Holding AG*                  3,400      226,994
   Telekom Austria AG(DELTA)                                 22,328      444,118
                                                                      ----------
                                                                       1,291,507
                                                                      ----------

BELGIUM - 1.6%
   Colruyt SA(DELTA)                                         40,100    5,214,615
   Electrabel SA(DELTA)                                       6,959    3,487,655
   Fortis                                                   177,801    5,139,251
   UCB SA(DELTA)                                            124,400    6,566,489
                                                                      ----------
                                                                      20,408,010
                                                                      ----------

BRAZIL - 0.7%
   All America Latina Logistica SA                            5,100      202,381
   All America Latina Logistica SA GDR 144A                     500       19,918
   Aracruz Celulose SA ADR(DELTA)                             6,200      251,596
   Brasil Telecom Participacoes SA ADR(DELTA)                33,100    1,407,743
   Companhia Brasileira de Distribuicao Grupo Pao de
      Acucar ADR(DELTA)                                      20,400      588,948
   Companhia Vale do Rio Doce ADR(DELTA)                    125,700    4,890,986
   CPFL Energia SA ADR(DELTA)                                 7,500      238,875
   Cyrela Brazil Realty SA GDR 144 REIT                         900       74,134
   Gol Linhas Aereas Inteligentes SA ADR(DELTA)               3,400      110,330
   Localiza Rent A Car SA                                    12,700      104,780
   Lojas Renner SA*                                          20,000      493,229
   Natura Cosmeticos SA                                       4,100      163,618
   Tim Participacoes SA ADR(DELTA)                           18,600      345,588
   Uniao de Bancos Brasileiros SA GDR                        12,300      646,980
                                                                      ----------
                                                                       9,539,106
                                                                      ----------

CANADA - 2.1%
   Abitibi-Consolidated, Inc.                                76,300      306,513
   Alcan, Inc.                                               59,700    1,892,426
   Cameco Corporation                                        24,400    1,301,753
   Canadian Natural Resources, Ltd.                          10,800      487,742
   CGI Group, Inc.*                                         107,400      785,290
   Falconbridge, Ltd.(DELTA)                                 37,933    1,013,831
   First Quantum Minerals, Ltd.                              50,900    1,324,495
   Great-West Lifeco, Inc.(DELTA)                            18,600      465,600
   Inco, Ltd.(DELTA)                                         35,100    1,661,985

   Manulife Financial Corporation                            10,200      544,000
   Methanex Corporation                                      28,600      423,649
   National Bank of Canada                                   12,300      636,849
   Potash Corporation of Saskatchewan                        22,600    2,106,223
   Rogers Communications, Inc. Class B(DELTA)                 8,400      330,653
   Suncor Energy, Inc.                                      142,400    8,626,070
   Talisman Energy, Inc.(DELTA)                              50,700    2,480,702
   TELUS Corporation                                         19,000      792,852
   TELUS Corporation (Non-Voting)(DELTA)                     29,200    1,189,351
   Thomson Corporation (The)                                 12,600      470,400
   Toronto-Dominion Bank                                     11,600      571,967
                                                                      ----------
                                                                      27,412,351
                                                                      ----------

CHILE - 0.2%
   AFP Provida SA ADR(DELTA)                                 17,100      498,294
   Banco de Credito e Inversiones                             6,500      182,209
   Banco Santander Chile SA ADR(DELTA)                       11,900      522,053
   Embotelladora Andina SA ADR Class A                       30,100      470,162
   Embotelladora Andina SA ADR Class B                       40,000      653,600
   Empresas CMPC SA                                           3,300       94,063
   Enersis SA ADR(DELTA)                                     25,100      287,144
                                                                      ----------
                                                                       2,707,525
                                                                      ----------

CHINA - 0.5%
   BYD Co., Ltd. Series H(DELTA)                            102,000      163,045
   China Petroleum & Chemical Corporation Class H         1,966,000      899,702
   China Shenhua Energy Co., Ltd. Class H*(DELTA)         1,925,500    2,258,767
   China Telecom Corporation, Ltd. Class H                5,442,000    2,051,970
   Jiangsu Expressway Co., Ltd. Class H                   1,342,600      800,470
   PetroChina Co., Ltd. Class H                             294,000      246,347
                                                                      ----------
                                                                       6,420,301
                                                                      ----------

COLOMBIA - 0.1%
   BanColombia SA                                            73,000      385,529
   BanColombia SA ADR                                        16,800      368,760
                                                                      ----------
                                                                         754,289
                                                                      ----------

CROATIA - 0.1%
   Pliva DD GDR                                              61,400      828,900
                                                                      ----------

DENMARK - 0.7%
   Danske Bank A/S(DELTA)                                    60,694    1,857,207
   Novo-Nordisk AS Class B                                  127,100    6,284,124
   TDC AS                                                    12,500      672,384
                                                                      ----------
                                                                       8,813,715
                                                                      ----------

ECUADOR - 0.1%
   Holcim Ecuador SA GDR                                     26,250      879,375
                                                                      ----------

EGYPT - 0.6%
   Commercial International Bank, Ltd.                        3,100       31,775
   Commercial International Bank, Ltd. GDR                    7,900       80,975
   MobiNil - Egyptian Mobile Services                        74,195    2,617,564
   Orascom Construction Industries                          108,227    3,909,136
   Orascom Constructtion Industries GDR                       4,800      346,750
   Orascom Telecom Holding                                    3,650      356,832
   Vodafone Egypt Telecommunications SAE                     37,000      609,986
                                                                      ----------
                                                                       7,953,018
                                                                      ----------

FINLAND - 0.5%
   Nokia OYJ                                                179,200    3,002,281
   Stora Enso OYJ Class R                                    34,100      468,847
   UPM-Kymmene OYJ(DELTA)                                   164,600    3,293,780
                                                                      ----------
                                                                       6,764,908
                                                                      ----------

FRANCE - 7.2%
   Accor SA                                                  21,200    1,070,638
   Air France-KLM(DELTA)                                     43,000      718,863
   Air Liquide SA                                             4,623      850,092
   Assurances Generales de France                            27,100    2,592,585
   AXA SA                                                   111,700    3,066,196
   BNP Paribas SA                                            64,200    4,880,296

   Bouygues SA(DELTA)                                        73,300    3,406,659
   Carrefour SA                                              58,083    2,672,216
   Compagnie de Saint-Gobain                                110,165    6,336,755
   Compagnie Generale des Etablissements Michelin
      Class B                                                 8,500      499,345
   Dassault Systemes SA                                       9,500      490,956
   Eiffage SA                                                18,104    1,693,884
   Essilor International SA Compagnie Generale
      D'Optique(DELTA)                                        6,400      529,968
   France Telecom SA                                        113,960    3,270,675
   Groupe Danone                                             11,200    1,206,754
   L'Oreal SA(DELTA)                                         69,200    5,360,183
   Lafarge SA                                                34,100    2,999,964
   PPR SA(DELTA)                                              6,537      685,872
   Sanofi-Aventis                                           110,149    9,101,309
   Schneider Electric SA                                     27,100    2,139,859
   Societe BIC SA                                            14,600      863,664
   Societe Generale Class A                                  57,211    6,528,675
   Societe Television Francaise 1(DELTA)                    166,400    4,413,735
   Total SA                                                  78,582   21,448,197
   Veolia Environnement                                     110,917    4,680,363
   Vivendi Universal SA                                      27,500      897,662
                                                                      ----------
                                                                      92,405,365
                                                                      ----------

GERMANY - 6.3%
   Adidas-Salomon AG(DELTA)                                  28,086    4,880,324
   Allianz AG(DELTA)                                         37,400    5,049,596
   Altana AG                                                  8,400      470,251
   BASF AG                                                   29,393    2,207,875
   Bayer AG                                                 322,796   11,828,676
   Bayerische Hypo-und Vereinsbank AG                       149,362    4,207,734
   Bayerische Motoren Werke AG                               58,600    2,750,936
   Commerzbank AG                                            21,000      572,922
   Continental AG(DELTA)                                     27,000    2,216,333
   DaimlerChrysler AG                                        29,400    1,559,661
   Deutsche Bank AG                                          52,880    4,945,762
   Deutsche Boerse AG(DELTA)                                  6,449      616,184
   Deutsche Post AG                                          32,000      748,417
   E.ON AG                                                   47,000    4,317,301
   Infineon Technologies AG*(DELTA)                          57,300      563,324
   Metro AG                                                  27,700    1,363,943
   RWE AG                                                   111,112    7,351,380
   SAP AG                                                    13,600    2,350,436
   SAP AG ADR(DELTA)                                          4,500      194,985
   Schering AG                                               61,378    3,880,155
   Siemens AG                                               156,142   12,028,966
   Volkswagen AG(DELTA)                                      92,672    5,702,550
                                                                      ----------
                                                                      79,807,711
                                                                      ----------

GREECE - 0.1%
   National Bank of Greece SA                                26,239    1,050,128
                                                                      ----------

HONG KONG - 4.4%
   China Mengniu Dairy Co., Ltd.                            893,000      736,746
   China Mobile (Hong Kong), Ltd.(DELTA)                    963,500    4,719,782
   China Resources Power Holdings Co.                     1,488,900      950,074
   CLP Holdings, Ltd.                                     1,150,000    6,856,401
   CNOOC, Ltd.                                            9,872,500    7,190,552
   Denway Motors, Ltd.                                    4,816,000    1,753,846
   Global Bio-Chem Technology Group Co., Ltd.             1,155,000      528,563
   Hang Lung Group, Ltd.(DELTA)                             200,000      385,441
   Hang Lung Properties, Ltd.                             1,695,000    2,698,505
   Hong Kong & China Gas Co., Ltd.                        3,684,000    7,598,472
   Hongkong Electric Holdings, Ltd.                         596,000    2,973,335
   Hutchison Whampoa, Ltd.(DELTA)                           556,000    5,751,835
   Jardine Matheson Holdings, Ltd.                          124,000    2,120,400
   Johnson Electric Holdings, Ltd.(DELTA)                   446,500      428,809
   Li & Fung, Ltd.                                          516,000    1,193,990

   Sun Hung Kai Properties, Ltd.(DELTA)                     258,000    2,672,343
   Swire Pacific, Ltd. Class A(DELTA)                       375,500    3,458,588
   Techtronic Industries Co.(DELTA)                         615,000    1,573,701
   Wharf Holdings, Ltd.(DELTA)                              808,000    3,150,818
                                                                      ----------
                                                                      56,742,201
                                                                      ----------

HUNGARY - 0.2%
   Mol Magyar Olaj-es Gazipari Rt.                            5,064      559,869
   Mol Magyar Olaj-es Gazipari Rt. GDR                       12,781    1,420,864
   OTP Bank Rt.                                              18,187      714,741
                                                                      ----------
                                                                       2,695,474
                                                                      ----------

INDIA - 1.3%
   Andhra Bank, Ltd.                                        883,684    2,086,824
   Asian Paints, Ltd.                                       100,000    1,138,551
   Bharat Heavy Electricals, Ltd.                            11,451      318,898
   Bharti Televentures, Ltd.*                               108,775      862,429
   Container Corporation of India, Ltd.                      40,000    1,210,283
   GAIL India, Ltd. GDR(DELTA)                               39,800    1,444,740
   Gujarat Ambuja Cements, Ltd.                             999,000    1,744,358
   HDFC Bank, Ltd.                                           23,051      360,567
   Hero Honda Motors, Ltd.                                   70,000    1,181,663
   Hindustan Petroleum Corporation, Ltd.                     21,728      156,305
   Industrial Development Bank of India, Ltd.               152,768      428,362
   Infosys Technologies, Ltd.                                15,465      885,574
   Infosys Technologies, Ltd. ADR                            13,234      983,022
   Jet Airways India, Ltd.                                   14,147      359,396
   Larsen & Toubro, Ltd.                                      5,850      201,320
   Oil & Natural Gas Corporation, Ltd.                        5,021      121,187
   Ranbaxy Laboratories, Ltd. GDR                           167,000    1,903,800
   Steel Authority of India                                 125,789      186,301
   Sun Pharmaceuticals Industries, Ltd.                      56,000      847,549
   Tata Consultancy Services, Ltd.                            5,247      176,820
   Tata Motors, Ltd.                                         30,858      375,203
   Tata Steel, Ltd.                                          26,363      254,004
                                                                      ----------
                                                                      17,227,156
                                                                      ----------

INDONESIA - 0.7%
   Bank Rakyat Indonesia                                  7,002,500    1,835,606
   PT Bank Central Asia TBK                                 792,500      265,449
   PT Bank Mandiri Persero TBK                            7,640,723    1,075,636
   PT Bumi Resources TBK                                  4,194,500      366,510
   PT Panin Life TBK                                     28,581,000      485,600
   PT Ramayana Lestari Sentosa TBK                        6,813,500      515,974
   PT Telekomunikasi Indonesia TBK                        7,234,200    3,757,569
   PT Unilever Indonesia TBK                              2,652,000    1,049,214
                                                                      ----------
                                                                       9,351,558
                                                                      ----------

IRELAND - 0.5%
   Allied Irish Banks PLC                                   120,500    2,563,368
   CRH PLC                                                  128,462    3,481,543
   Irish Life & Permanent PLC                                35,300      642,744
                                                                      ----------
                                                                       6,687,655
                                                                      ----------

ISRAEL - 0.4%
   Bank Hapoalim, Ltd.                                      119,700      465,648
   Bank Leumi Le-Israel BM                                   49,800      166,208
   Check Point Software Technologies, Ltd.*(DELTA)           53,500    1,301,120
   Lipman Electronic Engineering, Ltd.*(DELTA)                7,800      163,878
   Teva Pharmaceutical Industries, Ltd. ADR(DELTA)          105,400    3,522,468
                                                                      ----------
                                                                       5,619,322
                                                                      ----------

ITALY - 1.8%
   Banca Intesa SpA                                       2,236,574   10,422,830
   Enel SpA                                                 285,199    2,457,637
   Ente Nazionale Idrocarburi SpA                           196,949    5,848,939
   Mediaset SpA                                             399,019    4,721,281
                                                                      ----------
                                                                      23,450,687
                                                                      ----------

JAPAN - 24.2%
   Advantest Corporation(DELTA)                              45,400    3,519,380

   Aeon Co., Ltd.                                           106,400    2,136,998
   Aiful Corporation                                          6,900      578,039
   Ajinomoto Co., Inc.                                      182,000    1,914,271
   Asahi Glass Co., Ltd.                                    216,000    2,266,173
   Astellas Pharma, Inc.                                    161,700    6,082,267
   Bridgestone Corporation                                  171,000    3,660,412
   Canon, Inc.                                              302,200   16,318,586
   Chubu Electric Power Co., Inc.(DELTA)                     20,100      490,460
   Credit Saison Co., Ltd.                                   40,500    1,776,691
   Daiichi Sankyo Co., Ltd.(DELTA)                           62,800    1,286,205
   Daikin Industries, Ltd.                                  176,000    4,713,178
   Daiwa House Industry Co., Ltd.                            47,000      614,826
   Denso Corporation                                        325,500    9,433,536
   East Japan Railway Co.                                       489    2,791,332
   Eisai Co., Ltd.                                          169,800    7,254,493
   FamilyMart Co., Ltd.                                      68,000    2,042,636
   Fanuc, Ltd.                                              136,100   11,005,973
   Hirose Electric Co., Ltd.(DELTA)                          41,000    4,778,277
   Hitachi, Ltd.                                            457,000    2,894,494
   Honda Motor Co., Ltd.                                     97,600    5,519,662
   Hoya Corporation(DELTA)                                   16,500      561,047
   Hoya Corporation - When Issued Shares*                     5,500      182,655
   JSR Corporation(DELTA)                                    85,000    1,767,089
   Kansai Electric Power Co., Inc. (The)                     49,000    1,081,263
   Kao Corporation                                          196,000    4,825,758
   KDDI Corporation                                             848    4,780,832
   Keyence Corporation                                       29,200    7,341,156
   Kuraray Co., Ltd.                                        263,000    2,330,673
   Matsushita Electric Industrial Co., Ltd.                 326,686    5,533,978
   Millea Holdings, Inc.                                        772   12,377,025
   Mitsubishi Corporation(DELTA)                             91,500    1,805,497
   Mitsubishi Electric Corporaiton                          283,700    1,816,860
   Mitsubishi Estate Co., Ltd.                              933,100   12,806,287
   Mitsubishi Heavy Industries, Ltd.                        142,000      502,854
   Mitsubishi Tokyo Financial Group, Inc.(DELTA)              1,042   13,676,708
   Mitsui & Co., Ltd.(DELTA)                                 56,000      700,987
   Mitsui Fudosan Co., Ltd.                                  31,000      466,147
   Mitsui Sumitomo Insurance Co., Ltd.                       76,000      879,704
   Mizuho Financial Group, Inc.                                 204    1,297,463
   Murata Manufacturing Co., Ltd.                             7,200      401,480
   NGK Spark Plug Co., Ltd.                                  38,000      550,652
   Nidec Corporation                                          4,300      255,682
   Nidec Corporation - When Issued Shares*                    4,300      248,864
   Nikko Cordial Corporation                                235,000    2,718,067
   Nintendo Co., Ltd.                                         8,300      968,041
   Nippon Electric Glass Co., Ltd.                           55,000      990,795
   Nippon Express Co., Ltd.                                 478,000    2,357,999
   Nippon Steel Corporation                                 623,000    2,337,896
   Nippon Telegraph & Telephone Corporation                     991    4,871,194
   Nissan Motor Co., Ltd.(DELTA)                            331,600    3,785,708
   Nitto Denko Corporation(DELTA)                            36,600    2,060,201
   NTT Data Corporation(DELTA)                                  765    2,951,638
   NTT DoCoMo, Inc.                                           1,781    3,169,151
   Omron Corporation                                         20,000      487,139
   ORIX Corporation                                          35,200    6,356,589
   Pioneer Corporation                                      110,300    1,570,162
   Ricoh Co., Ltd.                                           48,000      749,683
   Rohm Co., Ltd.                                            61,200    5,310,254
   Secom Co., Ltd.                                          116,000    5,579,281
   Sekisui House, Ltd.                                       68,000      833,228
   Sharp Corporation                                        119,000    1,723,362
   Shimamura Co., Ltd.(DELTA)                                16,400    1,817,407
   Shin-Etsu Chemical Co., Ltd.                             136,300    5,943,314
   SMC Corporation                                           14,600    1,943,323
   SOFTBANK Corporation(DELTA)                               54,600    3,030,127
   Sompo Japan Insurance, Inc.                               82,900    1,097,592

   Sony Corporation                                        120,000     3,942,918
   Sumitomo Chemical Co., Ltd.                             312,000     1,929,387
   Sumitomo Corporation                                    168,000     1,772,939
   Sumitomo Mitsui Financial Group, Inc.                       745     7,022,111
   Sumitomo Trust & Banking Co., Ltd.                      310,000     2,550,564
   Suzuki Motor Corporation                                121,300     2,243,922
   T&D Holdings, Inc.                                       59,150     3,522,322
   Takeda Pharmaceutical Co., Ltd.                         299,300    17,823,008
   Takefuji Corporation                                     28,800     2,245,243
   TDK Corporation                                          56,900     4,054,977
   THK Co., Ltd.(DELTA)                                     80,500     2,006,827
   Tokyo Electric Power Co.                                  7,000       176,973
   Tokyo Electron, Ltd.                                     32,500     1,726,348
   Tokyo Gas Co., Ltd.(DELTA)                              154,000       625,388
   Tokyu Corporation                                       374,000     1,983,333
   Tostem Inax Holding Corporation                          83,000     1,413,310
   Toyota Motor Corporation                                224,500    10,283,650
   Trend Micro, Inc.                                        26,500       838,046
   UFJ Holdings, Inc.+                                         620     5,045,419
   Uni-Charm Corporation(DELTA)                              9,000       388,478
   USHIO, Inc.                                               2,500        50,762
   West Japan Railway Co.                                      483     1,825,291
   Yahoo! Japan Corporation(DELTA)                             524       613,918
   Yahoo! Japan Corporation - When Issued Shares*              417       495,904
   Yamada Denki Co., Ltd.(DELTA)                            16,900     1,284,769
   Yamato Transport Co., Ltd.                               98,500     1,619,107
                                                                     -----------
                                                                     307,405,615
                                                                     -----------
LUXEMBOURG - 0.1%
   SES Global                                               48,900       764,604
                                                                     -----------
MALAYSIA - 0.4%
   Astro All Asia Networks PLC                             100,400       151,839
   Commerce Asset Holdings BHD                             347,900       516,912
   IOI Corporation BHD                                     274,500       866,689
   MK Land Holdings BHD                                    841,300       199,778
   O.Y.L. Industries BHD                                 1,090,000       896,524
   Telekom Malaysia BHD                                    210,100       579,740
   Tenaga Nasional BHD                                     157,500       451,313
   Titan Chemicals Corporation BHD                         455,800       186,238
   Transmile Group BHD                                     365,000     1,026,532
                                                                     -----------
                                                                       4,875,565
                                                                     -----------
MEXICO - 0.9%
   America Movil SA de CV ADR Series L                     152,183     4,005,456
   Cemex SA de CV                                          316,934     1,652,877
   Coca-Cola Femsa SA de CV ADR(DELTA)                       1,500        40,065
   Grupo Mexico SA de CV Series B                           50,300        99,132
   Grupo Televisa SA ADR                                    28,042     2,010,892
   Kimberly-Clark de Mexico SA de CV Class A                55,000       207,586
   Telefonos de Mexico SA de CV ADR Class L                 78,300     1,665,441
   Urbi Desarrollos Urbanos SA*                             44,700       332,435
   Wal-Mart de Mexico SA de CV Series V                    344,398     1,755,767
                                                                     -----------
                                                                      11,769,651
                                                                     -----------
NETHERLANDS - 2.8%
   ABN AMRO Holding NV                                     157,298     3,767,741
   Aegon NV                                                110,570     1,641,175
   Akzo Nobel NV                                            41,000     1,787,236
   Euronext NV(DELTA)                                        9,900       435,717
   ING Groep NV                                            356,866    10,628,134
   Koninklijke Ahold NV*                                    54,100       408,977
   Koninklijke Numico NV*                                   13,600       595,128
   Reed Elsevier NV                                        532,311     7,344,426
   Royal Dutch Shell PLC ADR Class A(DELTA)                 12,100       794,244
   Royal KPN NV                                            348,000     3,120,101
   TNT NV                                                   93,600     2,325,235
   Unilever NV                                              33,000     2,345,953
   VNU NV                                                   14,761       463,915
                                                                     -----------

                                                                      35,657,982
                                                                     -----------
NEW ZEALAND - 0.3%
   Telecom Corporation of New Zealand, Ltd.                955,696     3,979,833
                                                                     -----------
NORWAY - 0.5%
   DNB NOR ASA                                              66,000       679,992
   Norsk Hydro ASA                                          28,000     3,132,694
   Norske Skogindustrier ASA(DELTA)                         19,100       282,059
   Telenor ASA                                             152,702     1,363,504
   Yara International ASA(DELTA)                            28,000       505,377
                                                                     -----------
                                                                       5,963,626
                                                                     -----------
PERU - 0.0%
   Compania de Minas Buenaventura SA ADR(DELTA)              1,700        52,785
                                                                     -----------
PHILIPPINES - 0.1%
   Globe Telecom, Inc.                                      24,800       329,517
   SM Prime Holdings, Inc.                               9,591,800     1,231,691
                                                                     -----------
                                                                       1,561,208
                                                                     -----------
POLAND - 0.1%
   Powszechna Kasa Oszczednosci Bank Polski SA             120,441     1,163,039
                                                                     -----------
PORTUGAL - 0.5%
   Banco Comercial Portugues SA Series R                 1,072,558     2,977,716
   Portugal Telecom SGPS SA(DELTA)                         333,861     3,049,509
                                                                     -----------
                                                                       6,027,225
                                                                     -----------
ROMANIA - 0.0%
   SNP Petrom SA*                                        2,900,000       443,810
                                                                     -----------
RUSSIA - 0.6%
   LUKOIL ADR(DELTA)                                        68,489     3,955,240
   Mechel OAO ADR(DELTA)                                     8,500       310,080
   Mining and Metallurgical Co. Norilsk Nickel
      ADR(DELTA)                                             4,003       317,638
   Mobile Telesystems ADR(DELTA)                            43,000     1,749,240
   Uralsvyazinform ADR                                      21,300       167,418
   Vimpel-Communications ADR*(DELTA)                        10,800       479,952
   Wimm-Bill-Dann Foods OJSC ADR*(DELTA)                    55,400     1,063,680
                                                                     -----------
                                                                       8,043,248
                                                                     -----------
SINGAPORE - 0.6%
   DBS Group Holdings, Ltd.                                334,000     3,118,821
   Oversea-Chinese Banking Corporation                     628,800     2,322,626
   Singapore Telecommunications, Ltd.(DELTA)             1,414,571     2,048,225
   United Overseas Bank, Ltd.                               47,000       391,655
   United Overseas Land, Ltd.(DELTA)                         4,700         6,500
                                                                     -----------
                                                                       7,887,827
                                                                     -----------
SOUTH AFRICA - 1.9%
   ABSA Group, Ltd.                                         40,656       599,376
   African Bank Investments, Ltd.                          321,300     1,073,104
   Alexander Forbes, Ltd.                                  400,000       902,161
   Anglo American PLC(DELTA)                               178,388     5,355,145
   AngloGold Ashanti, Ltd. ADR(DELTA)                       27,989     1,187,853
   Dimension Data Holdings PLC*(DELTA)                     166,945       111,515
   Edgars Consolidated Stores, Ltd.                         46,450       231,794
   FirstRand, Ltd.                                         232,590       619,631
   JD Group, Ltd.                                           13,014       158,623
   Liberty Group, Ltd.(DELTA)                               18,699       188,974
   Massmart Holdings, Ltd.                                  53,419       453,379
   Mittal Steel South Africa, Ltd.                          48,802       434,443
   MTN Group, Ltd.(DELTA)                                  489,457     4,053,358
   Naspers, Ltd.(DELTA)                                     38,915       636,035
   Pick'n Pay Stores, Ltd.                                  28,000       125,202
   Sanlam, Ltd.                                            275,270       553,785
   Sasol, Ltd.                                              84,340     3,264,902
   Standard Bank Group, Ltd.                               219,712     2,417,264
   Telkom SA, Ltd.                                          22,016       436,479
   VenFin, Ltd.                                            171,900       913,198
                                                                     -----------
                                                                      23,716,221
                                                                     -----------
SOUTH KOREA - 3.3%

   Amorepacific Corporation                                    980       296,770
   GS Holdings Corporation*                                  8,810       224,577
   Hankook Tire Co., Ltd.                                   95,195     1,258,928
   Honam Petrochemical Corporation                          17,000       847,149
   Hyundai Mobis                                            21,200     1,741,102
   Hyundai Motor Co.                                        14,530     1,134,830
   Kookmin Bank                                             89,241     5,259,532
   Kookmin Bank ADR(DELTA)                                  60,321     3,574,019
   Korea Electric Power Corporation                         51,010     1,740,255
   KT Corporation                                           36,170     1,526,870
   KT Freetel                                                5,060       126,803
   Kumho Tire Co., Inc.*                                    18,640       324,213
   LG.Philips LCD Co., Ltd.*                                18,220       752,546
   LG.Philips LCD Co., Ltd. ADR*(DELTA)                      6,300       129,528
   NCSoft Corporation*                                      12,140       999,354
   POSCO                                                     4,100       919,406
   S-Oil Corporation                                         5,220       427,705
   Samsung Electronics Co., Ltd.                            11,590     6,530,828
   Samsung Electronics Co., Ltd. (Non-Voting Shares)
      GDR 144A                                              10,309     2,246,897
   Samsung Electronics Co., Ltd. GDR(DELTA)                  1,200       341,400
   Samsung Electronics Co., Ltd. GDR 144A                    9,859     2,783,050
   Samsung Fire & Marine Insurance Co., Ltd.                18,700     1,935,410
   Samsung Securities Co., Ltd.                             55,350     2,333,876
   Shinsegae Co., Ltd.                                       7,310     2,711,040
   SK Telecom Co., Ltd.                                      6,700     1,300,192
   SK Telecom Co., Ltd. ADR                                 11,300       246,792
   STX Pan Ocean Co., Ltd.*                                514,000       300,736
   Tae Young Corporation                                    10,000       364,159
                                                                     -----------
                                                                      42,377,967
                                                                     -----------
SPAIN - 3.9%
   Acerinox SA                                              61,756       858,001
   Banco Bilbao Vizcaya Argentaria SA                      160,200     2,809,108
   Banco Santander Central Hispano SA                      686,784     9,021,752
   Endesa SA                                               131,800     3,527,656
   Iberdrola SA                                            217,148     6,067,774
   Inditex SA(DELTA)                                       217,158     6,373,413
   Repsol YPF SA                                           229,937     7,450,395
   Telefonica SA                                           805,200    13,180,485
                                                                     -----------
                                                                      49,288,584
                                                                     -----------
SWEDEN - 0.9%
   Atlas Copco AB Class A                                   40,200       777,648
   Hennes & Mauritz AB Class B                              93,400     3,330,488
   Nordea Bank AB                                          250,000     2,486,210
   Telefonaktiebolaget LM Ericsson ADR                      14,600       537,864
   Telefonaktiebolaget LM Ericsson Class B(DELTA)        1,329,500     4,852,221
                                                                     -----------
                                                                      11,984,431
                                                                     -----------
SWITZERLAND - 4.0%
   Adecco SA                                                 8,276       377,824
   Ciba Specialty Chemicals, Inc.(DELTA)                    26,600     1,568,815
   Compagnie Financiere Richemont AG Class A                82,674     3,272,985
   Credit Suisse Group                                      33,185     1,468,851
   Geberit AG                                                  680       494,813
   Givaudan SA                                                 750       480,283
   Holcim, Ltd.                                             47,817     3,174,749
   Nestle SA                                                51,768    15,155,900
   Novartis AG                                             212,813    10,792,301
   Roche Holding AG                                         55,246     7,673,115
   Serono SA Class B                                           509       334,602
   Swiss Reinsurance                                        32,122     2,109,127
   Swisscom AG                                               4,101     1,340,020
   UBS AG                                                   15,165     1,288,594
   Zurich Financial Services AG                             11,900     2,026,921
                                                                     -----------
                                                                      51,558,900
                                                                     -----------

TAIWAN - 1.3%
   Advanced Semiconductor Engineering, Inc.             604,898          408,302
   Advantech Co., Ltd.                                  151,544          379,026
   AU Optronics Corporation                           1,506,380        1,951,886
   Basso Industry Corporation                           181,060          428,296
   Cathay Financial Holding Co., Ltd.                   813,510        1,517,418
   Chi Mei Optoelectronics Corporation                   92,409          102,056
   China Steel Corporation                              788,954          703,712
   Chinatrust Financial Holding Co., Ltd.               407,543          351,230
   Chunghwa Telecom Co., Ltd.                           179,000          312,847
   Faraday Technology Corporation                       292,934          513,741
   Foxconn Technology Co., Ltd.                          83,700          350,584
   HON HAI Precision Industry Co., Ltd.                 117,961          549,185
   MediaTek, Inc.                                        19,171          180,818
   Phoenixtec Power Co., Ltd.                           481,605          471,657
   Quanta Computer, Inc.                                147,715          242,145
   Taiwan Semiconductor Manufacturing Co., Ltd.       3,835,034        6,159,536
   Taiwan Semiconductor Manufacturing Co., Ltd. ADR      35,700          293,454
   United Microelectronics Corporation                1,291,932          829,222
   Vanguard International Semiconductor Corporation     716,395          496,515
                                                                  --------------
                                                                      16,241,630
                                                                  --------------

THAILAND - 0.6%
   Advanced Info Service Public Co., Ltd.(DELTA)        115,100          302,858
   Airports of Thailand Public Co., Ltd.                714,500          870,386
   Kasikornbank Public Co., Ltd.(DELTA)                 730,300        1,192,109
   Kiatnakin Finance Public Co., Ltd.                   172,500          131,335
   PTT Exploration and Production Public Co., Ltd.      186,100        2,121,933
   PTT Public Co., Ltd.                                 350,500        2,083,616
   Siam City Cement Public Co, Ltd.                      24,300          150,376
   Siam Commercial Bank Public Co., Ltd.                104,700          130,094
   Thai Oil PCL                                          95,400          174,321
                                                                  --------------
                                                                       7,157,028
                                                                  --------------

TURKEY - 0.2%
   Arcelik AS                                            35,990          207,146
   Migros Turk TAS                                      120,225        1,017,873
   Turk Sise ve Cam Fabrikalari AS                       41,711          132,583
   Turkiye Garanti Bankasi AS*                          182,112          543,699
   Turkiye Is Bankasi                                    95,783          665,109
                                                                  --------------
                                                                       2,566,410
                                                                  --------------

UNITED KINGDOM - 14.8%
   ARM Holdings PLC                                     110,000          227,970
   AstraZeneca PLC                                      211,104        9,819,799
   Aviva PLC                                            376,563        4,134,513
   BG Group PLC                                       1,750,030       16,606,385
   BHP Billiton PLC(DELTA)                               66,164        1,072,807
   BOC Group PLC                                        248,090        5,045,288
   Boots Group PLC                                      437,534        4,695,910
   BP PLC                                               850,704       10,105,631
   Bradford & Bingley PLC                                76,600          461,051
   Brambles Industries PLC(DELTA)                       594,564        3,652,053
   Cadbury Schweppes PLC                                 50,083          505,282
   Capita Group PLC                                     185,880        1,235,189
   Carnival PLC                                          50,206        2,595,487
   Cattles PLC                                          237,000        1,254,056
   Centrica PLC                                         518,450        2,249,517
   Compass Group PLC                                    722,885        2,629,726
   GKN PLC(DELTA)                                       479,201        2,491,259
   GlaxoSmithKline PLC                                  380,434        9,675,913
   Hanson PLC                                            23,900          248,080
   HBOS PLC                                             608,474        9,159,946
   HSBC Holdings PLC                                     85,400        1,381,257
   Intercontinental Hotels Group PLC                     75,198          950,983
   Johnston Press PLC                                    42,300          370,804
   Kingfisher PLC                                     1,379,094        5,254,060
   Lloyds TSB Group PLC                                 685,281        5,644,597

   Man Group PLC                                        102,400        2,990,940
   Misys PLC                                            564,300        2,010,522
   Northern Rock PLC                                     31,400          462,449
   Pearson PLC                                          158,300        1,839,983
   Reckitt Benckiser PLC                                150,720        4,591,035
   Reed Elsevier PLC                                    197,600        1,828,015
   Rio Tinto PLC                                        296,364       12,116,752
   Rolls-Royce Group PLC                                 82,300          542,173
   Royal Bank of Scotland Group PLC                     204,500        5,803,590
   Royal Dutch Shell PLC Class A                        562,934       18,585,177
   Royal Dutch Shell PLC Class B                        196,334        6,780,404
   Scottish & Southern Energy PLC                        35,600          646,119
   Smith & Nephew PLC                                   319,360        2,681,235
   Standard Chartered PLC                                84,200        1,816,293
   Tesco PLC(DELTA)                                      81,300          443,812
   Unilever PLC                                         689,160        7,195,967
   Vodafone Group PLC                                 4,444,850       11,563,692
   Wm Morrison Supermarkets PLC                         980,000        3,072,437
   Wolseley PLC                                          30,000          634,436
   Xstrata PLC(DELTA)                                    38,900        1,007,903
   Yell Group PLC                                        27,000          227,754
                                                                  --------------
                                                                     188,308,251
                                                                  --------------

TOTAL FOREIGN COMMON STOCK
(Cost $898,169,709)                                                1,222,816,414
                                                                  --------------

FOREIGN PREFERRED STOCK - 0.7%
BRAZIL - 0.4%
   Caemi Mineracao e Metalurgica SA                     163,700          258,373
   Centrais Eletricas Brasileiras SA Class B         11,618,300          225,052
   Companhia de Tecidos do Norte de Minas -
      Coteminas                                       4,248,260          401,358
   Companhia Siderurgica Belgo Mineira                  459,800          302,039
   Companhia Siderurgica de Tubarao                   2,079,800          149,219
   Investimentos Itau SA                                415,966        1,186,236
   Petroleo Brasileiro SA ADR(DELTA)                     36,800        2,346,000
                                                                  --------------
                                                                       4,868,277
                                                                  --------------

GERMANY - 0.2%
   Henkel KGaA                                           23,800        2,164,468
                                                                  --------------
SOUTH KOREA - 0.1%
   Samsung Electronics Co., Ltd.                          3,713        1,615,431
                                                                  --------------
TOTAL FOREIGN PREFERRED STOCK
(Cost $5,493,133)                                                      8,648,176
                                                                  --------------

RIGHTS - 0.0%
NORWAY - 0.0%
   Norske Skogindustrier ASA*                            19,100           33,526
                                                                  --------------
POLAND - 0.0%
   Polish Oil & Gas Co.*                                 30,166           36,991
                                                                  --------------
TOTAL RIGHTS
(Cost $28,102)                                                            70,517
                                                                  --------------

MONEY MARKET FUNDS - 16.4%
   GuideStone - Money Market Fund (GS4 Class)
      (INFINITY)                                     42,064,278       42,064,278
   Northern Institutional Liquid Assets Portfolio
      Section                                       166,869,971      166,869,971
                                                                  --------------
TOTAL MONEY MARKET FUNDS
(Cost $208,934,249)                                                  208,934,249
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS         VALUE
                                                    -----------   --------------
OPTIONS - 0.1%
PUT OPTIONS
   1-Year Euro, Strike Price $1.19, Expires
      07/05/06
(Cost $933,648)                                      29,360,000   $      645,920
                                                                  --------------

                                                        PAR
                                                    -----------
FOREIGN CONVERTIBLE BONDS - 0.0%
SWITZERLAND
   Credit Suisse Group Finance, Ltd.
      6.00%, 12/23/05 (S)
(Cost $177,015)                                         241,000          292,279
                                                                  --------------

TOTAL INVESTMENTS -- 112.9%
(Cost $1,113,735,856)                                              1,441,407,555

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.9%)                    (164,483,746)
                                                                  --------------
NET ASSETS -- 100.0%                                              $1,276,923,809
                                                                  ==============

At September 30, 2005, sector diversification of the Fund was as follows:

                                                      % of Net
Sector Diversification                                 Assets                Value
----------------------                              ------------        -------------

Foreign Common & Preferred Stocks
  Auto & Transportation                                   6.3%             81,193,037
  Consumer Discretionary                                  8.7             110,713,750
  Consumer Staples                                        4.6              59,297,628
  Financial Services                                     21.6             275,495,268
  Healthcare                                              8.4             107,070,356
  Integrated Oils                                         6.9              88,438,663
  Materials & Processing                                 11.0             141,274,437
  Other Energy                                            4.2              53,229,010
  Producer Durables                                       8.1             103,045,169
  Technology                                              4.6              58,837,340
  Utilities                                              12.0             152,869,933
                                                  ------------------------------------
Total Foreign Common & Preferred Stocks                  96.4           1,231,464,591
Foreign Rights                                              -*                 70,517
Short-Term Investments                                   16.4             208,934,249
Put Options                                               0.1                 645,920
Foreign Convertible Bond                                    -*         $      292,279
                                                  ------------------------------------
  Total Investments                                     112.9           1,441,407,556
Liabilities in Excess of Other Assets                   (12.9)           (164,483,746)
                                                  ------------------------------------
                                                        100.0%         $1,276,923,810
                                                  ====================================

* Amount represents less than 0.005%.

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR     - American Depository Receipt
CONV    - Convertible
GDR     - Global Depository Receipt
IO      - Interest Only (Principal amount shown is notional)
PIK     - Payment-in-Kind Bonds
PO      - Principal Only
REIT    - Real Estate Investment Trust
STEP    - Stepped Coupon Bonds (1)
STRIP   - Stripped Security
TBA     - To be announced.
144A    - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

INVESTMENT FOOTNOTES:

++++         - All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@            - Illiquid.
*            - Non-income producing security.
#            - Security in default.
+            - Security is valued at fair value.
Section      - Security purchased with the cash proceeds from securities loaned.
++           - Variable rate security (1).
(OMEGA)      - Interest rates shown reflect the effective yields as of
               September 30, 2005.
(INFINITY)   - Affiliated Fund.
(DELTA)      - Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:

(A)   - Par is denominated in Australian Dollars.
(B)   - Par is denominated in Brazilian Reals.
(C)   - Par is denominated in Canadian Dollars.
(E)   - Par is denominated in Euros.
(G)   - Par is denominated in Singapore Dollars.
(I)   - Par is denominated in Israeli Shekels.
(J)   - Par is denominated in Japanese Yen.
(K)   - Par is denominated in Swedish Kronas.
(M)   - Par is denominated in Mexican Pesos.
(R)   - Par is denominated in Argentinian Pesos.
(T)   - Par is denominated in Thailand Bahts.
(U)   - Par is denominated in British Pounds.
(W)   - Par is denominated in South Korean Won.
(Z)   - Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)   - Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)   - Counterparty to contract is UBS AG.
(c)   - Counterparty to contract is Morgan Stanley Capital Services.
(d)   - Counterparty to contract is Barclays Capital.
(e)   - Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)   - Counterparty to contract is Citibank NA London.
(g)   - Counterparty to contract is JPMorgan Chase Bank.
(h)   - Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)   - Counterparty to contract is HSBC Bank USA, NA.
(j)   - Counterparty to contract is Greenwich Capital Derivative.
(k)   - Counterparty to contract is BNP Paribas.

(1) Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

NOTE 1: VALUATION OF SECURITIES

The GuideStone Funds (each a "Fund" and together, the "Funds") (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. GuideStone Funds use FT-Interactive Data ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by the GuideStone Funds based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a "confidence interval" is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the GuideStone Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

NOTE 2: FUTURES CONTRACTS

Investments in securities as of September 30, 2005 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the collateral and open futures contracts is as follows:

ATTACHMENT #1

                                              MARKET VALUE OF     OPEN PURCHASE     NOTIONAL MARKET   NET UNREALIZED APPRECIATION
                                                 COLLATERAL     (SALE) CONTRACTS   VALUE ON FUTURES    (DEPRECIATION) ON FUTURES
                                              ---------------   ----------------   ----------------   ---------------------------
FLEXIBLE INCOME FUND
   December 2005 S&P 500(R)                      $   89,523              3           $    923,850             ($2,956)
                                                                                                          ===========

GROWTH & INCOME FUND
   December 2005 S&P 500(R)                      $  800,734             28              8,622,600            ($68,556)
                                                                                                          ===========

CAPITAL OPPORTUNITIES FUND
   December 2005 S&P 500(R)                      $  905,178             40             12,318,000            ($77,340)
                                                                                                          ===========

GLOBAL EQUITY FUND
   December 2005 S&P 500(R)                      $1,288,138             44             13,549,800            ($97,539)
                                                                                                          ===========

FLEXIBLE INCOME FUND I
   December 2005 S&P 500(R) E-Mini               $   19,894              3                184,770             ($1,319)
                                                                                                          ===========

GROWTH & INCOME FUND I
   December 2005 S&P 500(R) E-Mini               $  139,258             29              1,786,110            ($11,178)
                                                                                                          ===========

CAPITAL OPPORTUNITIES FUND I
   December 2005 S&P 500(R) E-Mini               $  129,311             27              1,662,930             ($8,123)
                                                                                                          ===========

GLOBAL EQUITY FUND I
   December 2005 S&P 500(R) E-Mini               $  149,205             34              2,094,060            ($15,797)
                                                                                                          ===========

LOW-DURATION BOND FUND
   December 2005 90-Day Euro                     $  612,269            439            104,937,463           ($326,425)
   December 2006 90-Day Euro                         73,827             61             14,546,975             (98,363)
   December 2005 2-Year U.S. Treasury Note        1,542,526            664            136,711,375            (834,669)
   December 2005 5-Year U.S. Treasury Note          335,287           (165)            34,301,859             136,552
   December 2005 10-Year U.S. Treasury Note          35,967            (29)             3,187,734              56,452
   November 2005 90-Day Euro                        222,281            183             43,798,763            (114,375)
   December 2005 Euro-Bobl                          126,764            (82)            11,234,902              92,632
   December 2005 Euro Bund                           47,831             64              9,424,818             (30,941)
                                                                                                          -----------
                                                                                                          ($1,119,137)
                                                                                                          ===========

MEDIUM-DURATION BOND FUND
   December 2005 90-Day Euro                     $  163,390            435            103,981,313           ($413,113)
   November 2005 90-Day Euro                         18,428             49             11,727,538             (30,625)
   March 2006 90-Day Euro                            50,620            135             32,214,375             (56,075)
   December 2005 2-Year U.S. Treasury Note           51,551             36              7,412,063             (45,611)
   December 2005 5-Year U.S. Treasury Note          202,844            235             25,111,953            (251,533)
   December 2005 10-Year U.S. Treasury Note         111,698            139             15,498,984            (213,475)
   December 2005 10-Year Swap                       104,216            137             14,984,375            (176,620)
   December 2005 U.S. Long Treasury Bond            517,861           (183)            22,766,844             453,247
                                                                                                          -----------
                                                                                                            ($733,805)
                                                                                                          ===========

EQUITY INDEX FUND
   December 2005 S&P 500(R)                      $  701,264             18              5,543,100            ($16,796)
                                                                                                          ===========

VALUE EQUITY FUND
   December 2005 Russell 2000(R)                 $  263,596             14              4,700,150            ($11,559)
   December 2005 S&P 500(R)                       4,560,704            131             40,341,450            (336,486)
                                                                                                          -----------
                                                                                                            ($348,045)
                                                                                                          ===========

GROWTH EQUITY FUND
   December 2005 S&P 500(R)                      $4,177,744            155             47,732,250           ($199,755)
                                                                                                          ===========

SMALL CAP EQUITY FUND
   December 2005 Russell 2000(R)                 $  835,592             28              9,342,200           ($123,643)
   December 2005 S&P 500(R)                         716,142             26              8,006,700             (67,731)
                                                                                                          -----------
                                                                                                            ($191,374)
                                                                                                          ===========

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2005, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

ATTACHMENT #2

                                                                                                   NET UNREALIZED
                         CURRENCY TO BE    AMOUNT OF CURRENCY  CURRENCY TO BE  AMOUNT OF CURRENCY   APPRECIATION
FUND/EXPIRATION DATE       DELIVERED         TO BE DELIVERED      RECEIVED       TO BE RECEIVED    (DEPRECIATION)
--------------------  -------------------  ------------------  --------------  ------------------  --------------
LOW-DURATION BOND FUND

      10/13/05        US Dollars                   55,810      British Pounds          31,000         $  (1,167)
      10/18/05        US Dollars                  332,728      Japanese Yen        36,634,000            (9,313)
      10/20/05        Euros                     2,242,068      Dollars              2,716,461            19,751
      10/27/05        New Zealand Dollars       2,185,401      Dollars              1,492,629           (15,252)
      11/08/05        Dollars                     257,174      Euros                  214,000               475
      11/30/05        Euros                     2,200,000      US Dollars           2,703,382            51,485
                                                                                                      ---------
                                                                                                      $  45,979
                                                                                                      =========

MEDIUM-DURATION BOND FUND

     10/13/2005       British Pounds            3,671,000      US Dollars           6,621,162         $ 150,446
     10/14/2005       Mexican Peso             38,962,554      US Dollars           3,591,350           (21,723)
     10/18/2005       US Dollars                7,228,445      Japanese Yen       795,867,000          (202,314)
     10/18/2005       Dollars                     191,950      Japanese Yen        21,684,000              (518)
     10/21/2005       Israeli Shekels           4,890,585      US Dollars           1,068,630             4,553
     10/26/2005       Euros                     5,237,285      US Dollars           6,313,907            12,723
      11/8/2005       Australian Dollars        2,406,065      US Dollars           1,814,389           (17,050)
      11/8/2005       Canadian Dollars          1,186,818      US Dollars             976,163           (45,938)
      11/8/2005       Euros                     1,944,624      US Dollars           2,354,414            13,150
      11/8/2005       Euros                     3,643,339      US Dollars           4,405,708            19,246
      11/8/2005       Euros                    19,485,000      US Dollars          23,447,177           (12,133)
      11/8/2005       Euros                     6,833,000      US Dollars           8,226,215              (496)
      11/8/2005       Euros                    10,191,000      US Dollars          12,247,004           (22,631)
                                                                                                      ---------
                                                                                                      $(122,685)
                                                                                                      =========

INTERNATIONAL EQUITY

      10/7/2005       Euros                     1,041,762      US Dollars           1,246,000         $  (6,192)
     10/12/2005       Swiss Francs                622,599      British Pounds         278,257             9,166
     10/14/2005       Euros                     1,044,304      British Pounds         722,846            18,419
     10/31/2005       British Pounds            8,145,500      US Dollars          14,135,496          (217,500)
     12/19/2005       Swiss Francs                776,618      US Dollars             624,000            19,821
     12/20/2005       Swiss Francs              1,955,779      British Pounds         859,570            (7,759)
     12/20/2005       Swiss Francs              1,152,880      British Pounds         506,627            (4,692)
     12/22/2005       Swiss Francs              1,411,395      US Dollars           1,121,000            22,886
                                                                                                      ---------
                                                                                                      $(165,851)
                                                                                                      =========

NOTE 4: FEDERAL INCOME TAX INFORMATION

At September 30, 2005, the aggregate cost for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

ATTACHMENT #3

                          NET UNREALIZED
                           APPRECIATION     UNREALIZED     UNREALIZED
          FUND            (DEPRECIATION)   APPRECIATION   DEPRECIATION   FEDERAL TAX COST
          ----            --------------   ------------   ------------   ----------------
Flexible Income            $ 45,132,343    $ 47,075,953   $ (1,943,610)   $  226,912,146
Growth & Income             226,125,170     232,446,490     (6,321,320)    1,009,773,855
Capital Opportunities       217,546,082     223,165,713     (5,619,631)      820,450,070
Global Equity               227,676,271     232,619,404     (4,943,133)      706,667,141
Flexible Income I               363,990       2,075,804     (1,711,814)       53,098,630
Growth & Income I            11,793,535      16,250,171     (4,456,636)      218,946,683
Capital Opportunities I      15,823,515      17,311,122     (1,487,607)      138,383,996
Global Equity I              12,842,194      12,842,898           (704)      107,029,917
Low-Duration Bond            (8,803,991)        560,679     (9,364,670)    1,025,605,685
Medium-Duration Bond          2,904,525      14,674,584    (11,770,059)    1,498,828,554
Extended-Duration Bond       25,392,790      28,750,118     (3,357,328)      593,882,997
Equity Index                 71,050,194     125,649,179    (54,598,985)      436,560,176
Value Equity                234,501,955     304,311,014    (69,809,059)    1,346,916,766
Growth Equity               283,802,735     315,481,767    (31,679,032)    1,416,196,648
Small Cap Equity             64,171,706      85,672,813    (21,501,107)      693,940,900
International Equity        319,769,294     350,348,272    (30,578,978)    1,121,638,261

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        GuideStone Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                         John R. Jones, President
                         (principal executive officer)

Date     November 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John R. Jones
                         -------------------------------------------------------
                         John R. Jones, President
                         (principal executive officer)

Date     November 9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                         Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date     November 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.